UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
	(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Jeffrey M. Dube
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/15

Date of reporting period:	3/31/15

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 90.4%
MML Blue Chip Growth Fund, Initial Class (a)	549,435	$9,944,771
MML Equity Income Fund, Initial Class (a)	469,898	6,470,500
MML Focused Equity Fund, Class II (a)	372,086	5,830,593
MML Foreign Fund, Initial Class (a)	561,441	6,046,716
MML Fundamental Growth Fund, Class II (a)	439,060	6,673,718
MML Fundamental Value Fund, Class II (a)	393,330	6,442,749
MML Global Fund, Class I (a)	645,203	8,374,735
MML Income & Growth Fund, Initial Class (a)	389,167	4,794,533
MML International Equity Fund, Class II (a)	614,908	6,062,991
MML Large Cap Growth Fund, Initial Class (a)	457,206	6,707,211
MML Managed Volatility Fund, Initial Class (a)	123,192	1,763,636
MML Mid Cap Growth Fund, Initial Class (a)	428,889	7,501,264
MML Mid Cap Value Fund, Initial Class (a)	541,979	7,219,162
MML Small Cap Growth Equity Fund, Initial Class (a)	130,398	2,476,507
MML Small Company Value Fund, Class II (a)	196,043	3,499,366
MML Small/Mid Cap Value Fund, Initial Class (a)	162,328	2,459,274
MML Strategic Emerging Markets Fund, Class II (a)	469,114	4,456,584
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	32,623	2,781,120
Oppenheimer Global Fund/VA, Non-Service Shares (a)	55,430	2,351,355
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	733,220	7,464,177
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,292,974	3,116,067

		112,437,029

Fixed Income Funds — 9.7%
MML Inflation-Protected and Income Fund, Initial Class (a)	304,555	3,149,102
MML Managed Bond Fund, Initial Class (a)	351,596	4,584,502
MML Short-Duration Bond Fund, Class II (a)	252,569	2,515,589

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	166,390	$1,793,690

		12,042,883

TOTAL MUTUAL FUNDS (Cost $111,939,872)		124,479,912

TOTAL LONG-TERM INVESTMENTS (Cost $111,939,872)		124,479,912

TOTAL INVESTMENTS — 100.1% (Cost $111,939,872) (c)		124,479,912

Other Assets/(Liabilities) — (0.1)%		(81,696)

NET ASSETS — 100.0%		$124,398,216

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.3%
American Funds Blue Chip Income and Growth Fund, Class 1	12,359,886	$182,308,323
American Funds Growth-Income Fund, Class 1	4,080,650	219,008,488
American Funds International Fund, Class 1	3,485,189	74,757,314

		476,074,125

Fixed Income Funds — 35.8%
American Funds Bond Fund, Class 1	23,539,382	265,288,832

TOTAL MUTUAL FUNDS (Cost $599,503,641)		741,362,957

TOTAL LONG-TERM INVESTMENTS (Cost $599,503,641)		741,362,957

TOTAL INVESTMENTS — 100.1% (Cost $599,503,641) (a)		741,362,957

Other Assets/(Liabilities) — (0.1)%		(827,532)

NET ASSETS — 100.0%		$740,535,425

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	1,432,239	$119,620,642

TOTAL MUTUAL FUNDS (Cost $85,275,595)		119,620,642

TOTAL LONG-TERM INVESTMENTS (Cost $85,275,595)		119,620,642

TOTAL INVESTMENTS — 100.1% (Cost $85,275,595) (a)		119,620,642

Other Assets/(Liabilities) — (0.1)%		(137,104)

NET ASSETS — 100.0%		$119,483,538

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	2,567,141	$55,065,177

TOTAL MUTUAL FUNDS (Cost $44,927,743)		55,065,177

TOTAL LONG-TERM INVESTMENTS (Cost $44,927,743)		55,065,177

TOTAL INVESTMENTS — 100.1% (Cost $44,927,743) (a)		55,065,177

Other Assets/(Liabilities) — (0.1)%		(70,092)

NET ASSETS — 100.0%		$54,995,085

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 52.7%
MML Blue Chip Growth Fund, Initial Class (a)	1,586,695	$28,719,182
MML Equity Income Fund, Initial Class (a)	1,687,875	23,242,044
MML Focused Equity Fund, Class II (a)	752,608	11,793,372
MML Foreign Fund, Initial Class (a)	1,422,614	15,321,556
MML Fundamental Growth Fund, Class II (a)	1,233,622	18,751,055
MML Fundamental Value Fund, Class II (a)	1,405,530	23,022,585
MML Global Fund, Class I (a)	1,350,287	17,526,726
MML Income & Growth Fund, Initial Class (a)	1,490,161	18,358,779
MML International Equity Fund, Class II (a)	1,553,832	15,320,784
MML Large Cap Growth Fund, Initial Class (a)	1,284,650	18,845,815
MML Managed Volatility Fund, Initial Class (a)	335,256	4,799,565
MML Mid Cap Growth Fund, Initial Class (a)	935,826	16,367,603
MML Mid Cap Value Fund, Initial Class (a)	1,298,357	17,294,112
MML Small Cap Growth Equity Fund, Initial Class (a)	308,818	5,865,043
MML Small Company Value Fund, Class II (a)	453,997	8,103,853
MML Small/Mid Cap Value Fund, Initial Class (a)	357,789	5,420,500
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	66,613	5,678,734
Oppenheimer Global Fund/VA, Non-Service Shares (a)	274,688	11,652,253
Oppenheimer Global Multi- Alternatives Fund/VA, Non-Service Shares (a)	3,552,620	36,165,670
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,879,994	14,170,786

		316,420,017

Fixed Income Funds — 47.4%
MML High Yield Fund, Class II (a)	2,009,508	20,677,837
MML Inflation-Protected and Income Fund, Initial Class (a)	2,050,039	21,197,405
MML Managed Bond Fund, Initial Class (a)	10,577,245	137,917,898
MML Short-Duration Bond Fund, Class II (a)	2,373,804	23,643,089

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	5,806,328	$62,592,213
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	3,509,504	18,986,414

		285,014,856

TOTAL MUTUAL FUNDS (Cost $554,576,689)		601,434,873

TOTAL LONG-TERM INVESTMENTS (Cost $554,576,689)		601,434,873

TOTAL INVESTMENTS — 100.1% (Cost $554,576,689) (c)		601,434,873

Other Assets/(Liabilities) — (0.1)%		(417,432)

NET ASSETS — 100.0%		$601,017,441

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 3.6%
Chemicals — 3.6%
Ashland, Inc.	9,700	$1,234,907
E.I. du Pont de Nemours & Co.	5,100	364,497
Ecolab, Inc.	40,400	4,620,952
PPG Industries, Inc.	4,900	1,105,146
The Sherwin-Williams Co.	29,700	8,449,650

		15,775,152

Communications — 23.7%
Internet — 23.0%
Akamai Technologies, Inc. (a)	10,300	731,763
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	51,346	4,274,041
Amazon.com, Inc. (a)	51,450	19,144,545
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	43,100	8,982,040
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	3,500	205,170
Facebook, Inc. Class A (a)	143,576	11,804,101
Google, Inc. Class A (a)	16,700	9,263,490
Google, Inc. Class C (a)	21,000	11,508,000
LinkedIn Corp. Class A (a)	12,600	3,148,236
NAVER Corp.	480	289,680
Netflix, Inc. (a)	11,400	4,750,266
The Priceline Group, Inc. (a)	10,900	12,689,235
Tencent Holdings Ltd.	277,800	5,255,275
Twitter, Inc. (a)	65,400	3,275,232
Vipshop Holdings Ltd. (a)	138,200	4,068,608

		99,389,682

Media — 0.7%
Time Warner, Inc.	800	67,552
Twenty-First Century Fox Class A	1,500	50,760
The Walt Disney Co.	29,100	3,052,299

		3,170,611

Telecommunications — 0.0%
Softbank Corp.	1,000	58,129

		102,618,422

Consumer, Cyclical — 17.3%
Airlines — 1.7%
American Airlines Group, Inc.	137,000	7,230,860
Delta Air Lines, Inc.	600	26,976

		7,257,836

Apparel — 0.6%
Nike, Inc. Class B	22,540	2,261,438
VF Corp.	5,800	436,798

		2,698,236

	Number of Shares	Value
Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	9,700	$1,831,069

Automotive & Parts — 0.2%
BorgWarner, Inc.	5,900	356,832
Delphi Automotive PLC	4,900	390,726

		747,558

Leisure Time — 0.4%
Carnival Corp.	5,800	277,472
Norwegian Cruise Line Holdings Ltd. (a)	19,300	1,042,393
Polaris Industries, Inc.	400	56,440
Royal Caribbean Cruises Ltd.	1,400	114,590

		1,490,895

Lodging — 2.5%
Hilton Worldwide Holdings, Inc. (a)	84,928	2,515,567
Las Vegas Sands Corp.	8,100	445,824
Marriott International, Inc. Class A	7,487	601,356
MGM Resorts International (a)	116,000	2,439,480
Starwood Hotels & Resorts Worldwide, Inc.	1,000	83,500
Wynn Macau Ltd.	212,400	458,158
Wynn Resorts Ltd.	35,000	4,405,800

		10,949,685

Retail — 11.5%
AutoZone, Inc. (a)	1,900	1,296,104
CarMax, Inc. (a)	19,700	1,359,497
Chipotle Mexican Grill, Inc. (a)	5,400	3,512,916
Costco Wholesale Corp.	14,500	2,196,678
CVS Health Corp.	40,000	4,128,400
Hanesbrands, Inc.	97,400	3,263,874
The Home Depot, Inc.	41,900	4,760,259
L Brands, Inc.	21,800	2,055,522
Lowe’s Cos., Inc.	93,200	6,933,148
O’Reilly Automotive, Inc. (a)	23,400	5,060,016
PVH Corp.	900	95,904
Ross Stores, Inc.	28,100	2,960,616
Starbucks Corp.	72,600	6,875,220
Tractor Supply Co.	32,600	2,772,956
Walgreens Boots Alliance, Inc.	31,000	2,625,080

		49,896,190

		74,871,469

Consumer, Non-cyclical — 30.2%
Beverages — 0.3%
Constellation Brands, Inc. Class A (a)	8,100	941,301
Keurig Green Mountain, Inc.	1,200	134,076
Monster Beverage Corp. (a)	2,700	373,667

		1,449,044

Biotechnology — 8.4%
Alexion Pharmaceuticals, Inc. (a)	50,500	8,751,650
Biogen, Inc. (a)	31,600	13,342,784

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Celgene Corp. (a)	78,900	$9,095,592
Regeneron Pharmaceuticals, Inc. (a)	6,600	2,979,768
Vertex Pharmaceuticals, Inc. (a)	17,500	2,064,475

		36,234,269

Commercial Services — 7.9%
MasterCard, Inc. Class A	121,500	10,496,385
McKesson Corp.	56,100	12,689,820
Visa, Inc. Class A	169,120	11,062,139

		34,248,344

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	19,700	1,638,252

Health Care – Products — 2.0%
Becton, Dickinson & Co.	18,200	2,613,338
The Cooper Cos., Inc.	3,600	674,712
Intuitive Surgical, Inc. (a)	5,800	2,929,174
Medtronic PLC	13,627	1,062,770
Stryker Corp.	13,130	1,211,242

		8,491,236

Health Care – Services — 2.6%
Anthem, Inc.	10,800	1,667,628
Humana, Inc.	1,000	178,020
Thermo Fisher Scientific, Inc.	46,500	6,246,810
UnitedHealth Group, Inc.	25,900	3,063,711

		11,156,169

Pharmaceuticals — 8.6%
Actavis PLC (a)	33,854	10,075,627
AmerisourceBergen Corp.	17,900	2,034,693
Cardinal Health, Inc.	32,100	2,897,667
Eli Lilly & Co.	10,100	733,765
Gilead Sciences, Inc. (a)	95,400	9,361,602
Perrigo Co. PLC	300	49,665
Pharmacyclics, Inc. (a)	15,700	4,018,415
Shire PLC Sponsored ADR (United Kingdom)	6,100	1,459,669
Valeant Pharmaceuticals International, Inc. (a)	34,400	6,832,528

		37,463,631

		130,680,945

Energy — 1.7%
Oil & Gas — 1.7%
Cimarex Energy Co.	1,200	138,108
Concho Resources, Inc. (a)	5,200	602,784
Continental Resources, Inc. (a)	2,000	87,340
EOG Resources, Inc.	280	25,673
EQT Corp.	36,500	3,024,755
Pioneer Natural Resources Co.	13,100	2,141,981
Range Resources Corp.	26,186	1,362,720

		7,383,361

	Number of Shares	Value
Financial — 6.6%
Banks — 0.7%
Northern Trust Corp.	2,300	$160,195
State Street Corp.	37,800	2,779,434

		2,939,629

Diversified Financial — 4.0%
American Express Co.	550	42,966
Ameriprise Financial, Inc.	21,600	2,826,144
Citigroup, Inc.	600	30,912
IntercontinentalExchange, Inc.	13,450	3,137,481
Invesco Ltd.	67,700	2,687,013
Morgan Stanley	122,500	4,372,025
TD Ameritrade Holding Corp.	112,000	4,173,120

		17,269,661

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	21,800	1,222,762

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp.	75,170	7,077,256

		28,509,308

Industrial — 11.2%
Aerospace & Defense — 1.7%
The Boeing Co.	48,700	7,308,896

Machinery – Construction & Mining — 0.0%
Ingersoll-Rand PLC	2,400	163,392

Machinery – Diversified — 1.6%
Flowserve Corp.	12,000	677,880
Roper Industries, Inc.	19,100	3,285,200
Wabtec Corp.	29,300	2,783,793

		6,746,873

Manufacturing — 3.1%
3M Co.	4,400	725,780
Danaher Corp.	128,060	10,872,294
Honeywell International, Inc.	6,400	667,584
Pall Corp.	6,800	682,652
Textron, Inc.	10,100	447,733

		13,396,043

Metal Fabricate & Hardware — 1.1%
Precision Castparts Corp.	22,500	4,725,000

Transportation — 3.7%
Canadian Pacific Railway Ltd.	5,800	1,059,660
FedEx Corp.	21,700	3,590,265
J.B. Hunt Transport Services, Inc.	12,700	1,084,517
Kansas City Southern	19,800	2,021,184
Union Pacific Corp.	29,400	3,184,314
United Continental Holdings, Inc. (a)	74,000	4,976,500

		15,916,440

		48,256,644

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 5.9%
Computers — 2.5%
Apple, Inc.	77,140	$9,598,530
Cognizant Technology Solutions Corp. Class A (a)	11,500	717,485
IHS, Inc. Class A (a)	5,400	614,304

		10,930,319

Software — 3.4%
Autodesk, Inc. (a)	6,600	387,024
Electronic Arts, Inc. (a)	26,500	1,558,597
Fiserv, Inc. (a)	39,040	3,099,776
Intuit, Inc.	400	38,784
Microsoft Corp.	300	12,197
Red Hat, Inc. (a)	37,148	2,813,961
Salesforce.com, Inc. (a)	92,000	6,146,520
Servicenow, Inc. (a)	9,500	748,410

		14,805,269

		25,735,588

TOTAL COMMON STOCK (Cost $275,768,903)		433,830,889

TOTAL EQUITIES (Cost $275,768,903)		433,830,889

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $275,769,904)		433,831,890

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$1,747,723	1,747,723

TOTAL SHORT-TERM INVESTMENTS (Cost $1,747,723)		1,747,723

TOTAL INVESTMENTS — 100.6% (Cost $277,517,627) (c)		435,579,613

Other Assets/(Liabilities) — (0.6)%		(2,659,980)

NET ASSETS — 100.0%		$432,919,633

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,747,723. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $1,782,770.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 43.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,061,708	$19,216,910
MML Equity Income Fund, Initial Class (a)	1,249,084	17,199,882
MML Focused Equity Fund, Class II (a)	412,034	6,456,574
MML Foreign Fund, Initial Class (a)	792,344	8,533,541
MML Fundamental Growth Fund, Class II (a)	827,745	12,581,731
MML Fundamental Value Fund, Class II (a)	1,027,267	16,826,640
MML Global Fund, Class I (a)	875,255	11,360,808
MML Income & Growth Fund, Initial Class (a)	864,771	10,653,976
MML International Equity Fund, Class II (a)	881,687	8,693,437
MML Large Cap Growth Fund, Initial Class (a)	860,973	12,630,475
MML Managed Volatility Fund, Initial Class (a)	212,688	3,044,865
MML Mid Cap Growth Fund, Initial Class (a)	482,847	8,444,989
MML Mid Cap Value Fund, Initial Class (a)	798,225	10,632,353
MML Small Cap Growth Equity Fund, Initial Class (a)	173,433	3,293,826
MML Small Company Value Fund, Class II (a)	313,101	5,588,848
MML Small/Mid Cap Value Fund, Initial Class (a)	188,481	2,855,492
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	35,338	3,012,552
Oppenheimer Global Fund/VA, Non-Service Shares (a)	198,904	8,437,525
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	2,821,993	28,727,892
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,058,396	7,370,734

		205,563,050

Fixed Income Funds — 57.0%
MML High Yield Fund, Class II (a)	1,856,018	19,098,428
MML Inflation-Protected and Income Fund, Initial Class (a)	1,857,432	19,205,851
MML Managed Bond Fund, Initial Class (a)	10,113,686	131,873,500
MML Short-Duration Bond Fund, Class II (a)	2,195,114	21,863,341

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	5,677,411	$61,202,491
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	3,434,063	18,578,281

		271,821,892

TOTAL MUTUAL FUNDS (Cost $453,820,198)		477,384,942

TOTAL LONG-TERM INVESTMENTS (Cost $453,820,198)		477,384,942

TOTAL INVESTMENTS — 100.1% (Cost $453,820,198) (c)		477,384,942

Other Assets/(Liabilities) — (0.1)%		(338,525)

NET ASSETS — 100.0%		$477,046,417

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.2%

COMMON STOCK — 94.2%
Basic Materials — 5.8%
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	48,300	$3,452,001
Potash Corp. of Saskatchewan, Inc.	68,900	2,222,025

Forest Products & Paper — 2.4%
International Paper Co.	136,300	7,563,287
MeadWestvaco Corp.	65,500	3,266,485
Rayonier, Inc.	75,400	2,032,784

		12,862,556

Iron & Steel — 0.8%
Nucor Corp.	91,900	4,368,007

Mining — 1.5%
Newmont Mining Corp.	111,000	2,409,810
Vulcan Materials Co.	63,900	5,386,770

		7,796,580

		30,701,169

Communications — 12.0%
Media — 4.1%
Cablevision Systems Corp. Class A	136,100	2,490,630
Comcast Corp. Class A	47,900	2,704,913
The New York Times Co. Class A	122,800	1,689,728
News Corp. Class A (a)	118,400	1,895,584
Pearson PLC	59,682	1,283,098
Time Warner, Inc.	82,833	6,994,418
Viacom, Inc. Class B	18,400	1,256,720
The Walt Disney Co.	31,600	3,314,524

		21,629,615

Telecommunications — 7.9%
AT&T, Inc.	221,800	7,241,770
CenturyLink, Inc.	81,805	2,826,363
Cisco Systems, Inc.	198,400	5,460,960
Corning, Inc.	221,500	5,023,620
Harris Corp.	75,400	5,938,504
Motorola Solutions, Inc.	13,600	906,712
QUALCOMM, Inc.	83,100	5,762,154
Telefonica SA	163,993	2,333,564
Verizon Communications, Inc.	111,935	5,443,399
Vodafone Group PLC	332,563	1,086,830

		42,023,876

		63,653,491

Consumer, Cyclical — 8.7%
Auto Manufacturers — 1.2%
Ford Motor Co.	184,500	2,977,830
General Motors Co.	88,049	3,301,837

		6,279,667

	Number of Shares	Value
Automotive & Parts — 0.7%
Johnson Controls, Inc.	73,500	$3,707,340

Distribution & Wholesale — 0.7%
Genuine Parts Co.	36,900	3,438,711

Leisure Time — 1.0%
Carnival Corp.	114,700	5,487,248

Lodging — 0.4%
Las Vegas Sands Corp.	41,300	2,273,152

Retail — 3.8%
Coach, Inc.	37,100	1,537,053
Kohl’s Corp.	79,100	6,189,575
Macy’s, Inc.	69,900	4,537,209
McDonald’s Corp.	33,200	3,235,008
Staples, Inc.	262,600	4,276,441
Tiffany & Co.	3,900	343,239

		20,118,525

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	198,300	4,531,155

		45,835,798

Consumer, Non-cyclical — 11.7%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	117,600	5,574,240

Beverages — 0.8%
PepsiCo, Inc.	45,700	4,369,834

Commercial Services — 0.5%
Western Union Co.	124,900	2,599,169

Cosmetics & Personal Care — 0.3%
Avon Products, Inc.	200,700	1,603,593

Foods — 1.4%
Campbell Soup Co.	60,700	2,825,585
ConAgra Foods, Inc.	20,600	752,518
Kellogg Co.	24,800	1,635,560
McCormick & Co., Inc.	30,300	2,336,433

		7,550,096

Health Care – Products — 1.6%
Johnson & Johnson	86,000	8,651,600

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	32,400	2,489,940

Household Products — 0.8%
The Clorox Co.	39,300	4,338,327

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	108,000	6,966,000
GlaxoSmithKline PLC	111,995	2,564,677
Merck & Co., Inc.	124,000	7,127,520
Pfizer, Inc.	234,354	8,153,176

		24,811,373

		61,988,172

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 11.8%
Coal — 0.6%
CONSOL Energy, Inc.	114,800	$3,201,772

Oil & Gas — 10.5%
Anadarko Petroleum Corp.	40,500	3,353,805
Apache Corp.	131,000	7,903,230
BP PLC Sponsored ADR (United Kingdom)	64,900	2,538,239
Canadian Natural Resources Ltd.	27,500	844,525
Chevron Corp.	91,800	9,637,164
ConocoPhillips	30,500	1,898,930
Diamond Offshore Drilling, Inc.	69,200	1,853,868
Exxon Mobil Corp.	99,400	8,449,000
Hess Corp.	96,700	6,563,029
Murphy Oil Corp.	90,100	4,198,660
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	109,100	6,507,815
Talisman Energy, Inc.	269,200	2,067,456

		55,815,721

Oil & Gas Services — 0.7%
Schlumberger Ltd.	42,600	3,554,544

		62,572,037

Financial — 19.1%
Banks — 9.9%
Bank of America Corp.	546,577	8,411,820
Bank of New York Mellon Corp.	3,600	144,864
Northern Trust Corp.	82,900	5,773,985
PNC Financial Services Group, Inc.	92,000	8,578,080
Regions Financial Corp.	192,900	1,822,905
SunTrust Banks, Inc.	139,800	5,744,382
U.S. Bancorp	222,700	9,725,309
Wells Fargo & Co.	219,500	11,940,800

		52,142,145

Diversified Financial — 3.7%
American Express Co.	62,900	4,913,748
JP Morgan Chase & Co.	237,300	14,375,634

		19,289,382

Insurance — 4.2%
The Chubb Corp.	26,900	2,719,590
Loews Corp.	97,500	3,980,925
Marsh & McLennan Cos., Inc.	140,300	7,869,427
MetLife, Inc.	83,300	4,210,815
Sun Life Financial, Inc.	61,700	1,901,594
Willis Group Holdings PLC	36,200	1,744,116

		22,426,467

Real Estate Investment Trusts (REITS) — 1.3%
Digital Realty Trust, Inc.	41,300	2,724,148
Weyerhaeuser Co.	127,542	4,228,017

		6,952,165

		100,810,159

	Number of Shares	Value
Industrial — 13.6%
Aerospace & Defense — 1.3%
The Boeing Co.	46,900	$7,038,752

Building Materials — 1.1%
Masco Corp.	135,700	3,623,190
USG Corp. (a)	72,200	1,927,740

		5,550,930

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	93,700	5,305,294

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	49,700	4,739,392

Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	61,500	2,409,570

Machinery – Diversified — 1.8%
Deere & Co.	46,300	4,060,047
Flowserve Corp.	38,200	2,157,918
Xylem, Inc.	99,700	3,491,494

		9,709,459

Manufacturing — 5.9%
Eaton Corp. PLC	40,384	2,743,689
General Electric Co.	585,600	14,528,736
Honeywell International, Inc.	58,100	6,060,411
Illinois Tool Works, Inc.	83,100	8,072,334

		31,405,170

Transportation — 1.1%
United Parcel Service, Inc. Class B	58,700	5,690,378

		71,848,945

Technology — 5.1%
Computers — 1.2%
Computer Sciences Corp.	29,000	1,893,120
International Business Machines Corp.	27,900	4,477,950

		6,371,070

Semiconductors — 2.7%
Analog Devices, Inc.	67,500	4,252,500
Applied Materials, Inc.	231,200	5,215,872
Texas Instruments, Inc.	84,000	4,803,540

		14,271,912

Software — 1.2%
CA, Inc.	57,000	1,858,770
Microsoft Corp.	115,100	4,679,391

		6,538,161

		27,181,143

Utilities — 6.4%
Electric — 5.0%
The AES Corp.	142,200	1,827,270
Duke Energy Corp.	87,733	6,736,140
Entergy Corp.	72,800	5,641,272
Exelon Corp.	131,500	4,419,715

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FirstEnergy Corp.	104,700	$3,670,782
Xcel Energy, Inc.	107,700	3,749,037

		26,044,216

Gas — 1.4%
NiSource, Inc.	170,500	7,529,280

		33,573,496

TOTAL COMMON STOCK (Cost $347,575,095)		498,164,410

TOTAL EQUITIES (Cost $347,575,095)		498,164,410

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Telefonica SA, Expires 4/10/15 Strike 10.84 (a)	163,993	26,450

TOTAL RIGHTS (Cost $0)		26,450

MUTUAL FUNDS — 2.1%
Diversified Financial — 2.1%
T. Rowe Price Reserve Investment Fund	11,001,021	11,001,021

TOTAL MUTUAL FUNDS (Cost $11,001,021)		11,001,021

TOTAL LONG-TERM INVESTMENTS (Cost $358,576,116)		509,191,881

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$10,456,708	10,456,708

TOTAL SHORT-TERM INVESTMENTS (Cost $10,456,708)		10,456,708

TOTAL INVESTMENTS — 98.3% (Cost $369,032,824) (c)		519,648,589

Other Assets/(Liabilities) — 1.7%		8,897,248

NET ASSETS — 100.0%		$528,545,837

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,456,711. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 11/25/38 – 12/25/38, and an aggregate market value, including accrued interest, of $10,666,093.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	4,646	$702,847
Airgas, Inc.	1,597	169,458
CF Industries Holdings, Inc.	1,139	323,111
The Dow Chemical Co.	26,012	1,248,056
E.I. du Pont de Nemours & Co.	21,683	1,549,684
Eastman Chemical Co.	3,611	250,098
Ecolab, Inc.	6,435	736,035
FMC Corp.	3,191	182,685
International Flavors & Fragrances, Inc.	1,894	222,355
LyondellBasell Industries NV Class A	9,470	831,466
Monsanto Co.	11,544	1,299,162
The Mosaic Co.	7,497	345,312
PPG Industries, Inc.	3,246	732,103
Praxair, Inc.	6,891	832,019
The Sherwin-Williams Co.	1,946	553,637
Sigma-Aldrich Corp.	2,839	392,492

		10,370,520

Forest Products & Paper — 0.2%
International Paper Co.	10,163	563,945
MeadWestvaco Corp.	4,082	203,569

		767,514

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	2,599	77,996
Nucor Corp.	7,621	362,226

		440,222

Mining — 0.3%
Alcoa, Inc.	29,173	376,915
Freeport-McMoRan, Inc.	24,790	469,771
Newmont Mining Corp.	12,118	263,082
Vulcan Materials Co.	3,211	270,687

		1,380,455

		12,958,711

Communications — 12.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	9,748	215,626
Omnicom Group, Inc.	5,842	455,559

		671,185

Internet — 4.8%
Akamai Technologies, Inc. (a)	4,296	305,209
Amazon.com, Inc. (a)	9,101	3,386,482
eBay, Inc. (a)	26,349	1,519,811

	Number of Shares	Value
Equinix, Inc.	1,352	$314,813
Expedia, Inc.	2,372	223,277
F5 Networks, Inc. (a)	1,754	201,605
Facebook, Inc. Class A (a)	50,229	4,129,577
Google, Inc. Class A (a)	6,834	3,790,820
Google, Inc. Class C (a)	6,847	3,752,156
Netflix, Inc. (a)	1,454	605,867
The Priceline Group, Inc. (a)	1,242	1,445,874
Symantec Corp.	16,466	384,728
TripAdvisor, Inc. (a)	2,611	217,157
VeriSign, Inc. (a)	2,559	171,376
Yahoo!, Inc. (a)	20,826	925,403

		21,374,155

Media — 3.6%
Cablevision Systems Corp. Class A	5,210	95,343
CBS Corp. Class B	10,953	664,081
Comcast Corp. Class A	60,807	3,433,771
DIRECTV (a)	12,081	1,028,093
Discovery Communications, Inc. Series A (a)	3,603	110,828
Discovery Communications, Inc. Series C (a)	6,327	186,488
Gannett Co., Inc.	5,453	202,197
The McGraw Hill Financial, Inc.	6,554	677,684
News Corp. Class A (a)	12,131	194,217
Nielsen NV	7,552	336,593
Scripps Networks Interactive Class A	2,281	156,385
Time Warner Cable, Inc.	6,724	1,007,793
Time Warner, Inc.	19,881	1,678,752
Twenty-First Century Fox Class A	43,763	1,480,940
Viacom, Inc. Class B	8,724	595,849
The Walt Disney Co.	37,383	3,921,103

		15,770,117

Telecommunications — 4.0%
AT&T, Inc.	124,062	4,050,624
CenturyLink, Inc.	13,597	469,776
Cisco Systems, Inc.	122,086	3,360,417
Corning, Inc.	30,353	688,406
Frontier Communications Corp.	23,509	165,738
Harris Corp.	2,518	198,318
Juniper Networks, Inc.	8,641	195,114
Level 3 Communications, Inc. (a)	6,777	364,874
Motorola Solutions, Inc.	4,570	304,682
QUALCOMM, Inc.	39,459	2,736,087
Verizon Communications, Inc.	99,477	4,837,567
Windstream Corp.	14,725	108,965

		17,480,568

		55,296,025

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 10.5%
Airlines — 0.6%
American Airlines Group, Inc.	17,162	$905,810
Delta Air Lines, Inc.	19,726	886,881
Southwest Airlines Co.	16,125	714,338

		2,507,029

Apparel — 0.6%
Nike, Inc. Class B	16,780	1,683,537
Ralph Lauren Corp.	1,429	187,914
Under Armour, Inc. Class A (a)	3,932	317,509
VF Corp.	8,210	618,295

		2,807,255

Auto Manufacturers — 0.7%
Ford Motor Co.	94,585	1,526,602
General Motors Co.	32,477	1,217,888
Paccar, Inc.	8,451	533,596

		3,278,086

Automotive & Parts — 0.4%
BorgWarner, Inc.	5,374	325,019
Delphi Automotive PLC	6,956	554,671
The Goodyear Tire & Rubber Co.	6,285	170,198
Johnson Controls, Inc.	15,688	791,303

		1,841,191

Distribution & Wholesale — 0.2%
Fastenal Co.	6,486	268,747
Fossil Group, Inc. (a)	1,050	86,573
Genuine Parts Co.	3,659	340,982
W.W. Grainger, Inc.	1,425	336,029

		1,032,331

Home Builders — 0.1%
D.R. Horton, Inc.	8,133	231,628
Lennar Corp. Class A	4,356	225,684
PulteGroup, Inc.	7,674	170,593

		627,905

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,673	223,563
Whirlpool Corp.	1,856	375,023

		598,586

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,550	255,909

Leisure Time — 0.3%
Carnival Corp.	10,727	513,180
Harley-Davidson, Inc.	5,127	311,414
Royal Caribbean Cruises Ltd.	3,976	325,435

		1,150,029

Lodging — 0.3%
Marriott International, Inc. Class A	4,959	398,307
Starwood Hotels & Resorts Worldwide, Inc.	4,097	342,099

	Number of Shares	Value
Wyndham Worldwide Corp.	2,919	$264,082
Wynn Resorts Ltd.	1,934	243,452

		1,247,940

Retail — 6.9%
AutoNation, Inc. (a)	1,734	111,548
AutoZone, Inc. (a)	762	519,806
Bed Bath & Beyond, Inc. (a)	4,374	335,814
Best Buy Co., Inc.	7,084	267,704
CarMax, Inc. (a)	4,954	341,876
Chipotle Mexican Grill, Inc. (a)	740	481,400
Coach, Inc.	6,494	269,046
Costco Wholesale Corp.	10,525	1,594,485
CVS Health Corp.	26,955	2,782,026
Darden Restaurants, Inc.	2,970	205,940
Dollar General Corp. (a)	7,214	543,791
Dollar Tree, Inc. (a)	4,935	400,451
Family Dollar Stores, Inc.	2,300	182,252
GameStop Corp. Class A	2,677	101,619
The Gap, Inc.	6,420	278,179
Hanesbrands, Inc.	9,652	323,439
The Home Depot, Inc.	31,507	3,579,510
Kohl’s Corp.	4,845	379,121
L Brands, Inc.	5,847	551,314
Lowe’s Cos., Inc.	23,329	1,735,444
Macy’s, Inc.	8,116	526,810
McDonald’s Corp.	22,994	2,240,535
Michael Kors Holdings Ltd. (a)	4,811	316,323
Nordstrom, Inc.	3,328	267,305
O’Reilly Automotive, Inc. (a)	2,421	523,517
PVH Corp.	1,988	211,841
Ross Stores, Inc.	4,972	523,850
Staples, Inc.	15,451	251,620
Starbucks Corp.	17,935	1,698,444
Target Corp.	15,278	1,253,865
Tiffany & Co.	2,651	233,315
The TJX Cos., Inc.	16,365	1,146,368
Tractor Supply Co.	3,265	277,721
Urban Outfitters, Inc. (a)	2,445	111,614
Wal-Mart Stores, Inc.	37,732	3,103,457
Walgreens Boots Alliance, Inc.	20,843	1,764,985
Yum! Brands, Inc.	10,364	815,854

		30,252,189

Textiles — 0.1%
Cintas Corp.	2,340	191,014
Mohawk Industries, Inc. (a)	1,492	277,139

		468,153

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,594	164,045
Mattel, Inc.	8,140	185,999

		350,044

		46,416,647

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 24.1%
Agriculture — 1.6%
Altria Group, Inc.	47,164	$2,359,143
Archer-Daniels-Midland Co.	15,189	719,959
Lorillard, Inc.	8,591	561,422
Philip Morris International, Inc.	37,045	2,790,600
Reynolds American, Inc.	7,319	504,352

		6,935,476

Beverages — 2.2%
Brown-Forman Corp. Class B	3,738	337,728
The Coca-Cola Co.	94,035	3,813,119
Coca-Cola Enterprises, Inc.	5,274	233,111
Constellation Brands, Inc. Class A (a)	4,057	471,464
Dr. Pepper Snapple Group, Inc.	4,570	358,654
Keurig Green Mountain, Inc.	2,894	323,347
Molson Coors Brewing Co. Class B	3,778	281,272
Monster Beverage Corp. (a)	3,502	484,659
PepsiCo, Inc.	35,492	3,393,745

		9,697,099

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	4,838	838,425
Amgen, Inc.	18,155	2,902,077
Biogen, Inc. (a)	5,613	2,370,033
Celgene Corp. (a)	19,159	2,208,650
Regeneron Pharmaceuticals, Inc. (a)	1,763	795,959
Vertex Pharmaceuticals, Inc. (a)	5,766	680,215

		9,795,359

Commercial Services — 2.3%
The ADT Corp.	4,143	172,017
Alliance Data Systems Corp. (a)	1,490	441,412
Automatic Data Processing, Inc.	11,397	976,039
Equifax, Inc.	2,874	267,282
H&R Block, Inc.	6,513	208,872
MasterCard, Inc. Class A	23,356	2,017,725
McKesson Corp.	5,576	1,261,291
Moody’s Corp.	4,256	441,773
Paychex, Inc.	7,784	386,203
Quanta Services, Inc. (a)	5,069	144,619
Robert Half International, Inc.	3,173	192,030
Total System Services, Inc.	3,920	149,548
United Rentals, Inc. (a)	2,308	210,397
Visa, Inc. Class A	46,419	3,036,267
Western Union Co.	12,350	257,004

		10,162,479

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	20,359	1,411,693
The Estee Lauder Cos., Inc. Class A	5,339	443,991
The Procter & Gamble Co.	64,642	5,296,766

		7,152,450

	Number of Shares	Value
Foods — 1.7%
Campbell Soup Co.	4,303	$200,305
ConAgra Foods, Inc.	10,271	375,199
General Mills, Inc.	14,439	817,247
The Hershey Co.	3,493	352,478
Hormel Foods Corp.	3,209	182,432
The J.M. Smucker Co.	2,399	277,636
Kellogg Co.	6,027	397,481
Kraft Foods Group, Inc.	14,043	1,223,356
The Kroger Co.	11,701	896,999
McCormick & Co., Inc.	3,064	236,265
Mondelez International, Inc. Class A	39,531	1,426,674
Sysco Corp.	14,249	537,615
Tyson Foods, Inc. Class A	6,911	264,691
Whole Foods Market, Inc.	8,612	448,513

		7,636,891

Health Care – Products — 3.4%
Baxter International, Inc.	12,915	884,678
Becton, Dickinson & Co.	5,027	721,827
Boston Scientific Corp. (a)	32,043	568,763
C.R. Bard, Inc.	1,806	302,234
Edwards Lifesciences Corp. (a)	2,609	371,678
Henry Schein, Inc. (a)	2,019	281,893
Intuitive Surgical, Inc. (a)	875	441,901
Johnson & Johnson	66,522	6,692,113
Medtronic PLC	34,099	2,659,381
St. Jude Medical, Inc.	6,790	444,066
Stryker Corp.	7,135	658,204
Varian Medical Systems, Inc. (a)	2,393	225,157
Zimmer Holdings, Inc.	4,030	473,606

		14,725,501

Health Care – Services — 2.1%
Aetna, Inc.	8,460	901,244
Anthem, Inc.	6,378	984,827
Cigna Corp.	6,180	799,939
DaVita HealthCare Partners, Inc. (a)	4,179	339,669
HCA Holdings, Inc. (a)	7,037	529,393
Humana, Inc.	3,577	636,778
Laboratory Corporation of America Holdings (a)	2,389	301,229
Quest Diagnostics, Inc.	3,461	265,978
Tenet Healthcare Corp. (a)	2,326	115,160
Thermo Fisher Scientific, Inc.	9,494	1,275,424
UnitedHealth Group, Inc.	22,813	2,698,550
Universal Health Services, Inc. Class B	2,136	251,429

		9,099,620

Household Products — 0.3%
Avery Dennison Corp.	2,190	115,873
The Clorox Co.	3,134	345,962
Kimberly-Clark Corp.	8,757	937,962

		1,399,797

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.7%
Abbott Laboratories	36,093	$1,672,189
AbbVie, Inc.	38,186	2,235,409
Actavis PLC (a)	9,341	2,780,068
AmerisourceBergen Corp.	4,970	564,940
Bristol-Myers Squibb Co.	39,762	2,564,649
Cardinal Health, Inc.	7,913	714,307
DENTSPLY International, Inc.	3,342	170,074
Eli Lilly & Co.	23,452	1,703,788
Endo International PLC (a)	4,244	380,687
Express Scripts Holding Co. (a)	17,383	1,508,323
Gilead Sciences, Inc. (a)	35,633	3,496,666
Hospira, Inc. (a)	4,101	360,232
Mallinckrodt PLC (a)	2,751	348,414
Mead Johnson Nutrition Co.	4,813	483,851
Merck & Co., Inc.	67,902	3,903,007
Mylan NV (a)	8,919	529,343
Patterson Cos., Inc.	2,137	104,264
Perrigo Co. PLC	3,377	559,062
Pfizer, Inc.	146,618	5,100,840
Zoetis, Inc.	11,956	553,443

		29,733,556

		106,338,228

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,682	171,232

Energy — 8.0%
Coal — 0.0%
CONSOL Energy, Inc.	5,456	152,168

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,828	109,296

Oil & Gas — 6.0%
Anadarko Petroleum Corp.	12,072	999,682
Apache Corp.	8,948	539,833
Cabot Oil & Gas Corp.	9,942	293,587
Chesapeake Energy Corp.	12,218	173,007
Chevron Corp.	44,976	4,721,581
Cimarex Energy Co.	2,112	243,070
ConocoPhillips	29,519	1,837,853
Devon Energy Corp.	9,328	562,572
Diamond Offshore Drilling, Inc.	1,713	45,891
Ensco PLC Class A	5,621	118,435
EOG Resources, Inc.	13,169	1,207,466
EQT Corp.	3,611	299,244
Exxon Mobil Corp.	100,350	8,529,750
Helmerich & Payne, Inc.	2,515	171,196
Hess Corp.	5,793	393,171
Marathon Oil Corp.	16,058	419,274
Marathon Petroleum Corp.	6,531	668,709
Murphy Oil Corp.	4,062	189,289
Newfield Exploration Co. (a)	3,815	133,868

	Number of Shares	Value
Noble Corp. PLC	5,502	$78,569
Noble Energy, Inc.	9,350	457,215
Occidental Petroleum Corp.	18,427	1,345,171
Phillips 66	13,000	1,021,800
Pioneer Natural Resources Co.	3,575	584,548
QEP Resources, Inc.	4,024	83,900
Range Resources Corp.	3,959	206,026
Southwestern Energy Co. (a)	9,364	217,151
Tesoro Corp.	2,964	270,584
Valero Energy Corp.	12,315	783,480

		26,595,922

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	10,371	659,388
Cameron International Corp. (a)	4,551	205,341
FMC Technologies, Inc. (a)	5,592	206,960
Halliburton Co.	20,278	889,799
National Oilwell Varco, Inc.	9,819	490,852
Schlumberger Ltd.	30,553	2,549,342
Transocean Ltd.	8,277	121,424

		5,123,106

Pipelines — 0.8%
Kinder Morgan, Inc.	40,776	1,715,038
ONEOK, Inc.	4,936	238,113
Spectra Energy Corp.	15,987	578,250
The Williams Cos., Inc.	16,038	811,362

		3,342,763

		35,323,255

Financial — 15.8%
Banks — 4.3%
Bank of America Corp.	251,391	3,868,908
Bank of New York Mellon Corp.	26,595	1,070,183
BB&T Corp.	17,152	668,756
Capital One Financial Corp.	13,136	1,035,380
Comerica, Inc.	4,363	196,902
Fifth Third Bancorp	19,230	362,486
Huntington Bancshares, Inc.	19,628	216,889
KeyCorp	20,322	287,760
M&T Bank Corp.	3,141	398,907
Northern Trust Corp.	5,477	381,473
PNC Financial Services Group, Inc.	12,471	1,162,796
Regions Financial Corp.	32,417	306,341
State Street Corp.	9,825	722,432
SunTrust Banks, Inc.	12,581	516,953
U.S. Bancorp	42,673	1,863,530
Wells Fargo & Co.	112,186	6,102,918
Zions Bancorp	4,952	133,704

		19,296,318

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a)	1,298	278,784
American Express Co.	20,970	1,638,176

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ameriprise Financial, Inc.	4,382	$573,341
BlackRock, Inc.	3,030	1,108,495
The Charles Schwab Corp.	27,699	843,158
Citigroup, Inc.	72,610	3,740,867
CME Group, Inc.	7,530	713,166
Discover Financial Services	10,689	602,325
E*TRADE Financial Corp. (a)	6,736	192,346
Franklin Resources, Inc.	9,383	481,536
The Goldman Sachs Group, Inc.	9,710	1,825,189
IntercontinentalExchange, Inc.	2,659	620,265
Invesco Ltd.	10,238	406,346
JP Morgan Chase & Co.	89,190	5,403,130
Legg Mason, Inc.	2,339	129,113
Morgan Stanley	36,825	1,314,284
The NASDAQ OMX Group, Inc.	2,919	148,694
Navient Corp.	9,814	199,519
T. Rowe Price Group, Inc.	6,271	507,826

		20,726,560

Insurance — 4.1%
ACE Ltd.	7,842	874,305
Aflac, Inc.	10,518	673,257
The Allstate Corp.	9,935	707,074
American International Group, Inc.	32,826	1,798,537
Aon PLC	6,709	644,869
Assurant, Inc.	1,723	105,809
Berkshire Hathaway, Inc. Class B (a)	43,615	6,294,517
The Chubb Corp.	5,532	559,285
Cincinnati Financial Corp.	3,504	186,693
Genworth Financial, Inc. Class A (a)	12,309	89,979
The Hartford Financial Services Group, Inc.	10,084	421,713
Lincoln National Corp.	6,175	354,815
Loews Corp.	7,232	295,283
Marsh & McLennan Cos., Inc.	12,826	719,410
MetLife, Inc.	26,726	1,350,999
Principal Financial Group, Inc.	6,450	331,337
The Progressive Corp.	12,663	344,434
Prudential Financial, Inc.	10,846	871,042
Torchmark Corp.	2,993	164,376
The Travelers Cos., Inc.	7,696	832,168
Unum Group	5,972	201,436
XL Group PLC	6,208	228,454

		18,049,792

Real Estate — 0.1%
CBRE Group, Inc. (a)	6,702	259,434

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	10,084	949,409
Apartment Investment & Management Co. Class A	3,749	147,561
AvalonBay Communities, Inc.	3,190	555,857
Boston Properties, Inc.	3,641	511,488
Crown Castle International Corp.	7,967	657,596

	Number of Shares	Value
Equity Residential	8,770	$682,832
Essex Property Trust, Inc.	1,566	360,023
General Growth Properties, Inc.	14,915	440,738
HCP, Inc.	11,090	479,199
Health Care REIT, Inc.	8,389	648,973
Host Hotels & Resorts, Inc.	18,045	364,148
Iron Mountain, Inc.	4,451	162,372
Kimco Realty Corp.	9,702	260,499
The Macerich Co.	3,376	284,698
Plum Creek Timber Co., Inc.	4,317	187,574
Prologis, Inc.	12,257	533,915
Public Storage	3,476	685,259
Simon Property Group, Inc.	7,434	1,454,388
SL Green Realty Corp.	2,362	303,234
Ventas, Inc.	7,905	577,223
Vornado Realty Trust	4,163	466,256
Weyerhaeuser Co.	12,509	414,673

		11,127,915

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,066	115,971
People’s United Financial, Inc.	7,564	114,973

		230,944

		69,690,963

Industrial — 9.7%
Aerospace & Defense — 2.1%
The Boeing Co.	15,670	2,351,754
General Dynamics Corp.	7,577	1,028,426
L-3 Communications Holdings, Inc.	1,971	247,932
Lockheed Martin Corp.	6,437	1,306,454
Northrop Grumman Corp.	4,741	763,111
Raytheon Co.	7,313	798,945
Rockwell Collins, Inc.	3,197	308,670
United Technologies Corp.	19,758	2,315,638

		9,120,930

Building Materials — 0.1%
Martin Marietta Materials, Inc.	1,477	206,485
Masco Corp.	8,355	223,078

		429,563

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,756	302,420
Emerson Electric Co.	16,383	927,606

		1,230,026

Electronics — 0.6%
Agilent Technologies, Inc.	8,099	336,513
Allegion PLC	2,349	143,688
Amphenol Corp. Class A	7,358	433,607
FLIR Systems, Inc.	3,474	108,667
Garmin Ltd.	2,954	140,374
PerkinElmer, Inc.	2,623	134,140
TE Connectivity Ltd.	9,753	698,510

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International PLC	9,978	$429,653
Waters Corp. (a)	1,950	242,424

		2,667,576

Engineering & Construction — 0.1%
Fluor Corp.	3,542	202,460
Jacobs Engineering Group, Inc. (a)	2,961	133,719

		336,179

Environmental Controls — 0.2%
Republic Services, Inc.	5,930	240,521
Stericycle, Inc. (a)	2,043	286,899
Waste Management, Inc.	10,310	559,111

		1,086,531

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	208,237
Stanley Black & Decker, Inc.	3,777	360,175

		568,412

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	14,537	1,163,396
Ingersoll-Rand PLC	6,345	431,968
Joy Global, Inc.	2,356	92,308

		1,687,672

Machinery – Diversified — 0.5%
Cummins, Inc.	4,005	555,253
Deere & Co.	8,116	711,692
Flowserve Corp.	3,209	181,276
Rockwell Automation, Inc.	3,247	376,620
Roper Industries, Inc.	2,379	409,188
Xylem, Inc.	4,284	150,026

		2,384,055

Manufacturing — 3.4%
3M Co.	15,182	2,504,271
Danaher Corp.	14,686	1,246,841
Dover Corp.	3,935	271,987
Eaton Corp. PLC	11,340	770,439
General Electric Co.	240,780	5,973,752
Honeywell International, Inc.	18,758	1,956,647
Illinois Tool Works, Inc.	8,355	811,605
Leggett & Platt, Inc.	3,276	150,991
Pall Corp.	2,523	253,284
Parker Hannifin Corp.	3,404	404,327
Pentair PLC	4,346	273,320
Textron, Inc.	6,730	298,341

		14,915,805

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	3,372	708,120

Packaging & Containers — 0.1%
Ball Corp.	3,270	230,993
Owens-Illinois, Inc. (a)	4,008	93,466
Sealed Air Corp.	4,941	225,112

		549,571

	Number of Shares	Value
Transportation — 1.7%
American ExpressNorfolk Southern Corp.	7,376	$759,138
C.H. Robinson Worldwide, Inc.	3,529	258,393
CSX Corp.	23,830	789,250
Expeditors International of Washington, Inc.	4,555	219,460
FedEx Corp.	6,326	1,046,637
Kansas City Southern	2,623	267,756
Ryder System, Inc.	1,306	123,926
Union Pacific Corp.	21,069	2,281,983
United Parcel Service, Inc. Class B	16,580	1,607,265

		7,353,808

		43,038,248

Technology — 12.5%
Computers — 6.2%
Accenture PLC Class A	15,054	1,410,409
Apple, Inc.	139,346	17,338,823
Cognizant Technology Solutions Corp. Class A (a)	14,532	906,651
Computer Sciences Corp.	3,357	219,145
EMC Corp.	47,516	1,214,509
Hewlett-Packard Co.	43,465	1,354,369
International Business Machines Corp.	21,993	3,529,876
NetApp, Inc.	7,535	267,191
SanDisk Corp.	5,093	324,017
Seagate Technology PLC	7,912	411,661
Teradata Corp. (a)	3,475	153,387
Western Digital Corp.	5,150	468,702

		27,598,740

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,673	108,975
Xerox Corp.	24,825	319,001

		427,976

Semiconductors — 2.4%
Altera Corp.	7,209	309,338
Analog Devices, Inc.	7,489	471,807
Applied Materials, Inc.	29,495	665,407
Avago Technologies Ltd.	6,158	781,943
Broadcom Corp. Class A	13,062	565,519
Intel Corp.	113,230	3,540,702
KLA-Tencor Corp.	3,842	223,950
Lam Research Corp.	3,836	269,422
Linear Technology Corp.	5,806	271,721
Microchip Technology, Inc.	4,892	239,219
Micron Technology, Inc. (a)	25,852	701,365
NVIDIA Corp.	12,114	253,485
Skyworks Solutions, Inc.	4,568	448,989
Texas Instruments, Inc.	24,924	1,425,279
Xilinx, Inc.	6,316	267,167

		10,435,313

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.8%
Adobe Systems, Inc. (a)	11,403	$843,138
Autodesk, Inc. (a)	5,420	317,829
CA, Inc.	7,766	253,249
Cerner Corp. (a)	7,225	529,303
Citrix Systems, Inc. (a)	3,798	242,578
The Dun & Bradstreet Corp.	893	114,625
Electronic Arts, Inc. (a)	7,380	434,055
Fidelity National Information Services, Inc.	6,784	461,719
Fiserv, Inc. (a)	5,734	455,280
Intuit, Inc.	6,627	642,554
Microsoft Corp.	196,265	7,979,154
Oracle Corp.	76,696	3,309,432
Red Hat, Inc. (a)	4,323	327,467
Salesforce.com, Inc. (a)	14,475	967,075

		16,877,458

		55,339,487

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	15,259	196,078
Ameren Corp.	5,851	246,912
American Electric Power Co., Inc.	11,645	655,031
CenterPoint Energy, Inc.	10,138	206,917
CMS Energy Corp.	6,604	230,546
Consolidated Edison, Inc.	6,970	425,170
Dominion Resources, Inc.	14,039	994,944
DTE Energy Co.	4,273	344,789
Duke Energy Corp.	17,012	1,306,181
Edison International	7,777	485,829
Entergy Corp.	4,282	331,812
Eversource Energy	7,554	381,628
Exelon Corp.	20,784	698,550
FirstEnergy Corp.	9,962	349,268
Integrys Energy Group, Inc.	1,850	133,237
NextEra Energy, Inc.	10,662	1,109,381
NRG Energy, Inc.	8,262	208,120
Pepco Holdings, Inc.	6,057	162,509
PG&E Corp.	11,430	606,590
Pinnacle West Capital Corp.	2,700	172,125
PPL Corp.	15,833	532,939
Public Service Enterprise Group, Inc.	12,058	505,471
SCANA Corp.	3,400	186,966
The Southern Co.	21,908	970,086
TECO Energy, Inc.	5,672	110,037
Wisconsin Energy Corp.	5,358	265,221
Xcel Energy, Inc.	12,023	418,521

		12,234,858

Gas — 0.2%
AGL Resources, Inc.	2,834	140,708
NiSource, Inc.	7,615	336,279

	Number of Shares	Value
Sempra Energy	5,509	$600,591

		1,077,578

		13,312,436

TOTAL COMMON STOCK (Cost $238,273,549)		437,885,232

TOTAL EQUITIES (Cost $238,273,549)		437,885,232

TOTAL LONG-TERM INVESTMENTS (Cost $238,273,549)		437,885,232

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$3,402,892	3,402,892

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	1,724	1,724

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (c) 0.000% 4/30/15	605,000	604,976

TOTAL SHORT-TERM INVESTMENTS (Cost $4,009,537)		4,009,592

TOTAL INVESTMENTS — 100.0% (Cost $242,283,086) (d)		441,894,824

Other Assets/(Liabilities) — 0.0%		113,463

NET ASSETS — 100.0%		$442,008,287

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,402,893. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $3,473,682.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.0%

COMMON STOCK — 92.0%
Basic Materials — 5.2%
Mining — 5.2%
Glencore PLC ADR (United Kingdom)	1,028,000	$8,707,160

Communications — 8.5%
Internet — 5.3%
Amazon.com, Inc.	23,700	8,818,770

Media — 3.2%
Tribune Media Co.	85,500	5,199,255

		14,018,025

Consumer, Cyclical — 16.0%
Apparel — 1.1%
Ralph Lauren Corp.	13,500	1,775,250

Auto Manufacturers — 6.6%
General Motors Co.	291,000	10,912,500

Lodging — 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	42,500	3,548,750

Retail — 6.2%
CarMax, Inc.	73,000	5,037,730
Tiffany & Co.	59,000	5,192,590

		10,230,320

		26,466,820

Consumer, Non-cyclical — 3.8%
Commercial Services — 3.8%
Visa, Inc. Class A	96,000	6,279,360

Energy — 8.2%
Oil & Gas Services — 8.2%
Halliburton Co.	122,000	5,353,360
National Oilwell Varco, Inc.	94,000	4,699,060
NOW, Inc.	164,000	3,548,960

		13,601,380

Financial — 35.0%
Banks — 6.6%
Wells Fargo & Co.	201,000	10,934,400

Diversified Financial — 13.8%
BlackRock, Inc.	21,000	7,682,640
Franklin Resources, Inc.	142,000	7,287,440
JP Morgan Chase & Co.	131,000	7,935,980

		22,906,060

Insurance — 10.1%
American International Group, Inc.	168,000	9,204,720
Aon PLC	79,500	7,641,540

		16,846,260

	Number of Shares	Value
Real Estate — 4.5%
CBRE Group, Inc.	192,000	$7,432,320

		58,119,040

Industrial — 2.6%
Machinery – Construction & Mining — 2.6%
Caterpillar, Inc.	53,500	4,281,605

Technology — 12.7%
Computers — 2.8%
Apple, Inc.	38,000	4,728,340

Semiconductors — 6.1%
Intel Corp.	322,000	10,068,940

Software — 3.8%
Microsoft Corp.	156,000	6,342,180

		21,139,460

TOTAL COMMON STOCK (Cost $119,732,532)		152,612,850

TOTAL EQUITIES (Cost $119,732,532)		152,612,850

TOTAL LONG-TERM INVESTMENTS (Cost $119,732,532)		152,612,850

	Principal Amount
SHORT-TERM INVESTMENTS — 6.9%
Repurchase Agreement — 6.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (a)	$11,419,243	11,419,243

TOTAL SHORT-TERM INVESTMENTS (Cost $11,419,243)		11,419,243

TOTAL INVESTMENTS — 98.9% (Cost $131,151,775) (b)		164,032,093

Other Assets/(Liabilities) — 1.1%		1,811,474

NET ASSETS — 100.0%		$165,843,567

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Maturity value of $11,419,246. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/25/39, and an aggregate market value, including accrued interest, of $11,650,211.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.2%

COMMON STOCK — 91.2%
Basic Materials — 3.3%
Chemicals — 1.6%
Akzo Nobel NV	84,940	$6,430,374

Iron & Steel — 1.0%
POSCO ADR (Republic of Korea)	69,322	3,789,140

Mining — 0.7%
Mining and Metallurgical Company Norilsk Nickel OJSC ADR (Russia)	145,469	2,570,423

		12,789,937

Communications — 10.1%
Internet — 0.5%
Trend Micro, Inc.	57,300	1,890,585

Media — 1.5%
Sky PLC	263,630	3,879,394
Vivendi SA	77,292	1,921,742

		5,801,136

Telecommunications — 8.1%
China Mobile Ltd.	310,500	4,039,357
China Telecom Corp. Ltd. Class H	9,397,643	6,038,431
Singapore Telecommunications Ltd.	1,468,000	4,679,401
Singapore Telecommunications Ltd.	176,000	559,963
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	133,854	1,679,868
Telefonica SA Sponsored ADR (Spain) (a)	381,543	5,475,142
Telenor ASA	243,736	4,926,022
Vodafone Group PLC Sponsored ADR (United Kingdom)	130,979	4,280,394

		31,678,578

		39,370,299

Consumer, Cyclical — 10.4%
Airlines — 0.9%
Deutsche Lufthansa AG	116,340	1,636,079
Qantas Airways Ltd. (b)	772,619	1,833,850

		3,469,929

Auto Manufacturers — 3.1%
Nissan Motor Co. Ltd.	539,270	5,498,984
Toyota Motor Corp. Sponsored ADR (Japan) (a)	46,696	6,532,303

		12,031,287

Automotive & Parts — 2.7%
Cie Generale des Etablissements Michelin Class B	63,590	6,331,490
Hyundai Mobis	11,327	2,514,390

	Number of Shares	Value
Weichai Power Co. Ltd. Class H	495,000	$1,911,162

		10,757,042

Distribution & Wholesale — 0.7%
ITOCHU Corp. (a)	240,600	2,608,708

Retail — 3.0%
Kingfisher PLC	944,724	5,331,224
Marks & Spencer Group PLC	793,360	6,293,743

		11,624,967

		40,491,933

Consumer, Non-cyclical — 17.5%
Beverages — 1.1%
Suntory Beverage & Food Ltd.	102,500	4,387,535

Foods — 2.1%
Metro AG (a)	83,660	2,841,932
Tesco PLC	1,025,700	3,670,692
Unilever PLC	42,577	1,775,815

		8,288,439

Health Care – Products — 1.1%
Getinge AB Class B (a)	116,470	2,880,533
QIAGEN NV (b)	60,520	1,527,176

		4,407,709

Pharmaceuticals — 13.2%
Bayer AG	50,420	7,575,870
GlaxoSmithKline PLC	292,414	6,696,259
Merck KGaA	58,770	6,595,758
Novartis AG	51,740	5,116,525
Roche Holding AG	30,590	8,434,969
Sanofi	101,538	9,991,448
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	107,375	6,689,463

		51,100,292

		68,183,975

Diversified — 1.6%
Holding Company – Diversified — 1.6%
Hutchison Whampoa Ltd.	238,291	3,293,174
Noble Group Ltd.	4,245,000	2,828,713

		6,121,887

Energy — 9.7%
Coal — 0.4%
China Shenhua Energy Co. Ltd. Class H	618,000	1,578,029

Oil & Gas — 7.4%
BP PLC	730,074	4,717,005
ENI SpA	251,643	4,355,421
Galp Energia SGPS SA	242,320	2,617,366
Kunlun Energy Co. Ltd	1,582,000	1,533,656

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	149,705	$911,704
Repsol YPF SA	73,751	1,371,579
Royal Dutch Shell PLC Class A	2,327	69,156
Royal Dutch Shell PLC Class B	128,334	3,986,829
StatoilHydro ASA	90,840	1,605,015
Talisman Energy, Inc. (a)	329,600	2,526,877
Total SA	102,482	5,098,617

		28,793,225

Oil & Gas Services — 1.9%
Petrofac Ltd. (a)	181,970	2,567,799
SBM Offshore NV (b)	152,208	1,894,195
Technip SA	45,390	2,750,963

		7,212,957

		37,584,211

Financial — 23.0%
Banks — 10.3%
Barclays PLC	940,280	3,373,901
BNP Paribas	116,670	7,095,618
Credit Agricole SA	202,890	2,982,910
DBS Group Holdings, Ltd.	350,179	5,181,805
HSBC Holdings PLC	710,000	6,092,279
Intesa Sanpaolo SpA	616,558	2,092,261
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (b)	77,128	2,710,278
Lloyds Banking Group PLC (b)	3,153,790	3,660,533
Standard Chartered PLC	184,080	2,980,574
UniCredit SpA	588,738	3,993,290

		40,163,449

Diversified Financial — 3.1%
Credit Suisse Group	208,151	5,603,785
Deutsche Boerse AG	54,390	4,447,864
Hana Financial Group, Inc.	72,124	1,864,657

		11,916,306

Insurance — 8.7%
AIA Group Ltd.	485,200	3,037,878
Aviva PLC	628,065	5,028,099
AXA SA	213,097	5,373,596
China Life Insurance Co. Ltd.	1,136,000	4,988,194
ING Groep NV (b)	422,290	6,193,885
Muenchener Rueckversicherungs AG	13,330	2,876,656
NN Group NV (b)	63,360	1,791,762
Swiss Re AG	48,390	4,683,853

		33,973,923

Investment Companies — 0.9%
CK Hutchison Holdings Ltd.	172,215	3,525,383

		89,579,061

	Number of Shares	Value
Industrial — 11.5%
Aerospace & Defense — 1.7%
BAE Systems PLC	531,850	$4,123,467
Embraer SA Sponsored ADR (Brazil)	76,929	2,365,567

		6,489,034

Building Materials — 3.6%
Compagnie de Saint-Gobain	88,100	3,865,078
CRH PLC	195,722	5,095,969
HeidelbergCement AG	66,090	5,243,467

		14,204,514

Electrical Components & Equipment — 0.5%
Toshiba Corp.	441,000	1,851,355

Electronics — 0.7%
Koninklijke Philips Electronics NV	90,900	2,582,135

Manufacturing — 2.4%
Konica Minolta Holdings, Inc.	312,800	3,181,414
Nikon Corp. (a)	149,600	2,007,239
Siemens AG	39,866	4,316,077

		9,504,730

Packaging & Containers — 0.8%
Rexam PLC	365,784	3,138,369

Transportation — 1.8%
China South Locomotive and Rolling Stock Corp. Ltd. Class H (c)	1,616,100	2,142,481
Deutsche Post AG	60,811	1,902,320
TNT Express NV	461,170	2,931,963

		6,976,764

		44,746,901

Technology — 4.1%
Semiconductors — 3.8%
Infineon Technologies AG	308,437	3,693,091
Samsung Electronics Co., Ltd.	6,911	8,958,747
Taiwan Semiconductor Manufacturing Co. Ltd.	416,275	1,931,233

		14,583,071

Software — 0.3%
SAP AG Sponsored ADR (Germany)	18,239	1,316,308

		15,899,379

TOTAL COMMON STOCK (Cost $315,295,327)		354,767,583

TOTAL EQUITIES (Cost $315,295,327)		354,767,583

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 4.2%
Diversified Financial — 4.2%
State Street Navigator Securities Lending Prime Portfolio (d)	16,225,490	$16,225,490

TOTAL MUTUAL FUNDS (Cost $16,225,490)		16,225,490

TOTAL LONG-TERM INVESTMENTS (Cost $331,520,817)		370,993,073

	Principal Amount
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement — 5.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (e)	$21,624,478	21,624,478

TOTAL SHORT-TERM INVESTMENTS (Cost $21,624,478)		21,624,478

TOTAL INVESTMENTS — 100.9% (Cost $353,145,295) (f)		392,617,551

Other Assets/(Liabilities) — (0.9)%		(3,558,767)

NET ASSETS — 100.0%		$389,058,784

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $15,614,105 or 4.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $2,142,481 or 0.55% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $21,624,484. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 1/15/39 – 7/25/39, and an aggregate market value, including accrued interest, of $22,058,112.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.1%

COMMON STOCK — 101.1%
Basic Materials — 1.3%
Chemicals — 1.3%
The Sherwin-Williams Co.	9,000	$2,560,500

Communications — 18.1%
Internet — 9.9%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	15,099	1,256,841
Amazon.com, Inc. (a)	10,259	3,817,374
CDW Corp.	6,593	245,523
Expedia, Inc.	13,468	1,267,743
F5 Networks, Inc. (a)	19,843	2,280,754
Facebook, Inc. Class A (a)	51,417	4,227,249
Google, Inc. Class C (a)	9,620	5,271,760
The Priceline Group, Inc. (a)	1,400	1,629,810

		19,997,054

Media — 2.1%
Comcast Corp. Class A	51,643	2,916,280
Discovery Communications, Inc. Series A (a)	9,081	279,332
FactSet Research Systems, Inc.	2,695	429,044
Scripps Networks Interactive Class A	8,140	558,078

		4,182,734

Telecommunications — 6.1%
Amdocs Ltd.	12,417	675,485
Cisco Systems, Inc.	151,947	4,182,341
QUALCOMM, Inc.	60,979	4,228,284
Verizon Communications, Inc.	68,397	3,326,146

		12,412,256

		36,592,044

Consumer, Cyclical — 14.4%
Home Builders — 0.8%
PulteGroup, Inc.	72,501	1,611,697

Home Furnishing — 0.5%
Whirlpool Corp.	4,690	947,661

Lodging — 2.0%
Hilton Worldwide Holdings, Inc. (a)	48,091	1,424,456
Wyndham Worldwide Corp.	25,711	2,326,074
Wynn Resorts Ltd.	2,832	356,492

		4,107,022

Retail — 11.1%
Advance Auto Parts, Inc.	8,001	1,197,670
Chipotle Mexican Grill, Inc. (a)	2,748	1,787,684
Costco Wholesale Corp.	18,191	2,755,846
CVS Health Corp.	30,176	3,114,465
The Home Depot, Inc.	45,935	5,218,675
Lowe’s Cos., Inc.	39,258	2,920,403

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	13,031	$2,817,823
The TJX Cos., Inc.	37,322	2,614,406

		22,426,972

		29,093,352

Consumer, Non-cyclical — 29.3%
Beverages — 2.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	19,152	2,334,820
Monster Beverage Corp. (a)	13,255	1,834,426

		4,169,246

Biotechnology — 6.0%
Amgen, Inc.	23,545	3,763,668
Biogen, Inc. (a)	6,626	2,797,762
Celgene Corp. (a)	28,118	3,241,443
Vertex Pharmaceuticals, Inc. (a)	19,916	2,349,491

		12,152,364

Commercial Services — 3.7%
Alliance Data Systems Corp. (a)	3,528	1,045,170
Moody’s Corp.	12,827	1,331,443
Paychex, Inc.	37,134	1,842,403
Visa, Inc. Class A	49,904	3,264,221

		7,483,237

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	14,799	1,026,162
The Estee Lauder Cos., Inc. Class A	13,892	1,155,259

		2,181,421

Foods — 1.3%
Mondelez International, Inc. Class A	55,092	1,988,270
Sysco Corp.	15,236	574,854

		2,563,124

Health Care – Products — 5.5%
Becton, Dickinson & Co.	13,977	2,006,957
C.R. Bard, Inc.	14,158	2,369,341
Johnson & Johnson	14,255	1,434,053
Medtronic PLC	35,842	2,795,318
Varian Medical Systems, Inc. (a)	7,973	750,180
Zimmer Holdings, Inc.	16,065	1,887,959

		11,243,808

Health Care – Services — 2.5%
Aetna, Inc.	30,781	3,279,100
Anthem, Inc.	6,613	1,021,113
HCA Holdings, Inc. (a)	10,745	808,347

		5,108,560

Pharmaceuticals — 7.1%
Actavis PLC (a)	3,747	1,115,182
AstraZeneca PLC Sponsored ADR (United Kingdom)	17,794	1,217,643

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bristol-Myers Squibb Co.	36,453	$2,351,219
Cardinal Health, Inc.	6,556	591,810
Eli Lilly & Co.	36,891	2,680,131
Gilead Sciences, Inc. (a)	45,267	4,442,051
Merck & Co., Inc.	34,891	2,005,535

		14,403,571

		59,305,331

Energy — 0.7%
Oil & Gas — 0.3%
Cabot Oil & Gas Corp.	22,400	661,472

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	11,465	728,945

		1,390,417

Financial — 3.6%
Banks — 0.8%
Bank of America Corp.	109,048	1,678,249

Diversified Financial — 1.8%
American Express Co.	18,168	1,419,284
IntercontinentalExchange, Inc.	6,531	1,523,487
JP Morgan Chase & Co.	4,797	290,602
Waddell & Reed Financial, Inc. Class A	6,556	324,784

		3,558,157

Insurance — 0.3%
American International Group, Inc.	9,067	496,781

Real Estate Investment Trusts (REITS) — 0.7%
Public Storage	7,536	1,485,647

		7,218,834

Industrial — 6.8%
Aerospace & Defense — 1.4%
The Boeing Co.	18,928	2,840,714

Electronics — 0.5%
Agilent Technologies, Inc.	23,744	986,563

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	7,458	865,053

Manufacturing — 3.4%
3M Co.	6,176	1,018,731
Danaher Corp.	22,365	1,898,789
Honeywell International, Inc.	25,528	2,662,826
Illinois Tool Works, Inc.	12,823	1,245,626

		6,825,972

Transportation — 1.1%
United Parcel Service, Inc. Class B	24,397	2,365,045

		13,883,347

	Number of Shares	Value
Technology — 26.9%
Computers — 10.3%
Apple, Inc.	127,742	$15,894,937
Brocade Communications Systems, Inc.	67,615	802,252
NetApp, Inc.	57,177	2,027,496
SanDisk Corp.	6,767	430,516
Western Digital Corp.	20,057	1,825,388

		20,980,589

Internet — 1.2%
Check Point Software Technologies Ltd. (a)	28,839	2,363,933

Semiconductors — 6.6%
Altera Corp.	98,275	4,216,980
Broadcom Corp. Class A	45,322	1,962,216
Linear Technology Corp.	31,079	1,454,497
Marvell Technology Group Ltd.	44,823	658,898
Maxim Integrated Products, Inc.	59,751	2,079,933
Microchip Technology, Inc.	23,625	1,155,263
Skyworks Solutions, Inc.	14,425	1,417,833
Xilinx, Inc.	12,130	513,099

		13,458,719

Software — 8.8%
Activision Blizzard, Inc.	56,389	1,281,440
Intuit, Inc.	26,525	2,571,864
Microsoft Corp.	159,076	6,467,235
Oracle Corp.	172,320	7,435,608

		17,756,147

		54,559,388

TOTAL COMMON STOCK (Cost $163,197,746)		204,603,213

TOTAL EQUITIES (Cost $163,197,746)		204,603,213

TOTAL LONG-TERM INVESTMENTS (Cost $163,197,746)		204,603,213

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$252,244	252,244

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	$41	$41

TOTAL SHORT-TERM INVESTMENTS (Cost $252,285)		252,285

TOTAL INVESTMENTS — 101.2% (Cost $163,450,031) (c)		204,855,498

Other Assets/(Liabilities) — (1.2)%		(2,460,535)

NET ASSETS — 100.0%		$202,394,963

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $252,244. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $261,029.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 4.0%
Chemicals — 1.8%
Axalta Coating Systems Ltd. (a)	55,190	$1,524,349
The Dow Chemical Co.	54,740	2,626,425

		4,150,774

Forest Products & Paper — 1.0%
International Paper Co.	39,450	2,189,080

Iron & Steel — 1.2%
Nucor Corp.	22,930	1,089,863
Steel Dynamics, Inc.	80,940	1,626,894

		2,716,757

		9,056,611

Communications — 8.9%
Internet — 1.2%
Symantec Corp.	118,040	2,758,005

Media — 3.3%
CBS Corp. Class B	39,380	2,387,609
Comcast Corp. Class A	53,440	3,017,757
Thomson Reuters Corp.	53,300	2,161,848

		7,567,214

Telecommunications — 4.4%
Cisco Systems, Inc.	236,640	6,513,516
Verizon Communications, Inc.	69,840	3,396,319

		9,909,835

		20,235,054

Consumer, Cyclical — 11.4%
Home Builders — 1.0%
PulteGroup, Inc.	103,110	2,292,135

Housewares — 1.1%
Newell Rubbermaid, Inc.	63,860	2,495,010

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	38,230	2,064,802

Lodging — 1.3%
Hilton Worldwide Holdings, Inc. (a)	97,710	2,894,170

Retail — 7.1%
CVS Health Corp.	33,200	3,426,572
Dollar General Corp. (a)	30,100	2,268,938
The Home Depot, Inc.	24,610	2,795,942
Lowe’s Cos., Inc.	47,720	3,549,891
Nordstrom, Inc.	24,980	2,006,394
PVH Corp.	19,430	2,070,461

		16,118,198

		25,864,315

	Number of Shares	Value
Consumer, Non-cyclical — 16.9%
Beverages — 1.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	20,460	$2,494,278
Diageo PLC Sponsored ADR (United Kingdom)	16,940	1,873,056

		4,367,334

Biotechnology — 1.0%
Amgen, Inc.	14,600	2,333,810

Foods — 1.6%
Kraft Foods Group, Inc.	40,426	3,521,711

Health Care – Products — 2.4%
Baxter International, Inc.	27,860	1,908,410
Medtronic PLC	46,209	3,603,840

		5,512,250

Health Care – Services — 2.1%
UnitedHealth Group, Inc.	39,960	4,726,869

Pharmaceuticals — 7.9%
AstraZeneca PLC Sponsored ADR (United Kingdom)	35,170	2,406,683
Bristol-Myers Squibb Co.	48,890	3,153,405
Gilead Sciences, Inc. (a)	16,910	1,659,378
Merck & Co., Inc.	100,910	5,800,307
Pfizer, Inc.	55,149	1,918,634
Roche Holding AG	10,243	2,824,432

		17,762,839

		38,224,813

Energy — 9.4%
Oil & Gas — 8.4%
Anadarko Petroleum Corp.	21,220	1,757,228
Chevron Corp.	43,690	4,586,576
EOG Resources, Inc.	26,720	2,449,957
Exxon Mobil Corp.	40,350	3,429,750
Marathon Oil Corp.	75,650	1,975,221
Occidental Petroleum Corp.	21,890	1,597,970
Pioneer Natural Resources Co.	9,170	1,499,387
Southwestern Energy Co. (a)	69,990	1,623,068

		18,919,157

Oil & Gas Services — 1.0%
Halliburton Co.	52,500	2,303,700

		21,222,857

Financial — 25.0%
Banks — 7.5%
M&T Bank Corp.	21,090	2,678,430
PNC Financial Services Group, Inc.	58,570	5,461,067
Wells Fargo & Co.	161,480	8,784,512

		16,924,009

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 11.3%
Ameriprise Financial, Inc.	5,580	$730,087
BlackRock, Inc.	10,230	3,742,543
Citigroup, Inc.	104,010	5,358,595
The Goldman Sachs Group, Inc.	16,910	3,178,573
IntercontinentalExchange, Inc.	12,850	2,997,520
Invesco Ltd.	42,200	1,674,918
JP Morgan Chase & Co.	130,990	7,935,374

		25,617,610

Insurance — 5.9%
ACE Ltd.	31,810	3,546,497
American International Group, Inc.	38,850	2,128,591
Marsh & McLennan Cos., Inc.	41,490	2,327,174
MetLife, Inc.	54,490	2,754,469
Principal Financial Group, Inc.	33,610	1,726,546
Unum Group	24,650	831,445

		13,314,722

Real Estate Investment Trusts (REITS) — 0.3%
Paramount Group, Inc.	32,680	630,724

		56,487,065

Industrial — 10.5%
Aerospace & Defense — 2.5%
Spirit AeroSystems Holdings, Inc. Class A (a)	36,710	1,916,629
United Technologies Corp.	31,180	3,654,296

		5,570,925

Building Materials — 1.3%
Fortune Brands Home & Security, Inc.	62,660	2,975,097

Machinery – Construction & Mining — 0.9%
Ingersoll-Rand PLC	31,850	2,168,348

Manufacturing — 5.2%
3M Co.	15,090	2,489,095
Eaton Corp. PLC	47,420	3,221,715
General Electric Co.	162,370	4,028,400
Illinois Tool Works, Inc.	21,200	2,059,368

		11,798,578

Transportation — 0.6%
Union Pacific Corp.	12,500	1,353,875

		23,866,823

Technology — 8.5%
Computers — 1.6%
EMC Corp.	139,270	3,559,741

Semiconductors — 5.6%
Analog Devices, Inc.	39,090	2,462,670
Intel Corp.	136,750	4,276,172
Marvell Technology Group Ltd.	172,550	2,536,485
Maxim Integrated Products, Inc.	98,480	3,428,089

		12,703,416

	Number of Shares	Value
Software — 1.3%
Microsoft Corp.	71,790	$2,918,623

		19,181,780

Utilities — 2.6%
Electric — 2.6%
Edison International	30,380	1,897,839
Eversource Energy	51,470	2,600,264
NextEra Energy, Inc.	12,190	1,268,370

		5,766,473

TOTAL COMMON STOCK (Cost $158,155,362)		219,905,791

TOTAL EQUITIES (Cost $158,155,362)		219,905,791

TOTAL LONG-TERM INVESTMENTS (Cost $158,155,362)		219,905,791

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$5,546,599	5,546,599

TOTAL SHORT-TERM INVESTMENTS (Cost $5,546,599)		5,546,599

TOTAL INVESTMENTS — 99.6% (Cost $163,701,961) (c)		225,452,390

Other Assets/(Liabilities) — 0.4%		892,014

NET ASSETS — 100.0%		$226,344,404

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,546,600. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/25/39, and an aggregate market value, including accrued interest, of $5,659,830.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 7.5%
Chemicals — 6.3%
Air Liquide	11,165	$1,436,154
Akzo Nobel NV	43,882	3,322,082
Brenntag AG	19,844	1,189,660
International Flavors & Fragrances, Inc.	17,526	2,057,552
Linde AG	32,256	6,576,006
Praxair, Inc.	20,840	2,516,222

		17,097,676

Forest Products & Paper — 1.2%
Svenska Cellulosa AB Class B	145,016	3,341,391

		20,439,067

Communications — 11.0%
Advertising — 2.4%
Omnicom Group, Inc.	34,093	2,658,572
WPP PLC	172,670	3,915,879

		6,574,451

Internet — 0.6%
eBay, Inc. (a)	28,168	1,624,730

Media — 7.3%
Sky PLC	151,236	2,225,483
Time Warner Cable, Inc.	14,306	2,144,183
Time Warner, Inc.	82,905	7,000,498
Viacom, Inc. Class B	11,462	782,855
The Walt Disney Co.	75,891	7,960,207

		20,113,226

Telecommunications — 0.7%
Cisco Systems, Inc.	65,190	1,794,355

		30,106,762

Consumer, Cyclical — 9.1%
Apparel — 0.7%
Burberry Group PLC	63,765	1,637,605
Hermes International	1,246	439,834

		2,077,439

Automotive & Parts — 0.8%
Delphi Automotive PLC	28,976	2,310,546

Distribution & Wholesale — 0.6%
W.W. Grainger, Inc.	6,921	1,632,041

Entertainment — 0.3%
William Hill PLC	141,562	778,020

Food Services — 1.2%
Compass Group PLC	185,241	3,217,235

Leisure Time — 0.2%
Harley-Davidson, Inc.	7,890	479,239

	Number of Shares	Value
Lodging — 0.6%
Sands China Ltd.	132,800	$549,438
Whitbread PLC	5,077	394,565
Wynn Resorts Ltd.	5,381	677,360

		1,621,363

Retail — 4.7%
AutoZone, Inc. (a)	4,487	3,060,852
Cie Financiere Richemont SA	30,837	2,482,541
Lawson, Inc.	8,700	603,965
McDonald’s Corp.	28,894	2,815,431
Sally Beauty Holdings, Inc. (a)	64,539	2,218,205
Urban Outfitters, Inc. (a)	39,283	1,793,269

		12,974,263

		25,090,146

Consumer, Non-cyclical — 29.6%
Beverages — 5.6%
AMBEV SA	235,731	1,362,735
Carlsberg A/S Class B	23,666	1,954,198
Diageo PLC	185,758	5,121,943
Heineken NV	40,511	3,093,435
Pernod-Ricard SA	31,318	3,695,654

		15,227,965

Commercial Services — 3.0%
Adecco SA	31,727	2,643,046
Visa, Inc. Class A	85,314	5,580,389

		8,223,435

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	53,122	3,683,479

Foods — 5.2%
Danone SA	63,152	4,249,950
Kellogg Co.	47,217	3,113,961
Nestle SA	90,385	6,824,016

		14,187,927

Health Care – Products — 5.1%
Johnson & Johnson	17,324	1,742,795
Medtronic PLC	51,666	4,029,431
Sonova Holding AG	10,339	1,433,851
St. Jude Medical, Inc.	51,880	3,392,952
Stryker Corp.	36,254	3,344,432

		13,943,461

Health Care – Services — 2.4%
Thermo Fisher Scientific, Inc.	48,834	6,560,360

Household Products — 2.4%
Reckitt Benckiser Group PLC	77,306	6,625,445

Pharmaceuticals — 4.6%
Bayer AG	42,224	6,344,378
DENTSPLY International, Inc.	40,605	2,066,388
Merck KGaA	22,635	2,540,327

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roche Holding AG	6,450	$1,778,540

		12,729,633

		81,181,705

Diversified — 1.7%
Holding Company – Diversified — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	27,142	4,790,076

Energy — 2.2%
Oil & Gas — 0.4%
Inpex Corp.	91,600	1,010,619

Oil & Gas Services — 1.8%
National Oilwell Varco, Inc.	25,163	1,257,898
NOW, Inc. (a) (b)	14,710	318,324
Schlumberger Ltd.	42,331	3,532,099

		5,108,321

		6,118,940

Financial — 12.6%
Banks — 6.4%
Bank of New York Mellon Corp.	106,158	4,271,798
Credicorp Ltd.	4,001	562,661
Erste Group Bank AG	38,743	954,564
Itau Unibanco Holding SA Sponsored ADR (Brazil)	91,646	1,013,605
Julius Baer Group Ltd.	25,406	1,273,905
Kasikornbank PCL	140,700	992,961
Komercni Banka AS	2,012	434,635
Sberbank of Russia Sponsored ADR (Russia)	58,540	255,820
Sberbank of Russia Sponsored ADR (Russia)	1,958	8,593
Standard Chartered PLC	126,246	2,044,141
State Street Corp.	77,018	5,663,133

		17,475,816

Diversified Financial — 5.9%
American Express Co.	51,335	4,010,290
Deutsche Boerse AG	16,401	1,341,229
Franklin Resources, Inc.	65,422	3,357,457
The Goldman Sachs Group, Inc.	16,649	3,129,513
Grupo Financiero Banorte SAB de CV Class O	173,203	1,004,233
UBS Group AG	186,201	3,494,552

		16,337,274

Insurance — 0.3%
Swiss Re AG	8,954	866,692

		34,679,782

Industrial — 15.3%
Aerospace & Defense — 2.6%
MTU Aero Engines AG	18,604	1,826,803

	Number of Shares	Value
United Technologies Corp.	46,008	$5,392,138

		7,218,941

Electrical Components & Equipment — 2.3%
Legrand SA	50,181	2,704,449
Schneider Electric SE	45,184	3,514,579

		6,219,028

Electronics — 2.7%
Amphenol Corp. Class A	33,671	1,984,232
Hoya Corp.	70,900	2,844,083
Waters Corp. (a)	21,871	2,719,003

		7,547,318

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	5,623	652,212

Manufacturing — 4.2%
3M Co.	27,419	4,522,764
Honeywell International, Inc.	66,579	6,944,855

		11,467,619

Transportation — 3.3%
Canadian National Railway Co.	75,924	5,077,038
United Parcel Service, Inc. Class B	39,944	3,872,171

		8,949,209

		42,054,327

Technology — 6.5%
Computers — 2.3%
Accenture PLC Class A	67,609	6,334,287

Internet — 0.5%
Check Point Software Technologies Ltd. (a)	15,598	1,278,568

Semiconductors — 1.6%
Altera Corp.	19,003	815,419
Microchip Technology, Inc. (b)	37,729	1,844,948
Samsung Electronics Co., Ltd.	1,402	1,817,416

		4,477,783

Software — 2.1%
Dassault Systemes SA	8,497	575,699
Oracle Corp.	116,614	5,031,894

		5,607,593

		17,698,231

TOTAL COMMON STOCK (Cost $198,083,240)		262,159,036

TOTAL EQUITIES (Cost $198,083,240)		262,159,036

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	563,605	$563,605

TOTAL MUTUAL FUNDS (Cost $563,605)		563,605

TOTAL LONG-TERM INVESTMENTS (Cost $198,646,845)		262,722,641

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$2,829,139	2,829,139

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	18,077	18,077

TOTAL SHORT-TERM INVESTMENTS (Cost $2,847,216)		2,847,216

TOTAL INVESTMENTS — 96.7% (Cost $201,494,061) (e)		265,569,857

Other Assets/(Liabilities) — 3.3%		8,931,629

NET ASSETS — 100.0%		$274,501,486

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $549,450 or 0.20% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,829,140. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,886,379.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 76.4%
MML Blue Chip Growth Fund, Initial Class (a)	6,576,665	$119,037,633
MML Equity Income Fund, Initial Class (a)	5,747,608	79,144,558
MML Focused Equity Fund, Class II (a)	4,370,205	68,481,116
MML Foreign Fund, Initial Class (a)	6,237,955	67,182,772
MML Fundamental Growth Fund, Class II (a)	5,222,848	79,387,287
MML Fundamental Value Fund, Class II (a)	4,816,315	78,891,233
MML Global Fund, Class I (a)	7,804,789	101,306,166
MML Income & Growth Fund, Initial Class (a)	4,579,071	56,414,157
MML International Equity Fund, Class II (a)	6,779,189	66,842,799
MML Large Cap Growth Fund, Initial Class (a)	5,430,708	79,668,487
MML Managed Volatility Fund, Initial Class (a)	1,431,996	20,500,625
MML Mid Cap Growth Fund, Initial Class (a)	4,668,979	81,660,444
MML Mid Cap Value Fund, Initial Class (a)	5,894,327	78,512,442
MML Small Cap Growth Equity Fund, Initial Class (a)	1,403,048	26,646,592
MML Small Company Value Fund, Class II (a)	2,117,501	37,797,386
MML Small/Mid Cap Value Fund, Initial Class (a)	1,761,789	26,691,106
MML Strategic Emerging Markets Fund, Class II (a)	4,881,776	46,376,872
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	340,158	28,998,449
Oppenheimer Global Fund/VA, Non-Service Shares (a)	719,662	30,528,047
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	10,177,862	103,610,639
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	15,508,447	37,375,358

		1,315,054,168

Fixed Income Funds — 23.7%
MML High Yield Fund, Class II (a)	1,699,715	17,490,065
MML Inflation-Protected and Income Fund, Initial Class (a)	6,336,733	65,521,819

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	15,147,415	$197,508,873
MML Short-Duration Bond Fund, Class II (a)	4,312,780	42,955,286
MML Total Return Bond Fund, Class II (a)	7,861,438	84,746,300

		408,222,343

TOTAL MUTUAL FUNDS (Cost $1,476,016,714)		1,723,276,511

TOTAL LONG-TERM INVESTMENTS (Cost $1,476,016,714)		1,723,276,511

TOTAL INVESTMENTS — 100.1% (Cost $1,476,016,714) (c)		1,723,276,511

Other Assets/(Liabilities) — (0.1)%		(1,071,822)

NET ASSETS — 100.0%		$1,722,204,689

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.2%
Basic Materials — 3.4%
Chemicals — 3.4%
Linde AG	3,340	$680,922
Praxair, Inc.	8,513	1,027,860
The Sherwin-Williams Co.	5,366	1,526,627
W.R. Grace & Co. (a)	13,830	1,367,372

		4,602,781

Communications — 9.8%
Internet — 3.0%
Google, Inc. Class A (a)	4,079	2,262,621
Google, Inc. Class C (a)	3,266	1,789,768

		4,052,389

Media — 6.8%
Comcast Corp. Class A	43,445	2,453,339
Time Warner, Inc.	28,731	2,426,046
Twenty-First Century Fox Class A	45,139	1,527,504
The Walt Disney Co.	28,246	2,962,723

		9,369,612

		13,422,001

Consumer, Cyclical — 11.5%
Apparel — 1.6%
Nike, Inc. Class B	8,826	885,513
VF Corp.	17,621	1,327,037

		2,212,550

Automotive & Parts — 0.5%
Delphi Automotive PLC	8,939	712,796

Distribution & Wholesale — 1.2%
W.W. Grainger, Inc.	6,870	1,620,015

Housewares — 1.4%
Newell Rubbermaid, Inc.	50,504	1,973,191

Retail — 6.8%
Bed Bath & Beyond, Inc. (a)	25,382	1,948,703
Kohl’s Corp.	22,167	1,734,568
L Brands, Inc.	12,383	1,167,593
McDonald’s Corp.	15,905	1,549,783
Ross Stores, Inc.	14,682	1,546,896
Target Corp.	17,062	1,400,278

		9,347,821

		15,866,373

Consumer, Non-cyclical — 25.5%
Beverages — 1.8%
Diageo PLC	33,440	922,048
Pernod-Ricard SA	12,693	1,497,827

		2,419,875

	Number of Shares	Value
Commercial Services — 5.4%
Gartner, Inc. (a)	4,198	$352,002
MasterCard, Inc. Class A	24,243	2,094,353
McKesson Corp.	6,800	1,538,160
Visa, Inc. Class A	53,539	3,501,986

		7,486,501

Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	19,207	1,331,813
The Procter & Gamble Co.	22,270	1,824,804

		3,156,617

Foods — 2.8%
Danone SA	23,007	1,548,306
General Mills, Inc.	10,090	571,094
Mondelez International, Inc. Class A	46,416	1,675,153

		3,794,553

Health Care – Products — 4.3%
Johnson & Johnson	27,506	2,767,104
Medtronic PLC	12,980	1,012,310
St. Jude Medical, Inc.	14,933	976,618
Stryker Corp.	13,384	1,234,674

		5,990,706

Health Care – Services — 1.8%
Thermo Fisher Scientific, Inc.	18,514	2,487,171

Pharmaceuticals — 7.1%
Abbott Laboratories	27,947	1,294,785
Actavis PLC (a)	5,113	1,521,731
Bristol-Myers Squibb Co.	23,661	1,526,134
Eli Lilly & Co.	13,389	972,711
Endo International PLC (a)	20,016	1,795,435
Valeant Pharmaceuticals International, Inc. (a)	13,610	2,703,218

		9,814,014

		35,149,437

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	6,802	1,200,431

Energy — 5.8%
Oil & Gas — 3.3%
EOG Resources, Inc.	24,650	2,260,159
Noble Energy, Inc.	27,078	1,324,114
Occidental Petroleum Corp.	13,181	962,213

		4,546,486

Oil & Gas Services — 2.5%
Cameron International Corp. (a)	21,731	980,502
National Oilwell Varco, Inc.	14,317	715,707
Schlumberger Ltd.	20,784	1,734,217

		3,430,426

		7,976,912

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 16.8%
Banks — 3.9%
Bank of America Corp.	120,354	$1,852,248
State Street Corp.	10,820	795,595
Wells Fargo & Co.	49,496	2,692,582

		5,340,425

Diversified Financial — 10.4%
American Express Co.	32,295	2,522,885
BlackRock, Inc.	6,126	2,241,136
Franklin Resources, Inc.	8,690	445,971
The Goldman Sachs Group, Inc.	13,093	2,461,091
JP Morgan Chase & Co.	65,395	3,961,629
Morgan Stanley	32,898	1,174,130
The NASDAQ OMX Group, Inc.	30,389	1,548,016

		14,354,858

Insurance — 0.8%
ACE Ltd.	10,251	1,142,884

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	24,634	2,319,291

		23,157,458

Industrial — 11.5%
Aerospace & Defense — 2.0%
United Technologies Corp.	23,682	2,775,530

Engineering & Construction — 0.6%
Fluor Corp.	13,931	796,296

Manufacturing — 4.5%
Danaher Corp.	45,067	3,826,188
Honeywell International, Inc.	22,788	2,377,016

		6,203,204

Metal Fabricate & Hardware — 1.2%
Precision Castparts Corp.	7,693	1,615,530

Packaging & Containers — 1.2%
Crown Holdings, Inc. (a)	31,042	1,676,889

Transportation — 2.0%
Canadian National Railway Co.	26,409	1,765,970
United Parcel Service, Inc. Class B	10,404	1,008,564

		2,774,534

		15,841,983

Technology — 11.6%
Computers — 7.2%
Accenture PLC Class A	23,693	2,219,797
Apple, Inc.	13,177	1,639,614
Cognizant Technology Solutions Corp. Class A (a)	39,537	2,466,714
EMC Corp.	99,954	2,554,824
Hewlett-Packard Co.	34,383	1,071,374

		9,952,323

	Number of Shares	Value
Semiconductors — 2.2%
Altera Corp.	25,269	$1,084,293
Microchip Technology, Inc.	40,203	1,965,927

		3,050,220

Software — 2.2%
Citrix Systems, Inc. (a)	14,726	940,549
Fidelity National Information Services, Inc.	30,363	2,066,506

		3,007,055

		16,009,598

Utilities — 1.4%
Electric — 1.4%
American Electric Power Co., Inc.	15,682	882,113
CMS Energy Corp.	30,501	1,064,790

		1,946,903

TOTAL COMMON STOCK (Cost $93,823,354)		135,173,877

PREFERRED STOCK — 0.3%
Utilities — 0.3%
Electric — 0.3%
Exelon Corp. 6.500%	7,560	367,794

TOTAL PREFERRED STOCK (Cost $382,468)		367,794

TOTAL EQUITIES (Cost $94,205,822)		135,541,671

TOTAL LONG-TERM INVESTMENTS (Cost $94,205,822)		135,541,671

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$1,959,561	1,959,561

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	5,605	5,605

TOTAL SHORT-TERM INVESTMENTS (Cost $1,965,166)		1,965,166

TOTAL INVESTMENTS — 99.9% (Cost $96,170,988) (c)		137,506,837

Other Assets/(Liabilities) — 0.1%		199,002

NET ASSETS — 100.0%		$137,705,839

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,959,562. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $1,999,524.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Basic Materials — 4.7%
Chemicals — 3.1%
The Dow Chemical Co.	35,730	$1,714,325
E.I. du Pont de Nemours & Co.	59,740	4,269,618
Praxair, Inc.	13,180	1,591,353

		7,575,296

Forest Products & Paper — 1.1%
International Paper Co.	50,380	2,795,586

Mining — 0.5%
BHP Billiton Ltd.	47,190	1,099,028

		11,469,910

Communications — 6.8%
Media — 2.9%
Comcast Corp. Special Class A	111,060	6,226,579
Nielsen NV	20,970	934,633

		7,161,212

Telecommunications — 3.9%
BCE, Inc.	16,480	698,093
Motorola Solutions, Inc.	28,850	1,923,429
QUALCOMM, Inc.	39,150	2,714,661
Verizon Communications, Inc.	87,300	4,245,399

		9,581,582

		16,742,794

Consumer, Cyclical — 4.8%
Apparel — 0.7%
VF Corp.	24,048	1,811,055

Retail — 4.1%
The Home Depot, Inc.	58,150	6,606,421
McDonald’s Corp.	25,882	2,521,942
Wal-Mart Stores, Inc.	9,690	797,003

		9,925,366

		11,736,421

Consumer, Non-cyclical — 20.6%
Agriculture — 1.5%
Altria Group, Inc.	29,170	1,459,083
Lorillard, Inc.	19,600	1,280,860
Philip Morris International, Inc.	13,830	1,041,814

		3,781,757

Beverages — 1.4%
The Coca-Cola Co.	28,720	1,164,596
Diageo PLC	81,170	2,238,117

		3,402,713

Commercial Services — 0.3%
Automatic Data Processing, Inc.	9,410	805,872

	Number of Shares	Value
Cosmetics & Personal Care — 1.9%
The Procter & Gamble Co.	57,160	$4,683,691

Foods — 1.7%
The Kroger Co.	33,500	2,568,110
Mondelez International, Inc. Class A	31,660	1,142,610
Unilever NV NY Shares	11,990	500,702

		4,211,422

Health Care – Products — 2.3%
Becton, Dickinson & Co.	10,600	1,522,054
Johnson & Johnson	41,400	4,164,840

		5,686,894

Health Care – Services — 3.7%
Anthem, Inc.	13,020	2,010,418
Quest Diagnostics, Inc.	33,260	2,556,031
UnitedHealth Group, Inc.	38,063	4,502,473

		9,068,922

Pharmaceuticals — 7.8%
Abbott Laboratories	21,430	992,852
AbbVie, Inc.	21,430	1,254,512
Bristol-Myers Squibb Co.	80,260	5,176,770
Merck & Co., Inc.	91,990	5,287,585
Pfizer, Inc.	181,700	6,321,343

		19,033,062

		50,674,333

Energy — 8.9%
Oil & Gas — 7.9%
Chevron Corp.	23,558	2,473,119
ConocoPhillips	18,410	1,146,207
Exxon Mobil Corp.	46,720	3,971,200
Marathon Oil Corp.	54,130	1,413,334
Marathon Petroleum Corp.	25,400	2,600,706
Occidental Petroleum Corp.	46,494	3,394,062
Phillips 66	11,880	933,768
Total SA Sponsored ADR (France)	72,283	3,589,574

		19,521,970

Oil & Gas Services — 0.5%
Schlumberger Ltd.	14,770	1,232,409

Pipelines — 0.5%
Spectra Energy Corp.	30,630	1,107,887

		21,862,266

Financial — 23.5%
Banks — 8.8%
Bank of America Corp.	175,170	2,695,866
Fifth Third Bancorp	101,050	1,904,793
SunTrust Banks, Inc.	99,360	4,082,702
U.S. Bancorp	92,790	4,052,139
Wells Fargo & Co.	165,910	9,025,504

		21,761,004

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 8.6%
American Express Co.	27,033	$2,111,818
Citigroup, Inc.	82,740	4,262,765
CME Group, Inc.	23,520	2,227,579
The Goldman Sachs Group, Inc.	9,700	1,823,309
JP Morgan Chase & Co.	131,890	7,989,896
Morgan Stanley	73,340	2,617,505

		21,032,872

Insurance — 6.0%
ACE Ltd.	23,150	2,580,993
American International Group, Inc.	33,430	1,831,630
The Chubb Corp.	13,800	1,395,180
MetLife, Inc.	56,780	2,870,229
Prudential Financial, Inc.	34,560	2,775,514
The Travelers Cos., Inc.	30,600	3,308,778

		14,762,324

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,300	275,145

		57,831,345

Industrial — 15.0%
Aerospace & Defense — 6.7%
Lockheed Martin Corp.	18,670	3,789,263
Northrop Grumman Corp.	27,180	4,374,893
Raytheon Co.	49,180	5,372,915
United Technologies Corp.	24,950	2,924,140

		16,461,211

Electronics — 0.5%
Tyco International PLC	27,700	1,192,762

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	8,360	969,676

Manufacturing — 5.0%
3M Co.	18,870	3,112,607
General Electric Co.	241,110	5,981,939
Honeywell International, Inc.	32,110	3,349,394

		12,443,940

Transportation — 2.4%
CSX Corp.	28,720	951,206
Union Pacific Corp.	21,469	2,325,307
United Parcel Service, Inc. Class B	26,560	2,574,727

		5,851,240

		36,918,829

Technology — 5.8%
Computers — 0.9%
International Business Machines Corp.	13,190	2,116,995

Semiconductors — 2.6%
Intel Corp.	140,120	4,381,553
Samsung Electronics Co., Ltd. (a)	3,250	2,092,573

		6,474,126

	Number of Shares	Value
Software — 2.3%
Microsoft Corp.	137,770	$5,601,039

		14,192,160

Utilities — 5.3%
Electric — 3.9%
CMS Energy Corp.	30,700	1,071,737
Dominion Resources, Inc.	37,190	2,635,655
Eversource Energy	21,840	1,103,357
ITC Holdings Corp.	18,920	708,175
NextEra Energy, Inc.	27,820	2,894,671
Wisconsin Energy Corp.	22,560	1,116,720

		9,530,315

Gas — 0.6%
Sempra Energy	13,250	1,444,515

Water — 0.8%
American Water Works Co., Inc.	36,270	1,966,197

		12,941,027

TOTAL COMMON STOCK (Cost $177,853,444)		234,369,085

TOTAL EQUITIES (Cost $177,853,444)		234,369,085

TOTAL LONG-TERM INVESTMENTS (Cost $177,853,444)		234,369,085

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$9,852,845	9,852,845

TOTAL SHORT-TERM INVESTMENTS (Cost $9,852,845)		9,852,845

TOTAL INVESTMENTS — 99.4% (Cost $187,706,289) (c)		244,221,930

Other Assets/(Liabilities) — 0.6%		1,454,574

NET ASSETS — 100.0%		$245,676,504

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, these securities amounted to a value of $2,092,573 or 0.85% of net assets.
(b)	Maturity value of $9,852,848. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 4.000%, maturity dates ranging from 12/25/38 – 1/15/39, and an aggregate market value, including accrued interest, of $10,049,977.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.4%

COMMON STOCK — 91.4%
Basic Materials — 1.9%
Chemicals — 0.4%
Akzo Nobel NV	8,361	$632,969

Mining — 1.5%
Orica Ltd. (a)	172,879	2,623,453

		3,256,422

Communications — 1.3%
Advertising — 1.3%
Publicis Groupe	7,180	554,365
WPP PLC	71,800	1,628,309

		2,182,674

Consumer, Cyclical — 23.9%
Apparel — 3.3%
Adidas AG	12,300	975,171
Christian Dior SE	5,000	939,212
Prada SpA	602,600	3,591,251

		5,505,634

Auto Manufacturers — 12.4%
Bayerische Motoren Werke AG	37,500	4,693,145
Daimler AG (a)	49,200	4,738,646
Honda Motor Co. Ltd.	186,700	6,067,719
Toyota Motor Corp.	76,800	5,359,992

		20,859,502

Distribution & Wholesale — 0.4%
Wolseley PLC	9,500	561,905

Lodging — 1.6%
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	125,000	2,682,500

Retail — 6.2%
Cie Financiere Richemont SA	70,000	5,635,368
Hennes & Mauritz AB Class B	18,300	741,749
Kering	20,920	4,089,089

		10,466,206

		40,075,747

Consumer, Non-cyclical — 14.8%
Agriculture — 0.6%
Swedish Match AB	34,500	1,014,772

Beverages — 4.8%
Diageo PLC	180,300	4,971,448
Heineken Holding NV Class A	10,500	723,565
Pernod-Ricard SA	20,200	2,383,684

		8,078,697

	Number of Shares	Value
Commercial Services — 4.6%
Adecco SA	27,150	$2,261,755
Experian PLC	226,600	3,752,695
G4S PLC	70,900	310,964
Meitec Corp.	18,300	613,601
Secom Co. Ltd.	10,800	721,740

		7,660,755

Foods — 3.6%
Danone SA	53,861	3,624,692
Nestle SA	32,600	2,461,282

		6,085,974

Pharmaceuticals — 1.2%
GlaxoSmithKline PLC	87,500	2,003,743

		24,843,941

Diversified — 2.0%
Holding Company – Diversified — 2.0%
Exor SpA	14,900	676,210
LVMH Moet Hennessy Louis Vuitton SE	14,800	2,611,934

		3,288,144

Financial — 26.9%
Banks — 9.7%
BNP Paribas	113,600	6,908,908
Intesa Sanpaolo SpA	1,335,000	4,530,260
Lloyds Banking Group PLC (b)	4,152,700	4,819,945

		16,259,113

Diversified Financial — 9.8%
Credit Suisse Group	320,000	8,614,954
Daiwa Securities Group, Inc.	677,000	5,335,504
Schroders PLC	53,300	2,525,750

		16,476,208

Insurance — 7.4%
Allianz SE	35,000	6,081,662
AMP Ltd.	557,900	2,727,568
Willis Group Holdings PLC	75,700	3,647,226

		12,456,456

		45,191,777

Industrial — 16.6%
Aerospace & Defense — 2.0%
Meggitt PLC	165,438	1,344,100
Safran SA	28,600	1,998,737

		3,342,837

Building Materials — 2.3%
Holcim Ltd.	51,900	3,877,408

Electronics — 2.4%
Koninklijke Philips Electronics NV	143,191	4,067,531

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.9%
Schindler Holding AG	9,700	$1,614,270

Machinery – Construction & Mining — 0.7%
Atlas Copco AB Class B	37,300	1,102,193
Komatsu Ltd.	2,900	57,322

		1,159,515

Machinery – Diversified — 2.8%
CNH Industrial NV	586,900	4,805,743

Manufacturing — 1.9%
Olympus Corp. (b)	27,500	1,022,064
Smiths Group PLC	130,300	2,157,467

		3,179,531

Metal Fabricate & Hardware — 1.7%
SKF AB Class B (a)	108,200	2,792,888

Transportation — 1.9%
Kuehne & Nagel International AG	21,100	3,135,929

		27,975,652

Technology — 4.0%
Internet — 0.2%
Check Point Software Technologies Ltd. (b)	3,500	286,895

Semiconductors — 2.9%
Samsung Electronics Co., Ltd.	3,740	4,848,171

Software — 0.9%
SAP SE	22,100	1,604,806

		6,739,872

TOTAL COMMON STOCK (Cost $154,851,524)		153,554,229

TOTAL EQUITIES (Cost $154,851,524)		153,554,229

MUTUAL FUNDS — 6.4%
Diversified Financial — 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)	10,744,420	10,744,420

TOTAL MUTUAL FUNDS (Cost $10,744,420)		10,744,420

TOTAL LONG-TERM INVESTMENTS (Cost $165,595,944)		164,298,649

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$5,433,374	$5,433,374

TOTAL SHORT-TERM INVESTMENTS (Cost $5,433,374)		5,433,374

TOTAL INVESTMENTS — 101.1% (Cost $171,029,318) (e)		169,732,023

Other Assets/(Liabilities) — (1.1)%		(1 ,780,503)

NET ASSETS — 100.0%		$167,951,520

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $10,282,622 or 6.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,433,375. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $5,546,867.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 2.6%
Chemicals — 2.6%
The Sherwin-Williams Co.	21,790	$6,199,255

Communications — 18.1%
Internet — 12.8%
Equinix, Inc.	16,508	3,843,888
Facebook, Inc. Class A (a)	88,520	7,277,672
FireEye, Inc. (a)	48,500	1,903,625
Google, Inc. Class A (a)	14,880	8,253,936
LinkedIn Corp. Class A (a)	10,730	2,680,998
The Priceline Group, Inc. (a)	3,890	4,528,543
Yelp, Inc. (a)	49,440	2,340,984

		30,829,646

Media — 4.5%
The McGraw Hill Financial, Inc.	27,200	2,812,480
The Walt Disney Co.	75,690	7,939,124

		10,751,604

Telecommunications — 0.8%
Palo Alto Networks, Inc. (a)	13,630	1,991,070

		43,572,320

Consumer, Cyclical — 22.0%
Airlines — 1.4%
Delta Air Lines, Inc.	72,740	3,270,390

Apparel — 4.2%
Nike, Inc. Class B	51,920	5,209,134
VF Corp.	65,220	4,911,718

		10,120,852

Lodging — 2.4%
Las Vegas Sands Corp.	56,490	3,109,210
Marriott International, Inc. Class A	33,560	2,695,539

		5,804,749

Retail — 14.0%
Chipotle Mexican Grill, Inc. (a)	5,500	3,577,970
Costco Wholesale Corp.	24,280	3,678,299
CVS Health Corp.	41,900	4,324,499
Dollar General Corp. (a)	77,080	5,810,290
The Home Depot, Inc.	73,190	8,315,116
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,140	3,641,519
Yum! Brands, Inc.	57,200	4,502,784

		33,850,477

		53,046,468

Consumer, Non-cyclical — 29.5%
Beverages — 3.6%
Constellation Brands, Inc. Class A (a)	35,110	4,080,133
Monster Beverage Corp. (a)	33,930	4,695,742

		8,775,875

	Number of Shares	Value
Biotechnology — 7.8%
Alexion Pharmaceuticals, Inc. (a)	22,640	$3,923,512
Biogen, Inc. (a)	10,570	4,463,077
Celgene Corp. (a)	41,220	4,751,841
Regeneron Pharmaceuticals, Inc. (a)	12,250	5,530,630

		18,669,060

Commercial Services — 10.0%
FleetCor Technologies, Inc. (a)	19,570	2,953,505
MasterCard, Inc. Class A	48,090	4,154,495
McKesson Corp.	23,850	5,394,870
Verisk Analytics, Inc. Class A (a)	42,930	3,065,202
Visa, Inc. Class A	129,530	8,472,557

		24,040,629

Cosmetics & Personal Care — 1.5%
The Estee Lauder Cos., Inc. Class A	44,630	3,711,431

Health Care – Products — 0.8%
The Cooper Cos., Inc.	9,700	1,817,974

Pharmaceuticals — 5.8%
Actavis PLC (a)	27,470	8,175,621
Shire PLC Sponsored ADR (United Kingdom)	24,540	5,872,177

		14,047,798

		71,062,767

Energy — 4.0%
Oil & Gas — 4.0%
Anadarko Petroleum Corp.	53,270	4,411,289
EOG Resources, Inc.	56,740	5,202,490

		9,613,779

Financial — 5.1%
Diversified Financial — 4.1%
Affiliated Managers Group, Inc. (a)	27,500	5,906,450
Discover Financial Services	69,230	3,901,111

		9,807,561

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	25,420	2,393,293

		12,200,854

Industrial — 5.6%
Building Materials — 1.3%
Fortune Brands Home & Security, Inc.	67,450	3,202,526

Transportation — 4.3%
Canadian Pacific Railway Ltd.	12,880	2,353,176
FedEx Corp.	23,950	3,962,528
Union Pacific Corp.	37,240	4,033,464

		10,349,168

		13,551,694

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.8%
Computers — 6.0%
Apple, Inc.	117,580	$14,630,479

Semiconductors — 2.5%
Micron Technology, Inc. (a)	68,610	1,861,389
NXP Semiconductor NV (a)	41,740	4,189,027

		6,050,416

Software — 4.3%
Salesforce.com, Inc. (a)	69,290	4,629,265
Servicenow, Inc. (a)	30,470	2,400,427
Workday, Inc. Class A (a)	38,700	3,266,667

		10,296,359

		30,977,254

TOTAL COMMON STOCK (Cost $194,346,948)		240,224,391

TOTAL EQUITIES (Cost $194,346,948)		240,224,391

TOTAL LONG-TERM INVESTMENTS (Cost $194,346,948)		240,224,391

	Principal Amount
SHORT-TERM INVESTMENTS —1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$4,096,368	4,096,368

TOTAL SHORT-TERM INVESTMENTS (Cost $4,096,368)		4,096,368

TOTAL INVESTMENTS — 101.4% (Cost $198,443,316) (c)		244,320,759

Other Assets/(Liabilities) — (1.4)%		(3,369,108)

NET ASSETS — 100.0%		$240,951,651

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,096,369. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $4,180,305.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc. (a)	2,711	$410,120
Airgas, Inc. (a)	950	100,805
CF Industries Holdings, Inc. (a)	652	184,959
The Dow Chemical Co. (a)	15,295	733,854
E.I. du Pont de Nemours & Co. (a)	12,735	910,171
Eastman Chemical Co. (a)	2,091	144,823
Ecolab, Inc. (a)	3,788	433,271
FMC Corp. (a)	1,855	106,199
International Flavors & Fragrances, Inc. (a)	1,136	133,366
LyondellBasell Industries NV Class A (a)	5,570	489,046
Monsanto Co. (a)	6,797	764,934
The Mosaic Co. (a)	4,371	201,328
PPG Industries, Inc. (a)	1,914	431,684
Praxair, Inc. (a)	4,062	490,446
The Sherwin-Williams Co. (a)	1,134	322,623
Sigma-Aldrich Corp. (a)	1,641	226,868

		6,084,497

Forest Products & Paper — 0.2%
International Paper Co. (a)	5,947	329,999
MeadWestvaco Corp. (a)	2,316	115,499

		445,498

Iron & Steel — 0.1%
Allegheny Technologies, Inc. (a)	1,528	45,855
Nucor Corp. (a)	4,487	213,267

		259,122

Mining — 0.3%
Alcoa, Inc. (a)	16,611	214,614
Freeport-McMoRan, Inc.	14,601	276,689
Newmont Mining Corp. (a)	7,016	152,317
Vulcan Materials Co. (a)	1,858	156,630

		800,250

		7,589,367

Communications — 12.2%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	5,799	128,274
Omnicom Group, Inc. (a)	3,470	270,590

		398,864

Internet — 4.7%
Akamai Technologies, Inc. (a) (b)	2,515	178,678
Amazon.com, Inc. (a) (b)	5,344	1,988,502
eBay, Inc. (a) (b)	15,479	892,829
Equinix, Inc. (a)	720	167,652

	Number of Shares	Value
Expedia, Inc. (a)	1,390	$130,841
F5 Networks, Inc. (a) (b)	1,015	116,664
Facebook, Inc. Class A (a) (b)	29,526	2,427,480
Google, Inc. Class A (a) (b)	4,016	2,227,675
Google, Inc. Class C (a) (b)	4,025	2,205,700
Netflix, Inc. (a) (b)	845	352,103
The Priceline Group, Inc. (a) (b)	730	849,830
Symantec Corp. (a)	9,598	224,257
TripAdvisor, Inc. (a) (b)	1,562	129,912
VeriSign, Inc. (a) (b)	1,458	97,642
Yahoo!, Inc. (a) (b)	12,245	544,107

		12,533,872

Media — 3.5%
Cablevision Systems Corp. Class A (a)	3,085	56,456
CBS Corp. Class B (a)	6,435	390,154
Comcast Corp. Class A (a)	35,740	2,018,238
DIRECTV (a) (b)	7,072	601,827
Discovery Communications, Inc. Series A (a) (b)	2,075	63,827
Discovery Communications, Inc. Series C (b)	3,801	112,034
Gannett Co., Inc. (a)	3,191	118,322
The McGraw Hill Financial, Inc. (a)	3,838	396,849
News Corp. Class A (a) (b)	7,024	112,454
Nielsen NV (a)	4,438	197,802
Scripps Networks Interactive Class A (a)	1,370	93,927
Time Warner Cable, Inc. (a)	3,951	592,176
Time Warner, Inc. (a)	11,681	986,344
Twenty-First Century Fox Class A (a)	25,717	870,263
Viacom, Inc. Class B (a)	5,136	350,789
The Walt Disney Co. (a)	21,992	2,306,741

		9,268,203

Telecommunications — 3.9%
AT&T, Inc. (a)	72,953	2,381,916
CenturyLink, Inc.	7,968	275,294
Cisco Systems, Inc. (a)	71,797	1,976,213
Corning, Inc. (a)	17,881	405,541
Frontier Communications Corp. (a)	14,100	99,405
Harris Corp. (a)	1,451	114,281
Juniper Networks, Inc. (a)	5,095	115,045
Level 3 Communications, Inc. (a) (b)	3,962	213,314
Motorola Solutions, Inc. (a)	2,682	178,809
QUALCOMM, Inc. (a)	23,199	1,608,619
Verizon Communications, Inc. (a)	58,413	2,840,624
Windstream Corp. (a)	8,476	62,722

		10,271,783

		32,472,722

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 10.2%
Airlines — 0.6%
American Airlines Group, Inc. (a)	10,087	$532,392
Delta Air Lines, Inc. (a)	11,593	521,221
Southwest Airlines Co. (a)	9,508	421,205

		1,474,818

Apparel — 0.6%
Nike, Inc. Class B (a)	9,842	987,448
Ralph Lauren Corp. (a)	826	108,619
Under Armour, Inc. Class A (a) (b)	2,334	188,470
VF Corp. (a)	4,815	362,618

		1,647,155

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	54,145	873,900
General Motors Co. (a)	19,026	713,475
Paccar, Inc. (a)	4,986	314,816

		1,902,191

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	3,174	191,964
Delphi Automotive PLC (a)	4,083	325,578
The Goodyear Tire & Rubber Co. (a)	3,791	102,660
Johnson Controls, Inc. (a)	9,245	466,318

		1,086,520

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	3,817	158,157
Fossil Group, Inc. (b)	624	51,449
Genuine Parts Co. (a)	2,148	200,172
W.W. Grainger, Inc. (a)	844	199,024

		608,802

Home Builders — 0.1%
D.R. Horton, Inc. (a)	4,677	133,201
Lennar Corp. Class A (a)	2,511	130,095
PulteGroup, Inc. (a)	4,661	103,614

		366,910

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	965	128,953
Whirlpool Corp.	1,099	222,064

		351,017

Housewares — 0.1%
Newell Rubbermaid, Inc. (a)	3,813	148,974

Leisure Time — 0.2%
Carnival Corp.	6,335	303,066
Harley-Davidson, Inc. (a)	2,975	180,702
Royal Caribbean Cruises Ltd.	2,317	189,646

		673,414

Lodging — 0.3%
Marriott International, Inc. Class A	2,917	234,293

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,415	$201,653
Wyndham Worldwide Corp. (a)	1,696	153,437
Wynn Resorts Ltd. (a)	1,139	143,377

		732,760

Retail — 6.7%
AutoNation, Inc. (a) (b)	1,041	66,968
AutoZone, Inc. (b)	436	297,422
Bed Bath & Beyond, Inc. (a) (b)	2,610	200,383
Best Buy Co., Inc. (a)	4,073	153,919
CarMax, Inc. (b)	2,954	203,856
Chipotle Mexican Grill, Inc. (b)	406	264,119
Coach, Inc.	3,880	160,748
Costco Wholesale Corp. (a)	6,188	937,451
CVS Health Corp. (a)	15,827	1,633,505
Darden Restaurants, Inc. (a)	1,699	117,809
Dollar General Corp. (b)	4,268	321,722
Dollar Tree, Inc. (b)	2,892	234,671
Family Dollar Stores, Inc. (a)	1,352	107,132
GameStop Corp. Class A	1,526	57,927
The Gap, Inc.	3,730	161,621
Hanesbrands, Inc. (a)	5,043	168,991
The Home Depot, Inc. (a)	18,535	2,105,761
Kohl’s Corp. (a)	2,841	222,308
L Brands, Inc.	3,458	326,055
Lowe’s Cos., Inc. (a)	13,684	1,017,953
Macy’s, Inc.	4,790	310,919
McDonald’s Corp. (a)	13,518	1,317,194
Michael Kors Holdings Ltd. (a) (b)	2,824	185,678
Nordstrom, Inc. (a)	1,973	158,471
O’Reilly Automotive, Inc. (a) (b)	1,430	309,223
PVH Corp. (a)	1,160	123,610
Ross Stores, Inc. (a)	2,911	306,703
Staples, Inc. (a)	9,008	146,695
Starbucks Corp. (a)	10,546	998,706
Target Corp. (a)	8,959	735,265
Tiffany & Co. (a)	1,555	136,856
The TJX Cos., Inc. (a)	9,602	672,620
Tractor Supply Co.	1,903	161,869
Urban Outfitters, Inc. (b)	1,407	64,230
Wal-Mart Stores, Inc. (a)	22,214	1,827,101
Walgreens Boots Alliance, Inc. (a)	12,264	1,038,515
Yum! Brands, Inc. (a)	6,092	479,562

		17,733,538

Textiles — 0.1%
Cintas Corp. (a)	1,368	111,670
Mohawk Industries, Inc. (a) (b)	861	159,931

		271,601

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,573	99,476
Mattel, Inc. (a)	4,756	108,675

		208,151

		27,205,851

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.4%
Agriculture — 1.5%
Altria Group, Inc. (a)	27,698	$1,385,454
Archer-Daniels-Midland Co. (a)	8,921	422,856
Lorillard, Inc. (a)	5,064	330,932
Philip Morris International, Inc. (a)	21,757	1,638,955
Reynolds American, Inc. (a)	4,332	298,518

		4,076,715

Beverages — 2.1%
Brown-Forman Corp. Class B (a)	2,192	198,047
The Coca-Cola Co. (a)	55,270	2,241,199
Coca-Cola Enterprises, Inc. (a)	3,052	134,898
Constellation Brands, Inc. Class A (b)	2,367	275,069
Dr. Pepper Snapple Group, Inc. (a)	2,714	212,995
Keurig Green Mountain, Inc. (a)	1,688	188,600
Molson Coors Brewing Co. Class B	2,248	167,364
Monster Beverage Corp. (b)	2,039	282,187
PepsiCo, Inc. (a)	20,849	1,993,581

		5,693,940

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a) (b)	2,777	481,254
Amgen, Inc. (a)	10,673	1,706,079
Biogen, Inc. (a) (b)	3,300	1,393,392
Celgene Corp. (a) (b)	11,260	1,298,053
Regeneron Pharmaceuticals, Inc. (a) (b)	1,038	468,636
Vertex Pharmaceuticals, Inc. (a) (b)	3,401	401,216

		5,748,630

Commercial Services — 2.3%
The ADT Corp. (a)	2,407	99,939
Alliance Data Systems Corp. (a) (b)	883	261,589
Automatic Data Processing, Inc. (a)	6,683	572,332
Equifax, Inc. (a)	1,681	156,333
H&R Block, Inc. (a)	3,871	124,143
MasterCard, Inc. Class A (a)	13,730	1,186,135
McKesson Corp. (a)	3,275	740,805
Moody’s Corp. (a)	2,501	259,604
Paychex, Inc. (a)	4,597	228,080
Quanta Services, Inc. (b)	2,974	84,848
Robert Half International, Inc. (a)	1,901	115,048
Total System Services, Inc. (a)	2,316	88,355
United Rentals, Inc. (b)	1,358	123,795
Visa, Inc. Class A (a)	27,285	1,784,712
Western Union Co. (a)	7,334	152,621

		5,978,339

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co. (a)	11,992	831,525
The Estee Lauder Cos., Inc. Class A (a)	3,137	260,873
The Procter & Gamble Co. (a)	37,982	3,112,245

		4,204,643

	Number of Shares	Value
Foods — 1.7%
Campbell Soup Co. (a)	2,484	$115,630
ConAgra Foods, Inc. (a)	5,990	218,815
General Mills, Inc. (a)	8,492	480,647
The Hershey Co.	2,081	209,994
Hormel Foods Corp. (a)	1,883	107,048
The J.M. Smucker Co.	1,431	165,610
Kellogg Co.	3,561	234,848
Kraft Foods Group, Inc. (a)	8,270	720,441
The Kroger Co. (a)	6,910	529,720
McCormick & Co., Inc. (a)	1,804	139,106
Mondelez International, Inc. Class A (a)	23,200	837,288
Sysco Corp. (a)	8,331	314,329
Tyson Foods, Inc. Class A (a)	4,109	157,375
Whole Foods Market, Inc.	5,074	264,254

		4,495,105

Health Care – Products — 3.2%
Baxter International, Inc. (a)	7,631	522,724
Becton, Dickinson & Co. (a)	2,934	421,293
Boston Scientific Corp. (a) (b)	18,713	332,156
C.R. Bard, Inc.	1,020	170,697
Edwards Lifesciences Corp. (a) (b)	1,504	214,260
Henry Schein, Inc. (a) (b)	1,179	164,612
Intuitive Surgical, Inc. (b)	515	260,090
Johnson & Johnson (a)	39,107	3,934,164
Medtronic PLC (a)	19,994	1,559,332
St. Jude Medical, Inc.	3,956	258,722
Stryker Corp. (a)	4,208	388,188
Varian Medical Systems, Inc. (a) (b)	1,407	132,385
Zimmer Holdings, Inc. (a)	2,386	280,403

		8,639,026

Health Care – Services — 2.0%
Aetna, Inc. (a)	4,947	527,004
Anthem, Inc. (a)	3,752	579,346
Cigna Corp. (a)	3,635	470,514
DaVita HealthCare Partners, Inc. (a) (b)	2,397	194,828
HCA Holdings, Inc. (a) (b)	4,141	311,527
Humana, Inc. (a)	2,104	374,554
Laboratory Corporation of America Holdings (b)	1,222	154,082
Quest Diagnostics, Inc. (a)	2,030	156,006
Tenet Healthcare Corp. (a) (b)	1,385	68,571
Thermo Fisher Scientific, Inc. (a)	5,581	749,752
UnitedHealth Group, Inc.	13,414	1,586,742
Universal Health Services, Inc. Class B (a)	1,280	150,669

		5,323,595

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.3%
Avery Dennison Corp.	1,273	$67,355
The Clorox Co. (a)	1,792	197,819
Kimberly-Clark Corp. (a)	5,140	550,545

		815,719

Pharmaceuticals — 6.5%
Abbott Laboratories (a)	21,220	983,123
AbbVie, Inc. (a)	22,418	1,312,350
Actavis PLC (a) (b)	5,366	1,597,029
AmerisourceBergen Corp.	2,918	331,689
Bristol-Myers Squibb Co. (a)	23,377	1,507,816
Cardinal Health, Inc.	4,643	419,124
DENTSPLY International, Inc. (a)	1,974	100,457
Eli Lilly & Co. (a)	13,752	999,083
Endo International PLC (a) (b)	2,233	200,300
Express Scripts Holding Co. (a) (b)	10,213	886,182
Gilead Sciences, Inc. (a) (b)	20,947	2,055,529
Hospira, Inc. (a) (b)	2,379	208,971
Mallinckrodt PLC (b)	1,638	207,453
Mead Johnson Nutrition Co.	2,843	285,807
Merck & Co., Inc. (a)	39,919	2,294,544
Mylan NV (b)	5,245	311,291
Patterson Cos., Inc. (a)	1,183	57,718
Perrigo Co. PLC (a)	1,939	321,001
Pfizer, Inc. (a)	86,201	2,998,933
Zoetis, Inc. (a)	7,044	326,067

		17,404,467

		62,380,179

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	4,435	98,856

Energy — 7.8%
Coal — 0.0%
CONSOL Energy, Inc. (a)	3,239	90,335

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	1,058	63,258

Oil & Gas — 5.9%
Anadarko Petroleum Corp. (a)	7,126	590,104
Apache Corp. (a)	5,300	319,749
Cabot Oil & Gas Corp. (a)	5,811	171,599
Chesapeake Energy Corp. (a)	7,277	103,042
Chevron Corp. (a)	26,444	2,776,091
Cimarex Energy Co. (a)	1,225	140,985
ConocoPhillips (a)	17,317	1,078,156
Devon Energy Corp. (a)	5,435	327,785
Diamond Offshore Drilling, Inc.	945	25,317
Ensco PLC Class A (a)	3,296	69,447
EOG Resources, Inc. (a)	7,714	707,297
EQT Corp. (a)	2,136	177,010
Exxon Mobil Corp. (a)	58,998	5,014,830

	Number of Shares	Value
Helmerich & Payne, Inc. (a)	1,514	$103,058
Hess Corp. (a)	3,417	231,912
Marathon Oil Corp. (a)	9,493	247,862
Marathon Petroleum Corp. (a)	3,841	393,280
Murphy Oil Corp. (a)	2,331	108,625
Newfield Exploration Co. (a) (b)	1,905	66,846
Noble Corp. PLC (a)	3,403	48,595
Noble Energy, Inc. (a)	5,065	247,679
Occidental Petroleum Corp. (a)	10,835	790,955
Phillips 66 (a)	7,644	600,818
Pioneer Natural Resources Co. (a)	2,084	340,755
QEP Resources, Inc.	2,272	47,371
Range Resources Corp. (a)	2,332	121,357
Southwestern Energy Co. (b)	5,333	123,672
Tesoro Corp. (a)	1,757	160,397
Valero Energy Corp. (a)	7,242	460,736

		15,595,330

Oil & Gas Services — 1.1%
Baker Hughes, Inc. (a)	6,112	388,601
Cameron International Corp. (b)	2,725	122,952
FMC Technologies, Inc. (a) (b)	3,255	120,468
Halliburton Co. (a)	11,949	524,322
National Oilwell Varco, Inc. (a)	5,766	288,242
Schlumberger Ltd. (a)	17,937	1,496,663
Transocean Ltd. (a)	4,777	70,079

		3,011,327

Pipelines — 0.8%
Kinder Morgan, Inc. (a)	23,967	1,008,052
ONEOK, Inc. (a)	2,928	141,247
Spectra Energy Corp. (a)	9,439	341,409
The Williams Cos., Inc. (a)	9,467	478,935

		1,969,643

		20,729,893

Financial — 15.3%
Banks — 4.2%
Bank of America Corp. (a)	147,956	2,277,043
Bank of New York Mellon Corp. (a)	15,667	630,440
BB&T Corp. (a)	10,132	395,047
Capital One Financial Corp. (a)	7,758	611,485
Comerica, Inc. (a)	2,509	113,231
Fifth Third Bancorp	11,460	216,021
Huntington Bancshares, Inc. (a)	11,393	125,893
KeyCorp	12,030	170,345
M&T Bank Corp.	1,832	232,664
Northern Trust Corp. (a)	3,081	214,592
PNC Financial Services Group, Inc. (a)	7,323	682,796
Regions Financial Corp. (a)	18,888	178,492
State Street Corp. (a)	5,799	426,400
SunTrust Banks, Inc. (a)	7,378	303,162
U.S. Bancorp (a)	25,052	1,094,021

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co. (a)	65,944	$3,587,353
Zions Bancorp (a)	2,854	77,058

		11,336,043

Diversified Financial — 4.5%
Affiliated Managers Group, Inc. (a) (b)	768	164,951
American Express Co. (a)	12,328	963,063
Ameriprise Financial, Inc. (a)	2,567	335,866
BlackRock, Inc. (a)	1,784	652,659
The Charles Schwab Corp. (a)	16,159	491,880
Citigroup, Inc. (a)	42,671	2,198,410
CME Group, Inc. (a)	4,460	422,407
Discover Financial Services (a)	6,290	354,441
E*TRADE Financial Corp. (a) (b)	4,062	115,990
Franklin Resources, Inc.	5,510	282,773
The Goldman Sachs Group, Inc. (a)	5,698	1,071,053
IntercontinentalExchange, Inc. (a)	1,575	367,400
Invesco Ltd.	6,037	239,609
JP Morgan Chase & Co. (a)	52,438	3,176,694
Legg Mason, Inc. (a)	1,394	76,949
Morgan Stanley (a)	21,565	769,655
The NASDAQ OMX Group, Inc.	1,624	82,727
Navient Corp. (a)	5,646	114,783
T. Rowe Price Group, Inc. (a)	3,662	296,549

		12,177,859

Insurance — 4.0%
ACE Ltd. (a)	4,604	513,300
Aflac, Inc. (a)	6,173	395,134
The Allstate Corp. (a)	5,857	416,843
American International Group, Inc. (a)	19,303	1,057,611
Aon PLC (a)	3,942	378,905
Assurant, Inc.	955	58,646
Berkshire Hathaway, Inc. Class B (a) (b)	25,650	3,701,808
The Chubb Corp. (a)	3,247	328,272
Cincinnati Financial Corp. (a)	2,074	110,503
Genworth Financial, Inc. Class A (b)	6,986	51,068
The Hartford Financial Services Group, Inc.	5,921	247,616
Lincoln National Corp. (a)	3,604	207,086
Loews Corp. (a)	4,199	171,445
Marsh & McLennan Cos., Inc. (a)	7,578	425,050
MetLife, Inc. (a)	15,717	794,494
Principal Financial Group, Inc. (a)	3,847	197,620
The Progressive Corp. (a)	7,538	205,034
Prudential Financial, Inc. (a)	6,385	512,779
Torchmark Corp. (a)	1,788	98,197
The Travelers Cos., Inc. (a)	4,520	488,748
Unum Group (a)	3,536	119,269
XL Group PLC (a)	3,582	131,818

		10,611,246

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. (a) (b)	3,935	$152,324

Real Estate Investment Trusts (REITS) — 2.4%
American Tower Corp. (a)	5,623	529,405
Apartment Investment & Management Co. Class A (a)	2,198	86,513
AvalonBay Communities, Inc. (a)	1,827	318,355
Boston Properties, Inc.	2,155	302,734
Crown Castle International Corp. (a)	4,696	387,608
Equity Residential (a)	5,117	398,410
Essex Property Trust, Inc. (a)	886	203,691
General Growth Properties, Inc. (a)	8,837	261,133
HCP, Inc. (a)	6,481	280,044
Health Care REIT, Inc. (a)	4,678	361,890
Host Hotels & Resorts, Inc.	10,646	214,836
Iron Mountain, Inc. (a)	2,626	95,797
Kimco Realty Corp. (a)	5,803	155,811
The Macerich Co. (a)	1,970	166,130
Plum Creek Timber Co., Inc. (a)	2,458	106,800
Prologis, Inc. (a)	7,110	309,712
Public Storage (a)	2,039	401,968
Simon Property Group, Inc. (a)	4,372	855,338
SL Green Realty Corp. (a)	1,081	138,779
Ventas, Inc. (a)	4,580	334,432
Vornado Realty Trust	2,452	274,624
Weyerhaeuser Co.	7,384	244,780

		6,428,790

Savings & Loans — 0.1%
Hudson City Bancorp, Inc. (a)	6,770	70,950
People’s United Financial, Inc. (a)	4,335	65,892

		136,842

		40,843,104

Industrial — 9.5%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	9,214	1,382,837
General Dynamics Corp. (a)	4,432	601,555
L-3 Communications Holdings, Inc. (a)	1,141	143,526
Lockheed Martin Corp. (a)	3,773	765,768
Northrop Grumman Corp. (a)	2,791	449,239
Raytheon Co. (a)	4,322	472,179
Rockwell Collins, Inc.	1,870	180,549
United Technologies Corp. (a)	11,623	1,362,216

		5,357,869

Building Materials — 0.1%
Martin Marietta Materials, Inc. (a)	857	119,809
Masco Corp. (a)	4,916	131,257

		251,066

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	3,391	$178,163
Emerson Electric Co. (a)	9,637	545,647

		723,810

Electronics — 0.6%
Agilent Technologies, Inc. (a)	4,723	196,241
Allegion PLC (a)	1,350	82,580
Amphenol Corp. Class A (a)	4,363	257,112
FLIR Systems, Inc.	1,966	61,496
Garmin Ltd. (a)	1,696	80,594
PerkinElmer, Inc. (a)	1,555	79,523
TE Connectivity Ltd. (a)	5,713	409,165
Tyco International PLC (a)	5,908	254,398
Waters Corp. (a) (b)	1,157	143,838

		1,564,947

Engineering & Construction — 0.1%
Fluor Corp. (a)	2,079	118,835
Jacobs Engineering Group, Inc. (a) (b)	1,805	81,514

		200,349

Environmental Controls — 0.2%
Republic Services, Inc. (a)	3,526	143,015
Stericycle, Inc. (a) (b)	1,195	167,814
Waste Management, Inc. (a)	6,006	325,705

		636,534

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	818	120,295
Stanley Black & Decker, Inc.	2,209	210,650

		330,945

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	8,526	682,336
Ingersoll-Rand PLC	3,704	252,168
Joy Global, Inc.	1,351	52,932

		987,436

Machinery – Diversified — 0.5%
Cummins, Inc. (a)	2,368	328,299
Deere & Co. (a)	4,775	418,720
Flowserve Corp. (a)	1,895	107,049
Rockwell Automation, Inc. (a)	1,906	221,077
Roper Industries, Inc. (a)	1,412	242,864
Xylem, Inc. (a)	2,564	89,791

		1,407,800

Manufacturing — 3.3%
3M Co. (a)	8,928	1,472,674
Danaher Corp. (a)	8,636	733,196
Dover Corp.	2,293	158,492
Eaton Corp. PLC	6,675	453,500
General Electric Co. (a)	141,517	3,511,037
Honeywell International, Inc. (a)	11,008	1,148,244
Illinois Tool Works, Inc. (a)	4,910	476,957

	Number of Shares	Value
Leggett & Platt, Inc. (a)	1,941	$89,461
Pall Corp. (a)	1,496	150,183
Parker Hannifin Corp.	2,004	238,035
Pentair PLC (a)	2,566	161,376
Textron, Inc.	3,894	172,621

		8,765,776

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp. (a)	1,966	412,860

Packaging & Containers — 0.1%
Ball Corp. (a)	1,932	136,477
Owens-Illinois, Inc. (b)	2,310	53,869
Sealed Air Corp. (a)	2,956	134,675

		325,021

Transportation — 1.6%
American ExpressNorfolk Southern Corp. (a)	4,324	445,026
C.H. Robinson Worldwide, Inc. (a)	2,022	148,051
CSX Corp. (a)	13,932	461,428
Expeditors International of Washington, Inc. (a)	2,697	129,942
FedEx Corp. (a)	3,706	613,158
Kansas City Southern (a)	1,553	158,530
Ryder System, Inc. (a)	742	70,408
Union Pacific Corp. (a)	12,395	1,342,502
United Parcel Service, Inc. Class B (a)	9,774	947,492

		4,316,537

		25,280,950

Technology — 12.2%
Computers — 6.1%
Accenture PLC Class A (a)	8,835	827,751
Apple, Inc. (a)	81,924	10,193,803
Cognizant Technology Solutions Corp. Class A (a) (b)	8,574	534,932
Computer Sciences Corp. (a)	1,963	128,145
EMC Corp. (a)	27,962	714,709
Hewlett-Packard Co. (a)	25,564	796,574
International Business Machines Corp. (a)	12,929	2,075,104
NetApp, Inc. (a)	4,385	155,492
SanDisk Corp. (a)	2,992	190,351
Seagate Technology PLC (a)	4,618	240,275
Teradata Corp. (a) (b)	2,042	90,134
Western Digital Corp. (a)	3,054	277,945

		16,225,215

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	2,836	66,135
Xerox Corp. (a)	14,703	188,934

		255,069

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.3%
Altera Corp.	4,231	$181,552
Analog Devices, Inc.	4,383	276,129
Applied Materials, Inc. (a)	17,154	386,994
Avago Technologies Ltd.	3,601	457,255
Broadcom Corp. Class A (a)	7,666	331,899
Intel Corp. (a)	66,611	2,082,926
KLA-Tencor Corp. (a)	2,285	133,193
Lam Research Corp.	2,229	156,554
Linear Technology Corp. (a)	3,364	157,435
Microchip Technology, Inc.	2,815	137,654
Micron Technology, Inc. (a) (b)	15,082	409,175
NVIDIA Corp. (a)	7,261	151,936
Skyworks Solutions, Inc. (a)	2,684	263,810
Texas Instruments, Inc. (a)	14,718	841,649
Xilinx, Inc. (a)	3,677	155,537

		6,123,698

Software — 3.7%
Adobe Systems, Inc. (a) (b)	6,693	494,881
Autodesk, Inc. (b)	3,189	187,003
CA, Inc. (a)	4,484	146,223
Cerner Corp. (a) (b)	4,288	314,139
Citrix Systems, Inc. (b)	2,248	143,580
The Dun & Bradstreet Corp. (a)	492	63,153
Electronic Arts, Inc. (a) (b)	4,373	257,198
Fidelity National Information Services, Inc.	4,009	272,853
Fiserv, Inc. (a) (b)	3,357	266,546
Intuit, Inc. (a)	3,892	377,368
Microsoft Corp. (a)	115,385	4,690,977
Oracle Corp. (a)	45,088	1,945,547
Red Hat, Inc. (a) (b)	2,575	195,056
Salesforce.com, Inc. (a) (b)	8,319	555,792

		9,910,316

		32,514,298

Utilities — 2.9%
Electric — 2.7%
The AES Corp. (a)	9,092	116,832
Ameren Corp. (a)	3,413	144,029
American Electric Power Co., Inc. (a)	6,886	387,338
CenterPoint Energy, Inc. (a)	6,045	123,378
CMS Energy Corp. (a)	3,874	135,241
Consolidated Edison, Inc.	4,119	251,259
Dominion Resources, Inc. (a)	8,272	586,237
DTE Energy Co. (a)	2,493	201,160
Duke Energy Corp. (a)	9,952	764,115
Edison International	4,582	286,238
Entergy Corp. (a)	2,538	196,670
Eversource Energy	4,456	225,117
Exelon Corp. (a)	12,093	406,446
FirstEnergy Corp. (a)	5,924	207,695

	Number of Shares	Value
Integrys Energy Group, Inc.	1,119	$80,590
NextEra Energy, Inc. (a)	6,209	646,046
NRG Energy, Inc. (a)	4,750	119,653
Pepco Holdings, Inc. (a)	3,556	95,407
PG&E Corp. (a)	6,700	355,569
Pinnacle West Capital Corp. (a)	1,555	99,131
PPL Corp.	9,381	315,764
Public Service Enterprise Group, Inc. (a)	7,119	298,428
SCANA Corp. (a)	1,984	109,100
The Southern Co. (a)	12,734	563,862
TECO Energy, Inc. (a)	3,312	64,253
Wisconsin Energy Corp.	3,164	156,618
Xcel Energy, Inc.	7,117	247,743

		7,183,919

Gas — 0.2%
AGL Resources, Inc. (a)	1,647	81,774
NiSource, Inc. (a)	4,447	196,380
Sempra Energy (a)	3,257	355,078

		633,232

		7,817,151

TOTAL COMMON STOCK (Cost $218,091,594)		256,932,371

TOTAL EQUITIES (Cost $218,091,594)		256,932,371

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.4%
Financial — 0.4%
Diversified Financial — 0.4%
S&P 500 Index, Put, Expires 4/17/15, Strike 1,800.00	259	9,065
S&P 500 Index, Put, Expires 4/17/15, Strike 1,900.00	119	14,280
S&P 500 Index, Put, Expires 5/15/15, Strike 1,850.00	198	102,960

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 5/15/15, Strike 1,925.00	205	$224,885
S&P 500 Index, Put, Expires 6/19/15, Strike 1,850.00	259	365,190
S&P 500 Index, Put, Expires 6/19/15, Strike 1,900.00	200	367,800

		1,084,180

TOTAL PURCHASED OPTIONS (Cost $1,705,670)		1,084,180

TOTAL LONG-TERM INVESTMENTS (Cost $219,797,264)		258,016,551

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$12,069,337	12,069,337

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	1,002	1,002

TOTAL SHORT-TERM INVESTMENTS (Cost $12,070,339)		12,070,339

TOTAL INVESTMENTS —101.3% (Cost $231,867,603) (e)		270,086,890

Other Assets/(Liabilities) — (1.3)%		(3,533,680)

NET ASSETS — 100.0%		$266,553,210

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	All or a portion of these securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $12,069,341. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $12,311,282.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.7%

COMMON STOCK — 93.3%
Basic Materials — 2.2%
Chemicals — 1.0%
Celanese Corp. Series A	35,000	$1,955,100
RPM International, Inc.	57,000	2,735,430

		4,690,530

Mining — 1.2%
Franco-Nevada Corp.	2,000	97,080
Franco-Nevada Corp. (a)	78,000	3,780,064
Silver Wheaton Corp.	68,000	1,293,360

		5,170,504

		9,861,034

Communications — 8.4%
Internet — 4.4%
Akamai Technologies, Inc. (b)	26,000	1,847,170
Coupons.com, Inc. (a) (b)	66,000	774,840
Dropbox, Inc. (c)	9,011	172,121
GrubHub, Inc. (b)	22,000	998,580
LinkedIn Corp. Class A (b)	4,000	999,440
Netflix, Inc. (b)	7,000	2,916,830
Rackspace Hosting, Inc. (b)	70,000	3,611,300
TripAdvisor, Inc. (b)	18,000	1,497,060
VeriSign, Inc. (a) (b)	88,000	5,893,360
Zillow Group, Inc. Class A (a) (b)	12,000	1,203,600

		19,914,301

Media — 0.8%
FactSet Research Systems, Inc.	22,000	3,502,400

Telecommunications — 3.2%
DigitalGlobe, Inc. (b)	90,000	3,066,300
JDS Uniphase Corp. (b)	244,000	3,201,280
Motorola Solutions, Inc.	53,000	3,533,510
Palo Alto Networks, Inc. (b)	6,000	876,480
T-Mobile US, Inc. (b)	124,000	3,929,560

		14,607,130

		38,023,831

Consumer, Cyclical — 15.0%
Apparel — 0.5%
Wolverine World Wide, Inc.	62,000	2,073,900

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a) (b)	8,000	1,510,160

Automotive & Parts — 1.1%
BorgWarner, Inc.	35,000	2,116,800
WABCO Holdings, Inc. (b)	22,000	2,703,360

		4,820,160

Distribution & Wholesale — 0.4%
Fastenal Co. (a)	44,000	1,823,140

	Number of Shares	Value
Home Furnishing — 0.5%
Harman International Industries, Inc.	18,000	$2,405,340

Leisure Time — 2.2%
Harley-Davidson, Inc.	48,000	2,915,520
Norwegian Cruise Line Holdings Ltd. (b)	135,000	7,291,350

		10,206,870

Lodging — 1.5%
Choice Hotels International, Inc.	53,000	3,395,710
Marriott International, Inc. Class A	44,000	3,534,080

		6,929,790

Retail — 8.5%
AutoZone, Inc. (b)	9,000	6,139,440
CarMax, Inc. (b)	128,000	8,833,280
Chipotle Mexican Grill, Inc. (b)	1,000	650,540
Dollar General Corp. (b)	39,000	2,939,820
Hanesbrands, Inc.	104,000	3,485,040
L Brands, Inc.	40,000	3,771,600
The Michaels Cos., Inc. (b)	78,000	2,110,680
O’Reilly Automotive, Inc. (b)	30,000	6,487,200
Rite Aid Corp. (b)	487,000	4,232,030

		38,649,630

		68,418,990

Consumer, Non-cyclical — 25.1%
Biotechnology — 2.9%
Alkermes PLC (b)	92,000	5,609,240
Illumina, Inc. (b)	11,000	2,042,040
Incyte Corp. (b)	36,000	3,299,760
Vertex Pharmaceuticals, Inc. (b)	18,000	2,123,460

		13,074,500

Commercial Services — 7.6%
Aramark	83,000	2,625,290
CoreLogic, Inc. (b)	104,000	3,668,080
Equifax, Inc.	53,000	4,929,000
Gartner, Inc. (b)	44,000	3,689,400
Global Payments, Inc.	53,000	4,859,040
Manpower, Inc.	35,000	3,015,250
Towers Watson & Co. Class A	26,000	3,436,810
Vantiv, Inc. Class A (b)	105,000	3,958,500
Verisk Analytics, Inc. Class A (b)	61,000	4,355,400
Wework Cos., Inc. Class A (c)	4,466	74,364

		34,611,134

Foods — 2.7%
Sprouts Farmers Market, Inc. (b)	88,000	3,100,240
TreeHouse Foods, Inc. (b)	25,000	2,125,500
WhiteWave Foods Co. (b)	104,000	4,611,360
Whole Foods Market, Inc.	44,000	2,291,520

		12,128,620

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 5.3%
Bruker Corp. (b)	157,000	$2,899,790
The Cooper Cos., Inc.	33,000	6,184,860
Henry Schein, Inc. (b)	35,000	4,886,700
IDEXX Laboratories, Inc. (b)	22,000	3,398,560
Intuitive Surgical, Inc. (b)	12,000	6,060,360
West Pharmaceutical Services, Inc.	14,000	842,940

		24,273,210

Health Care – Services — 2.9%
Catalent, Inc. (b)	115,000	3,582,250
Envision Healthcare Holdings, Inc. (b)	60,000	2,301,000
MEDNAX, Inc. (b)	44,000	3,190,440
Universal Health Services, Inc. Class B	35,000	4,119,850

		13,193,540

Pharmaceuticals — 3.7%
Alnylam Pharmaceuticals, Inc. (b)	9,000	939,780
DENTSPLY International, Inc.	87,000	4,427,430
Hospira, Inc. (b)	88,000	7,729,920
Pharmacyclics, Inc. (b)	9,000	2,303,550
Sirona Dental Systems, Inc. (b)	18,000	1,619,820

		17,020,500

		114,301,504

Energy — 3.8%
Coal — 0.5%
CONSOL Energy, Inc.	75,000	2,091,750

Oil & Gas — 3.3%
Cimarex Energy Co.	6,600	759,594
Concho Resources, Inc. (b)	26,000	3,013,920
Continental Resources, Inc. (b)	9,000	393,030
EQT Corp.	61,000	5,055,070
Pioneer Natural Resources Co.	13,000	2,125,630
Range Resources Corp.	70,000	3,642,800

		17,081,794

Financial — 8.8%
Diversified Financial — 4.9%
CBOE Holdings, Inc.	70,000	4,018,350
FNF Group	174,000	6,396,240
IntercontinentalExchange, Inc.	18,000	4,198,860
LendingClub Corp. (a) (b)	18,000	353,700
LPL Financial Holdings, Inc.	60,000	2,631,600
TD Ameritrade Holding Corp.	122,000	4,545,720

		22,144,470

Insurance — 2.8%
HCC Insurance Holdings, Inc.	71,000	4,023,570
The Progressive Corp.	133,000	3,617,600
Willis Group Holdings PLC	106,000	5,107,080

		12,748,250

	Number of Shares	Value
Real Estate — 1.1%
Jones Lang LaSalle, Inc.	30,000	$5,112,000

		40,004,720

Industrial — 18.8%
Building Materials — 0.7%
Martin Marietta Materials, Inc.	23,000	3,215,400

Electrical Components & Equipment — 1.7%
AMETEK, Inc.	80,000	4,203,200
The Babcock & Wilcox Co.	70,000	2,246,300
Mobileye NV (b)	32,000	1,344,960

		7,794,460

Electronics — 4.3%
Agilent Technologies, Inc.	124,000	5,152,200
FEI Co.	37,000	2,824,580
Keysight Technologies, Inc. (b)	88,000	3,269,200
Mettler-Toledo International, Inc. (b)	4,000	1,314,600
Sensata Technologies Holding NV (b)	96,000	5,515,200
Trimble Navigation Ltd. (b)	61,000	1,537,200

		19,612,980

Environmental Controls — 0.1%
Waste Connections, Inc.	13,300	640,262

Machinery – Diversified — 3.5%
Cognex Corp. (b)	15,100	748,809
IDEX Corp.	73,000	5,535,590
Nordson Corp.	18,000	1,410,120
Roper Industries, Inc.	35,000	6,020,000
Xylem, Inc.	66,000	2,311,320

		16,025,839

Manufacturing — 6.1%
Acuity Brands, Inc.	26,000	4,372,160
Colfax Corp. (b)	63,000	3,006,990
Pall Corp.	73,000	7,328,470
Teleflex, Inc.	44,000	5,316,520
Textron, Inc.	177,000	7,846,410

		27,870,550

Metal Fabricate & Hardware — 0.6%
Rexnord Corp. (b)	97,000	2,588,930

Packaging & Containers — 0.6%
Ball Corp.	35,000	2,472,400

Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	29,300	2,502,073
Kansas City Southern	28,000	2,858,240

		5,360,313

		85,581,134

Technology — 11.2%
Computers — 1.7%
Fortinet, Inc. (b)	18,000	629,100
IHS, Inc. Class A (b)	58,000	6,598,080

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stratasys Ltd. (a) (b)	12,000	$633,360

		7,860,540

Semiconductors — 3.1%
Altera Corp.	185,000	7,938,350
Atmel Corp.	300,000	2,469,000
Microchip Technology, Inc. (a)	35,000	1,711,500
Xilinx, Inc.	49,000	2,072,700

		14,191,550

Software — 6.4%
Atlassian Corp. Depository Receipt (c)	15,775	299,725
Atlassian Corp. PLC A Depository Receipt (c)	5,668	107,692
Atlassian Corp. PLC Series 1 Depository Receipt (c)	12,075	229,425
Atlassian Ser 1 Restricted Depository Receipt (c)	5,892	111,948
Atlassian Series A Preference Depository Receipt (c)	11,666	221,654
Fidelity National Information Services, Inc.	44,000	2,994,640
Fiserv, Inc. (b)	123,000	9,766,200
Guidewire Software, Inc. (b)	6,000	315,660
IMS Health Holdings, Inc. (b)	30,000	812,100
Inovalon Holdings, Inc. (b)	5,000	151,050
MSCI, Inc.	74,000	4,536,940
Red Hat, Inc. (b)	88,000	6,666,000
Servicenow, Inc. (b)	16,000	1,260,480
Veeva Systems, Inc. Class A (a) (b)	35,000	893,550
Workday, Inc. Class A (b)	6,000	506,461

		28,873,525

		50,925,615

TOTAL COMMON STOCK (Cost $264,650,633)		424,198,621

PREFERRED STOCK — 0.4%
Communications — 0.3%
Internet — 0.3%
Dropbox, Inc. Series A (b) (c)	11,190	213,742
Dropbox, Inc. Series A 1 (b) (c)	54,965	1,049,897
Living Social (b) (c)	158,890	38,134

		1,301,773

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework, Inc. Series D 1 (b) (c)	22,197	369,606
Wework, Inc. Series D 2 (b) (c)	17,440	290,396

		660,002

TOTAL PREFERRED STOCK (Cost $2,156,532)		1,961,775

	Number of Shares	Value
TOTAL EQUITIES (Cost $266,807,165)		$426,160,396

MUTUAL FUNDS — 4.9%
Diversified Financial — 4.9%
State Street Navigator Securities Lending Prime Portfolio (d)	15,297,432	15,297,432
T. Rowe Price Government Reserve Investment Fund	7,000,011	7,000,011

		22,297,443

TOTAL MUTUAL FUNDS (Cost $22,297,443)		22,297,443

TOTAL LONG-TERM INVESTMENTS (Cost $289,104,608)		448,457,839

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (e)	$20,429,409	20,429,409

TOTAL SHORT-TERM INVESTMENTS (Cost $20,429,409)		20,429,409

TOTAL INVESTMENTS — 103.1% (Cost $309,534,017) (f)		468,887,248

Other Assets/(Liabilities) — (3.1)%		(14,173,202)

NET ASSETS — 100.0%		$454,714,046

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $14,862,119 or 3.27% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $3,178,704 or 0.70% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $20,429,415. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 1/15/39, and an aggregate market value, including accrued interest, of $20,838,275.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 94.3%
Basic Materials — 1.9%
Chemicals — 0.8%
The Mosaic Co.	85,193	$3,923,989

Iron & Steel — 0.8%
Nucor Corp.	81,351	3,866,613

Mining — 0.3%
Newmont Mining Corp.	77,184	1,675,665

		9,466,267

Communications — 3.1%
Media — 1.2%
Markit, Ltd. (a)	107,126	2,881,690
Time Warner Cable, Inc.	19,651	2,945,292

		5,826,982

Telecommunications — 1.9%
CenturyLink, Inc.	124,331	4,295,636
Harris Corp.	36,916	2,907,504
Rogers Communications, Inc. Class B	72,830	2,438,113

		9,641,253

		15,468,235

Consumer, Cyclical — 8.5%
Apparel — 0.6%
Ralph Lauren Corp.	22,153	2,913,120

Auto Manufacturers — 1.9%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	78,030	2,556,263
Oshkosh Corp.	143,671	7,009,708

		9,565,971

Distribution & Wholesale — 0.3%
Beacon Roofing Supply, Inc. (a)	42,454	1,328,810

Home Builders — 1.7%
PulteGroup, Inc.	114,810	2,552,226
Thor Industries, Inc.	38,900	2,458,869
Toll Brothers, Inc. (a)	94,862	3,731,871

		8,742,966

Leisure Time — 1.0%
Carnival Corp.	103,017	4,928,333

Retail — 2.3%
Bed Bath & Beyond, Inc. (a)	39,596	3,039,983
CST Brands, Inc.	37,894	1,660,894
Lowe’s Cos., Inc.	45,092	3,354,394
Target Corp.	40,431	3,318,172

		11,373,443

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	162,887	3,721,968

		42,574,611

	Number of Shares	Value
Consumer, Non-cyclical — 19.4%
Biotechnology — 0.5%
Bio-Rad Laboratories, Inc. Class A (a)	16,834	$2,275,620

Commercial Services — 2.2%
The ADT Corp.	118,920	4,937,558
Corrections Corporation of America	154,245	6,209,904

		11,147,462

Foods — 7.4%
Campbell Soup Co.	68,034	3,166,983
ConAgra Foods, Inc.	189,016	6,904,754
Danone SA	20,174	1,357,653
General Mills, Inc.	90,044	5,096,490
The J.M. Smucker Co.	37,535	4,343,926
Kellogg Co.	48,765	3,216,052
Mondelez International, Inc. Class A	137,577	4,965,154
Sysco Corp.	208,941	7,883,344

		36,934,356

Health Care – Products — 3.0%
Becton, Dickinson & Co.	17,092	2,454,240
Boston Scientific Corp. (a)	184,542	3,275,621
Stryker Corp.	46,168	4,258,998
Zimmer Holdings, Inc.	42,047	4,941,363

		14,930,222

Health Care – Services — 4.6%
Cigna Corp.	33,119	4,286,923
Humana, Inc.	21,894	3,897,570
LifePoint Hospitals, Inc. (a)	111,695	8,203,998
Quest Diagnostics, Inc.	85,970	6,606,795

		22,995,286

Pharmaceuticals — 1.7%
Cardinal Health, Inc.	51,321	4,632,747
Express Scripts Holding Co. (a)	15,456	1,341,117
Hospira, Inc. (a)	26,137	2,295,874

		8,269,738

		96,552,684

Energy — 6.5%
Oil & Gas — 5.7%
Apache Corp.	40,315	2,432,204
Devon Energy Corp.	84,695	5,107,955
Helmerich & Payne, Inc.	27,143	1,847,624
Imperial Oil Ltd.	269,990	10,775,725
Noble Energy, Inc.	70,503	3,447,597
Occidental Petroleum Corp.	57,837	4,222,101
Southwestern Energy Co. (a)	26,538	615,416

		28,448,622

Oil & Gas Services — 0.8%
Cameron International Corp. (a)	83,765	3,779,477

		32,228,099

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 24.9%
Banks — 11.3%
Bank of Hawaii Corp.	53,538	$3,277,061
BB&T Corp.	61,545	2,399,640
BOK Financial Corp.	45,349	2,776,266
Comerica, Inc.	69,948	3,156,753
Commerce Bancshares, Inc.	138,542	5,863,097
Cullen/Frost Bankers, Inc.	39,677	2,740,887
M&T Bank Corp.	45,017	5,717,159
Northern Trust Corp.	207,485	14,451,330
PNC Financial Services Group, Inc.	60,809	5,669,831
State Street Corp.	43,260	3,180,908
SunTrust Banks, Inc.	83,163	3,417,168
Westamerica Bancorp.	84,284	3,641,912

		56,292,012

Diversified Financial — 2.1%
Franklin Resources, Inc.	57,041	2,927,344
LPL Financial Holdings, Inc.	109,360	4,796,530
T. Rowe Price Group, Inc.	30,879	2,500,581

		10,224,455

Insurance — 7.3%
ACE Ltd.	39,728	4,429,275
Aflac, Inc.	35,260	2,256,993
The Allstate Corp.	19,660	1,399,202
Arthur J. Gallagher & Co.	31,752	1,484,406
Brown & Brown, Inc.	95,668	3,167,567
The Chubb Corp.	28,140	2,844,954
HCC Insurance Holdings, Inc.	90,809	5,146,146
MetLife, Inc.	40,313	2,037,822
Reinsurance Group of America, Inc.	52,920	4,931,615
Torchmark Corp.	37,056	2,035,115
The Travelers Cos., Inc.	23,781	2,571,440
Unum Group	117,882	3,976,160

		36,280,695

Real Estate Investment Trusts (REITS) — 3.6%
Annaly Capital Management, Inc.	87,398	908,939
Boston Properties, Inc.	20,596	2,893,326
Empire State Realty Trust, Inc. Class A	117,639	2,212,789
Host Hotels & Resorts, Inc.	120,170	2,425,031
Piedmont Office Realty Trust, Inc. Class A	282,974	5,266,146
Weyerhaeuser Co.	128,978	4,275,621

		17,981,852

Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	68,133	851,663
People’s United Financial, Inc.	155,622	2,365,454

		3,217,117

		123,996,131

	Number of Shares	Value
Industrial — 13.6%
Aerospace & Defense — 1.2%
Exelis, Inc.	255,924	$6,236,868

Electrical Components & Equipment — 1.5%
Emerson Electric Co.	128,595	7,281,049

Electronics — 4.0%
Keysight Technologies, Inc. (a)	123,281	4,579,889
Koninklijke Philips Electronics NV	223,117	6,337,935
TE Connectivity Ltd.	53,167	3,807,821
Tyco International PLC	120,035	5,168,707

		19,894,352

Environmental Controls — 3.6%
Clean Harbors, Inc. (a)	69,249	3,931,958
Republic Services, Inc.	348,325	14,128,062

		18,060,020

Manufacturing — 0.8%
Pentair PLC	33,002	2,075,496
Textron, Inc.	44,501	1,972,729

		4,048,225

Packaging & Containers — 1.3%
Bemis Co., Inc.	82,498	3,820,482
Sonoco Products Co.	53,860	2,448,476

		6,268,958

Transportation — 1.2%
Heartland Express, Inc.	117,650	2,795,364
Werner Enterprises, Inc.	105,778	3,322,487

		6,117,851

		67,907,323

Technology — 8.3%
Computers — 2.0%
SanDisk Corp.	62,467	3,974,151
Western Digital Corp.	67,244	6,119,876

		10,094,027

Semiconductors — 5.7%
Applied Materials, Inc.	192,870	4,351,147
Broadcom Corp. Class A	117,698	5,095,735
Lam Research Corp.	73,997	5,197,180
Maxim Integrated Products, Inc.	72,811	2,534,551
Microchip Technology, Inc.	95,007	4,645,842
Micron Technology, Inc. (a)	49,085	1,331,676
Teradyne, Inc.	282,493	5,324,993

		28,481,124

Software — 0.6%
Fidelity National Information Services, Inc.	39,009	2,654,952

		41,230,103

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 8.1%
Electric — 6.0%
Consolidated Edison, Inc.	24,435	$1,490,535
Edison International	93,051	5,812,896
Great Plains Energy, Inc.	153,667	4,099,836
NorthWestern Corp.	35,891	1,930,577
OGE Energy Corp.	60,340	1,907,347
PG&E Corp.	53,432	2,835,636
Westar Energy, Inc.	159,075	6,165,747
Xcel Energy, Inc.	168,273	5,857,583

		30,100,157

Gas — 2.1%
Atmos Energy Corp.	80,137	4,431,576
The Laclede Group, Inc.	118,295	6,059,070

		40,590,803

TOTAL COMMON STOCK (Cost $418,578,669)		470,014,256

TOTAL EQUITIES (Cost $418,578,669)		470,014,256

MUTUAL FUNDS — 3.1%
Diversified Financial — 3.1%
iShares Russell Midcap Value Index Fund	202,985	15,276,651

TOTAL MUTUAL FUNDS (Cost $14,802,512)		15,276,651

TOTAL LONG-TERM INVESTMENTS (Cost $433,381,181)		485,290,907

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$10,351,129	10,351,129

TOTAL SHORT-TERM INVESTMENTS (Cost $10,351,129)		10,351,129

TOTAL INVESTMENTS — 99.5% (Cost $443,732,310) (c)		495,642,036

Other Assets/(Liabilities) — 0.5%		2,482,265

NET ASSETS — 100.0%		$498,124,301

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,351,132. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $10,558,728.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,261,572	$131,434,457
MML Equity Income Fund, Initial Class (a)	6,860,219	94,465,210
MML Focused Equity Fund, Class II (a)	4,181,723	65,527,593
MML Foreign Fund, Initial Class (a)	6,495,920	69,961,056
MML Fundamental Growth Fund, Class II (a)	5,432,269	82,570,496
MML Fundamental Value Fund, Class II (a)	5,816,951	95,281,663
MML Global Fund, Class I (a)	7,862,704	102,057,898
MML Income & Growth Fund, Initial Class (a)	6,279,072	77,358,171
MML International Equity Fund, Class II (a)	7,142,802	70,428,027
MML Large Cap Growth Fund, Initial Class (a)	5,623,475	82,496,374
MML Managed Volatility Fund, Initial Class (a)	1,531,676	21,927,651
MML Mid Cap Growth Fund, Initial Class (a)	4,597,786	80,415,273
MML Mid Cap Value Fund, Initial Class (a)	6,483,345	86,358,159
MML Small Cap Growth Equity Fund, Initial Class (a)	1,442,626	27,398,263
MML Small Company Value Fund, Class II (a)	2,358,227	42,094,360
MML Small/Mid Cap Value Fund, Initial Class (a)	1,578,292	23,911,128
MML Strategic Emerging Markets Fund, Class II (a)	4,514,592	42,888,619
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	330,994	28,217,273
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,044,421	44,304,319
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	13,738,669	139,859,650
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,853,234	40,616,293

		1,449,571,933

Fixed Income Funds — 38.0%
MML High Yield Fund, Class II (a)	6,081,792	62,581,642

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	6,836,924	$70,693,793
MML Managed Bond Fund, Initial Class (a)	33,811,016	440,865,688
MML Short-Duration Bond Fund, Class II (a)	7,548,913	75,187,177
MML Total Return Bond Fund, Class II (a)	18,018,985	194,244,661
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	8,121,202	43,935,701

		887,508,662

TOTAL MUTUAL FUNDS (Cost $2,132,207,154)		2,337,080,595

TOTAL LONG-TERM INVESTMENTS (Cost $2,132,207,154)		2,337,080,595

TOTAL INVESTMENTS — 100.1% (Cost $2,132,207,154) (c)		2,337,080,595

Other Assets/(Liabilities) — (0.1)%		(1,606,063)

NET ASSETS — 100.0%		$2,335,474,532

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.6%
Basic Materials — 3.2%
Chemicals — 1.8%
Methanex Corp.	9,850	$527,664
Minerals Technologies, Inc.	19,895	1,454,324
Platform Specialty Products Corp. (a)	52,666	1,351,410
Sensient Technologies Corp.	15,670	1,079,350

		4,412,748

Forest Products & Paper — 0.8%
KapStone Paper and Packaging Corp.	58,307	1,914,802

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	21,665	650,167

Mining — 0.4%
Constellium NV (a)	45,605	926,693

		7,904,410

Communications — 5.3%
Internet — 2.6%
Constant Contact, Inc. (a)	21,557	823,693
Dropbox, Inc. (b)	10,469	199,970
GrubHub, Inc. (a)	27,500	1,248,225
IAC/InterActiveCorp	13,485	909,833
Marketo, Inc. (a)	21,745	557,107
Shutterstock, Inc. (a) (c)	13,867	952,247
TrueCar, Inc. (a) (c)	29,813	532,162
Wayfair, Inc. Class A (a) (c)	1,537	49,368
Zendesk, Inc. (a)	4,382	99,428
Zillow Group, Inc. Class A (a) (c)	10,817	1,084,945

		6,456,978

Media — 1.2%
FactSet Research Systems, Inc.	8,962	1,426,750
Markit, Ltd. (a)	20,652	555,539
The New York Times Co. Class A	69,480	956,045

		2,938,334

Telecommunications — 1.5%
Arista Networks, Inc. (a)	10,780	760,314
Ciena Corp. (a)	46,335	894,729
DigitalGlobe, Inc. (a)	27,531	937,981
Vonage Holdings Corp. (a)	269,410	1,322,803

		3,915,827

		13,311,139

Consumer, Cyclical — 11.4%
Airlines — 0.7%
JetBlue Airways Corp. (a)	55,730	1,072,803
Spirit Airlines, Inc. (a)	7,248	560,705

		1,633,508

	Number of Shares	Value
Apparel — 0.8%
Carter’s, Inc.	13,200	$1,220,604
Skechers U.S.A., Inc. Class A (a)	7,545	542,561
Vince Holding Corp. (a)	12,738	236,290

		1,999,455

Automotive & Parts — 0.1%
Gentherm, Inc. (a)	7,027	354,934

Distribution & Wholesale — 0.6%
HD Supply Holdings, Inc. (a)	30,241	942,158
Watsco, Inc.	4,200	527,940

		1,470,098

Entertainment — 1.1%
Churchill Downs, Inc.	8,150	937,005
DreamWorks Animation SKG, Inc. Class A (a) (c)	33,640	814,088
National CineMedia, Inc.	57,490	868,099

		2,619,192

Home Builders — 0.4%
Standard Pacific Corp. (a)	123,305	1,109,745

Home Furnishing — 0.2%
Harman International Industries, Inc.	4,100	547,883

Housewares — 1.0%
The Toro Co.	34,600	2,426,152

Leisure Time — 0.7%
Diamond Resorts International, Inc. (a)	48,788	1,630,983

Retail — 5.3%
Buffalo Wild Wings, Inc. (a)	1,638	296,871
The Cheesecake Factory, Inc.	20,485	1,010,525
CST Brands, Inc.	16,373	717,629
Destination Maternity Corp.	26,930	405,566
Five Below, Inc. (a)	48,600	1,728,702
Haverty Furniture Cos., Inc.	36,450	906,876
HSN, Inc.	6,385	435,649
Jack in the Box, Inc.	3,672	352,218
Kate Spade & Co. (a)	25,406	848,306
Krispy Kreme Doughnuts, Inc. (a)	102,700	2,052,973
Panera Bread Co. Class A (a)	10,768	1,722,826
Pier 1 Imports, Inc. (c)	44,260	618,755
Red Robin Gourmet Burgers, Inc. (a)	2,733	237,771
Rush Enterprises, Inc. Class A (a)	30,100	823,536
Tuesday Morning Corp. (a)	28,124	452,796
Zumiez, Inc. (a)	18,400	740,600

		13,351,599

Textiles — 0.5%
Tumi Holdings, Inc. (a)	50,425	1,233,396

		28,376,945

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 24.2%
Biotechnology — 1.2%
BioCryst Pharmaceuticals, Inc. (a) (c)	31,581	$285,176
Charles River Laboratories International, Inc. (a)	8,875	703,699
Foundation Medicine, Inc. (a)	8,240	396,426
Ironwood Pharmaceuticals, Inc. (a)	22,731	363,696
Novavax, Inc. (a)	43,617	360,713
PTC Therapeutics, Inc. (a)	10,282	625,660
Puma Biotechnology, Inc. (a)	1,400	330,554

		3,065,924

Commercial Services — 5.8%
Cardtronics, Inc. (a)	25,950	975,720
Convergys Corp.	50,495	1,154,821
CoStar Group, Inc. (a)	7,851	1,553,163
ExamWorks Group, Inc. (a)	61,746	2,569,868
Healthcare Services Group, Inc.	31,300	1,005,669
Heartland Payment Systems, Inc.	9,737	456,178
Huron Consulting Group, Inc. (a)	6,410	424,021
MAXIMUS, Inc.	10,964	731,957
TriNet Group, Inc. (a)	37,224	1,311,402
WEX, Inc. (a)	15,656	1,680,828
WNS Holdings Ltd. Sponsored ADR (India) (a)	45,061	1,095,884
Xoom Corp. (a) (c)	100,100	1,470,469

		14,429,980

Foods — 1.9%
Greencore Group PLC	247,575	1,183,652
SunOpta, Inc. (a)	104,454	1,109,301
The Hain Celestial Group, Inc. (a)	24,400	1,562,820
TreeHouse Foods, Inc. (a)	9,380	797,488

		4,653,261

Health Care – Products — 8.4%
ABIOMED, Inc. (a)	16,715	1,196,460
AtriCure, Inc. (a)	46,760	958,112
Cardiovascular Systems, Inc. (a)	7,163	279,643
Cepheid, Inc. (a)	6,873	391,074
Cyberonics, Inc. (a)	32,800	2,129,376
Dexcom, Inc. (a)	65,206	4,064,942
Endologix, Inc. (a) (c)	26,176	446,824
Globus Medical, Inc. Class A (a)	45,015	1,136,179
HeartWare International, Inc. (a)	12,269	1,076,850
Insulet Corp. (a)	77,680	2,590,628
Intersect ENT, Inc. (a)	40,955	1,057,868
LDR Holding Corp. (a)	60,632	2,221,556
Novadaq Technologies, Inc. (a)	73,400	1,192,016
Quidel Corp. (a)	36,960	997,181
Spectranetics Corp. (a) (c)	34,400	1,195,744

		20,934,453

Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	53,067	3,799,597

	Number of Shares	Value
Envision Healthcare Holdings, Inc. (a)	26,872	$1,030,541
Kindred Healthcare, Inc.	56,780	1,350,796
LifePoint Hospitals, Inc. (a)	14,620	1,073,839
Molina Healthcare, Inc. (a)	12,665	852,228
Surgical Care Affiliates, Inc. (a)	28,600	981,838
WellCare Health Plans, Inc. (a)	13,160	1,203,614

		10,292,453

Pharmaceuticals — 2.6%
Achillion Pharmaceuticals, Inc. (a)	23,565	232,351
Aerie Pharmaceuticals, Inc. (a)	11,427	358,122
Agios Pharmaceuticals, Inc. (a) (c)	5,003	471,783
Alnylam Pharmaceuticals, Inc. (a)	3,841	401,077
Anacor Pharmaceuticals, Inc. (a)	12,900	746,265
Isis Pharmaceuticals, Inc. (a) (c)	7,612	484,656
Otonomy, Inc. (a)	8,621	304,839
Portola Pharmaceuticals, Inc. (a)	21,122	801,791
Regulus Therapeutics, Inc. (a) (c)	16,618	281,509
Relypsa, Inc. (a)	9,842	355,001
Synageva BioPharma Corp. (a) (c)	3,955	385,731
TESARO, Inc. (a)	23,538	1,351,081
Tetraphase Pharmaceuticals, Inc. (a)	9,058	331,885

		6,506,091

Textiles — 0.2%
Samsonite International SA	153,170	531,922

		60,414,084

Energy — 4.0%
Energy – Alternate Sources — 1.4%
First Solar, Inc. (a)	19,910	1,190,419
Headwaters, Inc. (a)	77,824	1,427,292
Pattern Energy Group, Inc.	29,520	836,007

		3,453,718

Oil & Gas — 2.5%
Delek US Holdings, Inc.	15,010	596,648
Diamondback Energy, Inc. (a)	25,072	1,926,532
Laredo Petroleum, Inc. (a) (c)	65,242	850,756
Patterson-UTI Energy, Inc.	26,040	488,901
RSP Permian, Inc. (a)	63,739	1,605,585
Western Refining, Inc.	15,575	769,249

		6,237,671

Oil & Gas Services — 0.1%
Dril-Quip, Inc. (a)	4,900	335,111

		10,026,500

Financial — 13.9%
Banks — 2.3%
Associated Banc-Corp.	51,985	966,921
International Bancshares Corp.	38,380	999,032
PacWest Bancorp	40,708	1,908,798
South State Corp.	14,600	998,494
Texas Capital Bancshares, Inc. (a)	20,900	1,016,785

		5,890,030

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.1%
Financial Engines, Inc. (c)	56,244	$2,352,686
Investment Technology Group, Inc. (a)	50,080	1,517,925
PRA Group, Inc. (a)	57,700	3,134,264
WageWorks, Inc. (a)	34,362	1,832,525
WisdomTree Investments, Inc.	68,960	1,479,882

		10,317,282

Insurance — 2.8%
Argo Group International Holdings Ltd.	25,460	1,276,819
Assured Guaranty Ltd.	22,793	601,507
eHealth, Inc. (a)	35,670	334,585
Horace Mann Educators Corp.	27,400	937,080
MGIC Investment Corp. (a)	95,780	922,361
OneBeacon Insurance Group Ltd. Class A	55,860	849,631
Primerica, Inc.	18,690	951,321
Stewart Information Services Corp.	26,310	1,069,238

		6,942,542

Investment Companies — 0.3%
Solar Capital Ltd.	39,385	797,152

Real Estate — 1.7%
Alexander & Baldwin, Inc.	24,280	1,048,410
HFF, Inc.	57,579	2,161,516
Kennedy-Wilson Holdings, Inc.	36,203	946,347

		4,156,273

Real Estate Investment Trusts (REITS) — 2.7%
First Industrial Realty Trust, Inc.	50,980	1,092,501
MFA Financial, Inc.	106,195	834,693
Paramount Group, Inc.	99,521	1,920,755
Pebblebrook Hotel Trust	42,664	1,986,863
Redwood Trust, Inc.	45,685	816,391

		6,651,203

		34,754,482

Industrial — 19.9%
Aerospace & Defense — 1.7%
Astronics Corp. (a)	8,549	630,061
Esterline Technologies Corp. (a)	6,365	728,283
HEICO Corp. Class A	19,520	967,021
Moog, Inc. Class A (a)	4,313	323,691
Teledyne Technologies, Inc. (a)	15,233	1,625,818

		4,274,874

Building Materials — 3.0%
Apogee Enterprises, Inc.	23,800	1,028,160
Armstrong World Industries, Inc. (a)	13,940	801,132
Boise Cascade Co. (a)	32,210	1,206,587
Lennox International, Inc.	7,355	821,480
Masonite International Corp. (a)	18,471	1,242,359
Owens Corning, Inc.	19,368	840,571

	Number of Shares	Value
Trex Co., Inc. (a)	27,663	$1,508,463

		7,448,752

Electrical Components & Equipment — 1.0%
Generac Holdings, Inc. (a) (c)	22,251	1,083,401
SunPower Corp. (a) (c)	48,375	1,514,622

		2,598,023

Electronics — 3.0%
FEI Co.	20,000	1,526,800
GoPro, Inc. (a) (c)	22,753	987,708
Imax Corp. (a) (c)	65,001	2,191,184
Rogers Corp. (a)	13,145	1,080,650
Watts Water Technologies, Inc. Class A	29,181	1,605,830

		7,392,172

Engineering & Construction — 0.3%
AECOM (a)	21,632	666,698

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	22,590	1,282,660

Machinery – Diversified — 3.4%
Altra Industrial Motion Corp.	23,322	644,620
Applied Industrial Technologies, Inc.	12,820	581,259
Cognex Corp. (a)	78,894	3,912,353
The Middleby Corp. (a)	19,000	1,950,350
Tennant Co.	23,000	1,503,510

		8,592,092

Manufacturing — 2.4%
Acuity Brands, Inc.	17,354	2,918,249
Hexcel Corp.	41,900	2,154,498
John Bean Technologies Corp.	28,575	1,020,699

		6,093,446

Metal Fabricate & Hardware — 0.5%
Advanced Drainage Systems, Inc.	15,000	449,100
RBC Bearings, Inc.	9,269	709,449

		1,158,549

Packaging & Containers — 1.2%
Graphic Packaging Holding Co.	202,814	2,948,916

Transportation — 2.1%
Landstar System, Inc.	17,077	1,132,205
Old Dominion Freight Line, Inc. (a)	12,212	943,988
Swift Transportation Co. (a)	74,918	1,949,366
UTI Worldwide, Inc. (a)	67,860	834,678
XPO Logistics, Inc. (a) (c)	9,587	435,921

		5,296,158

Trucking & Leasing — 0.8%
Aircastle Ltd.	52,270	1,173,984
GATX Corp.	15,120	876,658

		2,050,642

		49,802,982

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 15.3%
Computers — 2.9%
CACI International, Inc. Class A (a)	7,400	$665,408
Cadence Design Systems, Inc. (a)	49,190	907,064
FleetMatics Group PLC (a)	22,621	1,014,552
Manhattan Associates, Inc. (a)	25,400	1,285,494
Nimble Storage, Inc. (a) (c)	12,642	282,043
Virtusa Corp. (a)	77,687	3,214,688

		7,369,249

Semiconductors — 2.9%
Ambarella, Inc. (a) (c)	7,775	588,645
Entegris, Inc. (a)	64,300	880,267
Mellanox Technologies Ltd. (a)	14,729	667,813
Microsemi Corp. (a)	30,015	1,062,531
Monolithic Power Systems, Inc.	9,470	498,595
Nanometrics, Inc. (a)	23,445	394,345
ON Semiconductor Corp. (a)	96,615	1,170,008
Power Integrations, Inc.	11,766	612,773
SunEdison Semiconductor Ltd. (a)	13,684	353,321
SunEdison, Inc. (a) (c)	38,797	931,128

		7,159,426

Software — 9.5%
Allscripts Healthcare Solutions, Inc. (a)	79,230	947,591
Amber Road, Inc. (a)	43,400	401,450
Demandware, Inc. (a)	20,256	1,233,590
Envestnet, Inc. (a)	20,547	1,152,276
Guidewire Software, Inc. (a)	30,500	1,604,605
HubSpot, Inc. (a) (c)	36,514	1,456,908
Imperva, Inc. (a)	14,270	609,329
Monotype Imaging Holdings, Inc.	37,300	1,217,472
Paycom Software, Inc. (a)	33,300	1,067,598
Proofpoint, Inc. (a)	22,000	1,302,840
Telogis (b)	80,369	57,866
TiVo, Inc. (a)	81,120	860,683
Tyler Technologies, Inc. (a)	35,826	4,318,108
The Ultimate Software Group, Inc. (a)	13,600	2,311,388
Veeva Systems, Inc. Class A (a) (c)	124,390	3,175,677
Verint Systems, Inc. (a)	33,058	2,047,282

		23,764,663

		38,293,338

Utilities — 0.4%
Gas — 0.4%
Southwest Gas Corp.	15,520	902,799

TOTAL COMMON STOCK (Cost $197,815,537)		243,786,679

	Number of Shares	Value
PREFERRED STOCK — 0.7%
Communications — 0.2%
Internet — 0.2%
Veracode, Inc. (a) (b)	10,688	$293,813
Zuora, Inc. Series F (b)	69,937	265,712

		559,525

Technology — 0.5%
Software — 0.5%
Cloudera, Inc. Series F (a) (b)	12,068	398,244
Docusign, Inc. Series B (a) (b)	456	8,796
Docusign, Inc. Series B 1 (a) (b)	136	2,623
Docusign, Inc. Series D (a) (b)	327	6,308
Docusign, Inc. Series E (a) (b)	8,460	163,193
NUTANIX, Inc. Series E (a) (b)	14,135	244,677
Telogis (a) (b)	109,450	466,257

		1,290,098

TOTAL PREFERRED STOCK (Cost $1,192,235)		1,849,623

TOTAL EQUITIES (Cost $199,007,772)		245,636,302

MUTUAL FUNDS — 10.6%
Diversified Financial — 10.6%
iShares Russell 2000 Growth Index Fund (c)	5,665	858,531
iShares Russell 2000 Index Fund (c)	16,020	1,992,087
State Street Navigator Securities Lending Prime Portfolio (d)	23,719,135	23,719,135

		26,569,753

TOTAL MUTUAL FUNDS (Cost $26,525,898)		26,569,753

TOTAL LONG-TERM INVESTMENTS (Cost $225,533,670)		272,206,055

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (e)	$6,150,999	6,150,999

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	2,253	2,253

TOTAL SHORT-TERM INVESTMENTS (Cost $6,153,252)		6,153,252

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 111.4% (Cost $231,686,922) (f)	$278,359,307

Other Assets/(Liabilities) — (11.4)%	(28,464,067)

NET ASSETS — 100.0%	$249,895,240

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $2,107,459 or 0.84% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $23,165,284 or 9.27% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $6,151,001. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 8/15/39 – 9/15/40, and an aggregate market value, including accrued interest, of $6,279,802.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 6.8%
Chemicals — 2.7%
American Vanguard Corp.	27,600	$293,112
Innospec, Inc.	32,400	1,503,036
Minerals Technologies, Inc.	15,900	1,162,290

		2,958,438

Forest Products & Paper — 2.8%
Clearwater Paper Corp. (a)	13,900	907,670
Deltic Timber Corp.	11,000	728,750
Potlatch Corp.	18,200	728,728
Wausau Paper Corp.	66,300	631,839

		2,996,987

Iron & Steel — 0.4%
Carpenter Technology Corp.	8,800	342,144
Ryerson Holding Corp. (a) (b)	15,600	99,372

		441,516

Mining — 0.9%
Luxfer Holdings PLC	14,700	196,539
Royal Gold, Inc.	6,700	422,837
Stillwater Mining Co. (a)	28,100	363,052

		982,428

		7,379,369

Communications — 2.2%
Internet — 0.9%
New Media Investment Group, Inc.	25,200	603,036
Safeguard Scientifics, Inc. (a)	23,500	424,880

		1,027,916

Media — 0.6%
Saga Communications, Inc. Class A	12,700	565,658
Scholastic Corp.	1,400	57,316

		622,974

Telecommunications — 0.7%
Ixia (a)	50,300	610,139
Sonus Networks, Inc. (a)	20,680	162,958

		773,097

		2,423,987

Consumer, Cyclical — 12.9%
Airlines — 1.6%
Alaska Air Group, Inc.	26,600	1,760,388

Apparel — 0.6%
Crocs, Inc. (a)	20,900	246,829
Quiksilver, Inc. (a) (b)	68,300	126,355
Steven Madden Ltd. (a)	7,500	285,000

		658,184

	Number of Shares	Value
Automotive & Parts — 1.1%
Dorman Products, Inc. (a) (b)	14,400	$716,400
Modine Manufacturing Co. (a)	38,500	518,595

		1,234,995

Distribution & Wholesale — 2.2%
Beacon Roofing Supply, Inc. (a)	45,000	1,408,500
Pool Corp.	13,500	941,760

		2,350,260

Entertainment — 0.2%
National CineMedia, Inc.	12,500	188,750

Home Builders — 1.0%
Meritage Home Corp. (a)	22,800	1,108,992

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc.	19,600	541,744

Leisure Time — 0.9%
Brunswick Corp.	12,100	622,545
Interval Leisure Group, Inc.	11,600	304,036

		926,581

Lodging — 0.1%
Belmond Ltd. (a)	13,200	162,096

Retail — 3.0%
Fred’s, Inc. Class A	25,400	434,086
Haverty Furniture Cos., Inc.	27,600	686,688
Pier 1 Imports, Inc. (b)	47,400	662,652
PriceSmart, Inc.	3,600	305,928
Red Robin Gourmet Burgers, Inc. (a)	5,400	469,800
Sportsman’s Warehouse Holdings, Inc. (a)	39,900	318,801
Stein Mart, Inc.	31,100	387,195

		3,265,150

Textiles — 1.7%
Culp, Inc.	20,900	559,075
G&K Services, Inc. Class A	17,300	1,254,769

		1,813,844

		14,010,984

Consumer, Non-cyclical — 13.6%
Agriculture — 0.3%
Vector Group Ltd. (b)	13,200	290,004

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (a)	25,500	387,600

Commercial Services — 4.8%
Aaron’s, Inc.	57,800	1,636,318
American Public Education, Inc. (a)	11,500	344,770
Apollo Education Group, Inc. (a)	11,100	210,012
Electro Rent Corp.	43,000	487,620
FTI Consulting, Inc. (a)	14,500	543,170
Hillenbrand, Inc.	8,530	263,321

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McGrath RentCorp	36,600	$1,204,506
Navigant Consulting, Inc. (a)	38,400	497,664

		5,187,381

Foods — 1.8%
Pinnacle Foods, Inc.	12,400	506,044
Post Holdings, Inc. (a)	12,000	562,080
SpartanNash Co.	27,100	855,276

		1,923,400

Health Care – Products — 3.6%
Atrion Corp.	1,900	656,469
Halyard Health, Inc. (a)	20,400	1,003,680
Quidel Corp. (a)	20,500	553,090
West Pharmaceutical Services, Inc.	27,400	1,649,754

		3,862,993

Health Care – Services — 2.3%
The Ensign Group, Inc.	4,800	224,928
National Healthcare Corp.	13,200	840,972
Select Medical Holdings Corp.	26,600	394,478
Triple-S Management Corp. Class B (a)	18,400	365,792
WellCare Health Plans, Inc. (a)	7,400	676,804

		2,502,974

Household Products — 0.5%
CSS Industries, Inc.	18,100	545,715

		14,700,067

Diversified — 0.5%
Holding Company – Diversified — 0.5%
National Bank Holdings Corp. Class A	31,200	586,872

Energy — 2.7%
Oil & Gas — 1.8%
Atwood Oceanics, Inc.	12,600	354,186
Clayton Williams Energy, Inc. (a) (b)	7,400	374,662
Matador Resources Co. (a)	23,300	510,736
PDC Energy, Inc. (a)	9,100	491,764
Rosetta Resources, Inc. (a)	14,400	245,088

		1,976,436

Oil & Gas Services — 0.9%
CARBO Ceramics, Inc. (b)	9,300	283,743
Tesco Corp.	30,100	342,237
TETRA Technologies, Inc. (a)	43,700	270,066

		896,046

		2,872,482

Financial — 23.8%
Banks — 9.5%
BBCN Bancorp, Inc.	32,200	465,934
Columbia Banking System, Inc.	25,500	738,735
East West Bancorp, Inc.	43,926	1,777,246
Glacier Bancorp, Inc.	38,700	973,305

	Number of Shares	Value
Home Bancshares, Inc.	58,575	$1,985,107
Sandy Spring Bancorp, Inc.	24,050	630,832
Signature Bank (a)	7,300	945,934
SVB Financial Group (a)	12,700	1,613,408
Wintrust Financial Corp.	23,400	1,115,712

		10,246,213

Diversified Financial — 0.9%
Janus Capital Group, Inc.	26,100	448,659
JMP Group LLC	21,900	183,522
Piper Jaffray Cos., Inc. (a)	7,100	372,466

		1,004,647

Insurance — 5.0%
Assured Guaranty Ltd.	18,382	485,101
Employers Holdings, Inc.	27,900	753,021
Enstar Group Ltd. (a)	1,170	165,976
Meadowbrook Insurance Group, Inc.	61,900	526,150
National Interstate Corp.	21,400	600,912
ProAssurance Corp.	40,900	1,877,719
Radian Group, Inc. (b)	42,300	710,217
Safety Insurance Group, Inc.	3,700	221,075
State Auto Financial Corp. Class A	3,500	85,015

		5,425,186

Real Estate — 0.2%
Forestar Real Esate Group, Inc. (a)	16,400	258,628

Real Estate Investment Trusts (REITS) — 7.9%
Acadia Realty Trust	28,700	1,001,056
Associated Estates Realty Corp.	21,700	535,556
Catchmark Timber Trust, Inc. Class A	19,710	231,001
CBL & Associates Properties, Inc.	39,600	784,080
Cedar Realty Trust, Inc.	62,000	464,380
Corporate Office Properties Trust	9,500	279,110
Douglas Emmett, Inc.	3,800	113,278
First Potomac Realty Trust	48,600	577,854
Home Properties, Inc.	7,800	540,462
Kilroy Realty Corp.	11,500	875,955
LaSalle Hotel Properties	26,850	1,043,391
PS Business Parks, Inc.	4,300	357,072
Saul Centers, Inc.	11,100	634,920
Strategic Hotels & Resorts, Inc. (a)	39,900	495,957
Washington Real Estate Investment Trust	20,700	571,941

		8,506,013

Savings & Loans — 0.3%
WSFS Financial Corp.	4,000	302,520

		25,743,207

Industrial — 25.3%
Aerospace & Defense — 0.8%
Cubic Corp.	5,300	274,381
Kaman Corp.	15,000	636,450

		910,831

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 2.7%
Comfort Systems USA, Inc.	31,000	$652,240
Drew Industries, Inc.	16,500	1,015,410
Gibraltar Industries, Inc. (a)	35,300	579,273
Universal Forest Products, Inc.	12,700	704,596

		2,951,519

Electrical Components & Equipment — 3.2%
Advanced Energy Industries, Inc. (a)	25,300	649,198
Belden, Inc.	16,500	1,543,740
Littelfuse, Inc.	13,300	1,321,887

		3,514,825

Electronics — 3.1%
Analogic Corp.	6,900	627,210
Badger Meter, Inc.	5,100	305,694
Brady Corp. Class A	9,400	265,926
Electro Scientific Industries, Inc.	41,500	256,470
Fabrinet (a)	29,700	564,003
Methode Electronics, Inc.	11,400	536,256
Newport Corp. (a)	19,100	364,046
Woodward, Inc.	8,730	445,317

		3,364,922

Engineering & Construction — 0.5%
Aegion Corp. (a)	29,400	530,670

Environmental Controls — 1.5%
MSA Safety, Inc.	15,600	778,128
US Ecology, Inc.	16,100	804,517

		1,582,645

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	17,100	652,194

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	10,600	454,528

Machinery – Diversified — 0.8%
Nordson Corp.	10,800	846,072

Manufacturing — 3.8%
AptarGroup, Inc.	21,900	1,391,088
ESCO Technologies, Inc.	22,700	884,846
Matthews International Corp. Class A	22,100	1,138,371
Myers Industries, Inc.	37,700	660,881

		4,075,186

Metal Fabricate & Hardware — 1.4%
Circor International, Inc.	12,400	678,280
RBC Bearings, Inc.	5,200	398,008
Sun Hydraulics Corp.	11,200	463,232

		1,539,520

Transportation — 6.5%
Bristow Group, Inc.	5,400	294,030
GasLog Ltd. (b)	12,700	246,634
Genesee & Wyoming, Inc. Class A (a)	20,350	1,962,554

	Number of Shares	Value
Hub Group, Inc. Class A (a)	12,900	$506,841
Kirby Corp. (a)	10,350	776,768
Landstar System, Inc.	24,600	1,630,980
Teekay Tankers Ltd. Class A (b)	97,100	557,354
Universal Truckload Services, Inc.	19,900	501,082
UTI Worldwide, Inc. (a)	32,100	394,830
YRC Worldwide, Inc. (a)	7,500	134,700

		7,005,773

		27,428,685

Technology — 4.0%
Semiconductors — 2.1%
Brooks Automation, Inc.	30,500	354,715
Cabot Microelectronics Corp. (a)	19,600	979,412
Entegris, Inc. (a)	20,500	280,645
Intersil Corp. Class A	13,200	189,024
Teradyne, Inc.	27,600	520,260

		2,324,056

Software — 1.9%
Progress Software Corp. (a)	23,900	649,363
SYNNEX Corp.	17,800	1,375,050

		2,024,413

		4,348,469

Utilities — 4.8%
Electric — 3.1%
Black Hills Corp.	10,700	539,708
Cleco Corp.	17,450	951,374
El Paso Electric Co.	20,400	788,256
NorthWestern Corp.	16,900	909,051
Portland General Electric Co.	3,400	126,106

		3,314,495

Gas — 1.7%
ONE Gas, Inc.	5,100	220,473
PNM Resources, Inc.	22,900	668,680
Southwest Gas Corp.	15,300	890,001
Vectren Corp.	2,400	105,936

		1,885,090

		5,199,585

TOTAL COMMON STOCK (Cost $75,631,978)		104,693,707

TOTAL EQUITIES (Cost $75,631,978)		104,693,707

MUTUAL FUNDS — 4.4%
Diversified Financial — 4.4%
iShares Russell 2000 Value Index Fund (b)	6,200	639,902
State Street Navigator Securities Lending Prime Portfolio (c)	4,065,449	4,065,449

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Reserve Investment Fund	1,002	$1,002

		4,706,353

TOTAL MUTUAL FUNDS (Cost $4,593,507)		4,706,353

TOTAL LONG-TERM INVESTMENTS (Cost $80,225,485)		109,400,060

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$2,802,556	2,802,556

TOTAL SHORT-TERM INVESTMENTS (Cost $2,802,556)		2,802,556

TOTAL INVESTMENTS — 103.6% (Cost $83,028,041) (e)		112,202,616

Other Assets/(Liabilities) — (3.6)%		(3,868,486)

NET ASSETS — 100.0%		$108,334,130

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $3,942,130 or 3.64% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,802,557. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,859,620.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 2.6%
Chemicals — 1.8%
A. Schulman, Inc.	67,940	$3,274,708
Huntsman Corp.	59,460	1,318,228

		4,592,936

Iron & Steel — 0.8%
Steel Dynamics, Inc.	97,709	1,963,951

		6,556,887

Communications — 4.3%
Internet — 1.1%
CDW Corp.	74,220	2,763,953

Telecommunications — 3.2%
Amdocs Ltd.	60,058	3,267,155
Finisar Corp. (a)	89,710	1,914,411
Harris Corp.	35,480	2,794,405

		7,975,971

		10,739,924

Consumer, Cyclical — 21.3%
Apparel — 0.8%
Crocs, Inc. (a)	159,590	1,884,758

Auto Manufacturers — 1.2%
Oshkosh Corp.	61,480	2,999,609

Automotive & Parts — 3.4%
Dana Holding Corp.	98,753	2,089,613
Lear Corp.	27,146	3,008,320
Tenneco, Inc. (a)	58,791	3,375,779

		8,473,712

Distribution & Wholesale — 1.2%
WESCO International, Inc. (a)	43,400	3,033,226

Home Builders — 3.5%
Meritage Home Corp. (a)	68,380	3,326,003
PulteGroup, Inc.	91,120	2,025,598
Thor Industries, Inc.	51,040	3,226,238

		8,577,839

Retail — 11.2%
Big Lots, Inc.	76,900	3,693,507
Bloomin’ Brands, Inc.	146,550	3,565,562
Brown Shoe Co., Inc.	74,880	2,456,064
The Children’s Place Retail Store, Inc.	55,894	3,587,836
Dillard’s, Inc. Class A	21,690	2,960,902
GameStop Corp. Class A	70,253	2,666,804
Insight Enterprises, Inc. (a)	98,770	2,816,920
Office Depot, Inc. (a)	401,967	3,698,096
Pier 1 Imports, Inc.	157,120	2,196,538

		27,642,229

		52,611,373

	Number of Shares	Value
Consumer, Non-cyclical — 10.4%
Commercial Services — 2.8%
Booz Allen Hamilton Holding Corp.	119,740	$3,465,276
Genpact Ltd. (a)	105,117	2,443,970
Korn/Ferry International	27,968	919,308

		6,828,554

Foods — 2.4%
Dean Foods Co.	209,124	3,456,820
Ingredion, Inc.	32,530	2,531,484

		5,988,304

Health Care – Services — 3.5%
LifePoint Hospitals, Inc. (a)	39,180	2,877,771
Molina Healthcare, Inc. (a)	33,000	2,220,570
WellCare Health Plans, Inc. (a)	39,750	3,635,535

		8,733,876

Household Products — 1.7%
Avery Dennison Corp.	38,655	2,045,236
Helen of Troy Ltd. (a)	24,610	2,005,469

		4,050,705

		25,601,439

Energy — 2.5%
Oil & Gas — 2.5%
Bill Barrett Corp. (a)	133,546	1,108,432
Rosetta Resources, Inc. (a)	121,610	2,069,802
SM Energy Co.	58,090	3,002,091

		6,180,325

		6,180,325

Financial — 28.1%
Banks — 8.4%
Associated Banc-Corp.	95,217	1,771,036
Comerica, Inc.	52,205	2,356,012
Huntington Bancshares, Inc.	302,235	3,339,697
Popular, Inc. (a)	88,039	3,027,661
Susquehanna Bancshares, Inc.	179,958	2,467,224
Synovus Financial Corp.	72,680	2,035,767
Webster Financial Corp.	61,390	2,274,499
Zions Bancorp	125,425	3,386,475

		20,658,371

Diversified Financial — 2.4%
E*TRADE Financial Corp. (a)	103,694	2,960,982
SLM Corp.	322,521	2,992,995

		5,953,977

Insurance — 9.6%
American Financial Group, Inc.	57,210	3,670,021
Aspen Insurance Holdings Ltd.	73,550	3,473,767
CNO Financial Group, Inc.	215,820	3,716,420
Essent Group Ltd. (a)	115,790	2,768,539

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hanover Insurance Group, Inc.	47,150	$3,422,147
StanCorp Financial Group, Inc.	53,490	3,669,414
Validus Holdings Ltd.	69,480	2,925,108

		23,645,416

Real Estate Investment Trusts (REITS) — 7.0%
DDR Corp.	124,720	2,322,286
DiamondRock Hospitality Co.	211,368	2,986,630
LTC Properties, Inc.	70,010	3,220,460
Medical Properties Trust, Inc.	197,580	2,912,329
Mid-America Apartment Communities, Inc.	26,840	2,073,927
Parkway Properties, Inc.	117,956	2,046,537
STAG Industrial, Inc.	73,840	1,736,717

		17,298,886

Savings & Loans — 0.7%
First Niagara Financial Group, Inc.	202,958	1,794,149

		69,350,799

Industrial — 17.4%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc. Class A (a)	64,550	3,370,155

Electrical Components & Equipment — 0.6%
General Cable Corp.	83,501	1,438,722

Electronics — 5.9%
Arrow Electronics, Inc. (a)	51,303	3,137,179
Avnet, Inc.	83,920	3,734,440
Keysight Technologies, Inc. (a)	69,140	2,568,551
TTM Technologies, Inc. (a)	199,297	1,795,666
Vishay Intertechnology, Inc.	241,776	3,341,344

		14,577,180

Engineering & Construction — 3.6%
AECOM (a)	71,553	2,205,264
EMCOR Group, Inc.	41,720	1,938,728
Granite Construction, Inc.	66,455	2,335,229
Tutor Perini Corp. (a)	104,967	2,450,979

		8,930,200

Hand & Machine Tools — 1.3%
Regal-Beloit Corp.	39,890	3,188,009

Machinery – Construction & Mining — 0.8%
Terex Corp.	72,680	1,932,561

Manufacturing — 1.0%
ITT Corp.	62,990	2,513,931

Packaging & Containers — 0.8%
Graphic Packaging Holding Co.	142,650	2,074,131

Transportation — 2.1%
Con-way, Inc.	49,210	2,171,637
Ryder System, Inc.	30,970	2,938,744

		5,110,381

		43,135,270

	Number of Shares	Value
Technology — 7.4%
Computers — 2.4%
Brocade Communications Systems, Inc.	205,580	$2,439,207
NCR Corp. (a)	118,830	3,506,673

		5,945,880

Semiconductors — 4.0%
Advanced Micro Devices, Inc. (a)	314,070	841,708
Fairchild Semiconductor International, Inc. (a)	203,360	3,697,085
Lam Research Corp.	41,245	2,896,842
Teradyne, Inc.	126,880	2,391,688

		9,827,323

Software — 1.0%
Electronic Arts, Inc. (a)	42,760	2,514,930

		18,288,133

Utilities — 5.3%
Electric — 1.3%
Westar Energy, Inc.	82,740	3,207,003

Gas — 4.0%
PNM Resources, Inc.	121,453	3,546,428
Southwest Gas Corp.	54,750	3,184,807
UGI Corp.	96,205	3,135,321

		9,866,556

		13,073,559

TOTAL COMMON STOCK (Cost $214,054,083)		245,537,709

TOTAL EQUITIES (Cost $214,054,083)		245,537,709

TOTAL LONG-TERM INVESTMENTS (Cost $214,054,083)		245,537,709

TOTAL INVESTMENTS — 99.3% (Cost $214,054,083) (b)		245,537,709

Other Assets/(Liabilities) — 0.7%		1,644,541

NET ASSETS — 100.0%		$247,182,250

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 109.0%

BANK LOANS — 0.2%
Diversified Financial — 0.2%
Delos Finance SARL, Term Loan B 3.500% 3/06/21	$840,000	$840,840

TOTAL BANK LOANS (Cost $835,842)		840,840

CORPORATE DEBT — 21.0%
Airlines — 0.7%
Continental Airlines Pass Through Trust 7.250% 5/10/21	2,021,841	2,340,280
Northwest Airlines Pass Through Trust 7.041% 10/01/23	397,287	466,813

		2,807,093

Auto Manufacturers — 0.3%
General Motors Financial Co., Inc. 2.750% 5/15/16	750,000	758,370
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	526,600

		1,284,970

Banks — 4.1%
Bank of America Corp. FRN 0.551% 6/15/16	2,500,000	2,490,654
Citigroup, Inc. FRN 1.216% 7/25/16	2,800,000	2,814,837
Credit Suisse FRN 0.943% 1/29/18	1,750,000	1,755,807
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,230,717
JP Morgan Chase & Co. FRN 0.806% 4/25/18	700,000	699,351
Morgan Stanley FRN 1.536% 4/25/18	1,000,000	1,015,912
Royal Bank of Scotland Group PLC 2.550% 9/18/15	1,500,000	1,510,943
Wells Fargo & Co. FRN 0.562% 6/02/17	5,500,000	5,499,615

		17,017,836

Commercial Services — 0.3%
Catholic Health Initiatives 2.950% 11/01/22	500,000	497,332
Catholic Health Initiatives 4.350% 11/01/42	750,000	751,351

		1,248,683

Diversified Financial — 6.6%
American Honda Finance Corp. FRN 0.260% 6/04/15	2,400,000	2,399,906

	Principal Amount	Value
Capital One Bank USA NA 2.250% 2/13/19	$1,000,000	$1,005,294
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	695,373
Ford Motor Credit Co. LLC FRN 0.706% 11/08/16	1,400,000	1,394,204
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,020,917
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	200,369
General Electric Capital Corp. 5.875% 1/14/38	850,000	1,098,984
The Goldman Sachs Group, Inc. 3.500% 1/23/25	500,000	508,777
The Goldman Sachs Group, Inc. 5.950% 1/18/18	1,750,000	1,948,578
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,122,500
JP Morgan Chase & Co. FRN 0.777% 2/15/17	2,700,000	2,703,378
JP Morgan Chase & Co. 5.875% 6/13/16	3,100,000	3,272,837
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,600,000	1,886,158
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	5,032,975
Morgan Stanley 2.375% 7/23/19	500,000	503,731
Morgan Stanley 5.450% 1/09/17	1,000,000	1,069,732
Navient LLC 8.450% 6/15/18	1,500,000	1,665,000

		27,528,713

Electric — 2.3%
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,500,000	1,779,784
Entergy Corp. 3.625% 9/15/15	100,000	101,159
Florida Power & Light Co. 3.800% 12/15/42	1,200,000	1,250,762
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	1,690,000	1,766,050
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	872,874
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	521,798
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,672,706
Southern California Edison Co. 3.600% 2/01/45	700,000	702,729
Southwestern Electric Power Co. 6.200% 3/15/40	800,000	1,064,116

		9,731,978

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.9%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	$1,095,000	$1,415,748
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,194,807
Southern California Gas Co. 3.750% 9/15/42	1,000,000	1,031,605

		3,642,160

Health Care – Services — 0.2%
The New York and Presbyterian Hospital 4.024% 8/01/45	850,000	857,517

Insurance — 0.3%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	545,825
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	825,937

		1,371,762

Manufacturing — 0.3%
General Electric Co. 4.500% 3/11/44	1,000,000	1,122,507

Oil & Gas — 0.1%
Exxon Mobil Corp. 3.567% 3/06/45	400,000	414,752
Noble Energy, Inc. 5.250% 11/15/43	140,000	146,309

		561,061

Pharmaceuticals — 0.2%
Actavis Funding SCS 4.750% 3/15/45	600,000	637,714

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	1,000,000	1,045,081
Energy Transfer Partners LP 3.600% 2/01/23	1,250,000	1,238,247
Energy Transfer Partners LP 5.150% 3/15/45	400,000	402,506
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	700,000	731,570
Spectra Energy Partners LP 4.500% 3/15/45	800,000	812,002

		4,229,406

Real Estate Investment Trusts (REITS) — 0.7%
HCP, Inc. 3.400% 2/01/25	1,000,000	975,503
HCP, Inc. 3.875% 8/15/24	500,000	508,101
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,506,126

		2,989,730

	Principal Amount	Value
Retail — 0.1%
Wal-Mart Stores, Inc. 4.000% 4/11/43	$400,000	$424,296

Savings & Loans — 0.2%
Nationwide Building Society (a) 2.350% 1/21/20	1,000,000	1,006,388

Software — 0.1%
Microsoft Corp. 3.750% 2/12/45	635,000	637,419

Telecommunications — 2.5%
BellSouth Corp. (a) 4.182% 4/26/21	3,900,000	3,908,042
Verizon Communications, Inc. 0.700% 11/02/15	3,800,000	3,800,152
Verizon Communications, Inc. FRN 1.801% 9/15/16	1,000,000	1,016,116
Verizon Communications, Inc. FRN 2.021% 9/14/18	200,000	208,606
Verizon Communications, Inc. 2.500% 9/15/16	1,509,000	1,541,114

		10,474,030

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	525,000	546,127

TOTAL CORPORATE DEBT (Cost $87,068,545)		88,119,390

MUNICIPAL OBLIGATIONS — 1.3%
City of New York NY 5.206% 10/01/31	750,000	885,638
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,429,440
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,354,752
New York State Dormitory Authority 5.289% 3/15/33	750,000	898,320
State of California BAB 5.700% 11/01/21	500,000	591,015

		5,159,165

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,335,149)		5,159,165

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.2%
Automobile ABS — 1.6%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	2,834,567	2,834,134

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Auto Lease Trust, Series 2014-A, Class A2B FRN 0.335% 9/15/16	$1,418,180	$1,418,239
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2B FRN 0.455% 8/15/17	2,722,112	2,722,226

		6,974,599

Commercial MBS — 4.8%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.678% 2/24/51	860,313	897,561
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.656% 6/11/40	147,928	149,534
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2 (a) 3.759% 4/15/44	1,737,471	1,772,498
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class A1A 5.297% 12/15/39	2,344,223	2,468,679
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A1A 5.460% 9/15/39	1,359,111	1,420,170
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,946,020	1,955,166
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	1,463,744	1,496,430
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2 (a) 3.616% 11/15/43	1,200,000	1,261,488
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class ASB (a) 3.734% 7/15/46	1,275,000	1,347,277
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A3 (a) 4.106% 7/15/46	1,945,000	2,083,944
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	401,304	411,402
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1 (a) 3.853% 6/15/43	193,605	193,853

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.156% 2/15/31	$1,927,854	$1,948,170
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM VRN 5.107% 7/12/38	1,110,000	1,117,662
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	553,079
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4 VRN (a) 4.902% 6/15/44	800,000	915,310

		19,992,223

Home Equity ABS — 2.0%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.583% 12/25/35	2,000,000	1,905,516
GSAA Home Equity Trust, Series 2006-20, Class 1A2 FRN 0.354% 12/25/46	1,300,294	731,444
New Century Home Equity Loan Trust, Series 2005-2, Class M1 FRN 0.604% 6/25/35	1,931,592	1,904,338
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.334% 11/25/36	2,134,261	1,803,557
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.874% 10/25/34	2,225,666	2,045,999

		8,390,854

Other ABS — 3.6%
A Voce CLO Ltd., Series 2014-1A, Class A1B FRN (a) 1.713% 7/15/26	1,180,000	1,175,685
Betony CLO Ltd., Series 2015-1A, Class A FRN (a) 1.772% 4/15/27	1,060,000	1,059,454
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.733% 1/15/26	950,000	947,680
Cedar Funding CLO Ltd., Series 2014-3A, Class A1 FRN (a) 1.791% 5/20/26	1,175,000	1,171,377
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3 VRN 5.689% 10/25/46	2,537,865	2,203,677
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2 FRN 0.644% 7/25/35	1,006,274	948,518
Flagship CLO Ltd., Series 2013-7A, Class A1 FRN (a) 1.727% 1/20/26	1,000,000	996,695

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.512% 5/21/21	$337,880	$334,225
Magnetite CLO Ltd., Series 2014-8A, Class A FRN (a) 1.733% 4/15/26	995,000	995,059
Magnetite CLO Ltd., Series 2015-12A, Class A FRN (a) 1.817% 4/15/27	1,060,000	1,060,320
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.654% 2/25/35	2,171,297	2,134,011
Saxon Asset Securities Trust, Series 2005-1, Class M1 FRN 0.863% 5/25/35	1,208,624	1,138,197
Voya CLO Ltd., Series 2015-1A, Class A1 FRN (a) (b) (c) 1.742% 4/18/27	1,020,000	1,018,957

		15,183,855

Student Loans ABS — 6.9%
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4 FRN 0.473% 3/28/35	1,500,000	1,376,120
Nelnet Student Loan Trust, Series 2015-1A, Class A FRN (a) 0.763% 4/25/41	2,100,000	2,100,088
Nelnet Student Loan Trust, Series 2008-4, Class A4 FRN 1.736% 4/25/24	2,050,000	2,109,552
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A FRN (a) 0.924% 11/25/42	2,038,803	2,043,398
SLC Student Loan Trust, Series 2005-2, Class B FRN 0.551% 3/15/40	463,261	408,614
SLM Student Loan Trust, Series 2007-1, Class A5 FRN 0.346% 1/26/26	2,140,000	2,099,610
SLM Student Loan Trust, Series 2005-4, Class A3 FRN 0.376% 1/25/27	2,170,000	2,135,182
SLM Student Loan Trust, Series 2005-4, Class B FRN 0.436% 7/25/40	242,670	216,105
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.556% 1/25/41	235,477	210,208
SLM Student Loan Trust, Series 2012-1, Class A2 FRN 0.624% 11/25/20	1,860,007	1,863,059

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-6, Class A4 FRN 0.636% 10/25/24	$2,120,000	$2,107,904
SLM Student Loan Trust, Series 2011-1, Class A1 FRN 0.694% 3/25/26	1,856,595	1,861,071
SLM Student Loan Trust, Series 2012-3, Class A FRN 0.824% 12/26/25	2,072,372	2,090,553
SLM Student Loan Trust, Series 2012-2, Class A FRN 0.874% 1/25/29	1,968,474	1,980,225
SLM Student Loan Trust, Series 2008-6, Class A3 FRN 1.006% 1/25/19	2,060,000	2,070,950
SLM Student Loan Trust, Series 2007-6, Class B FRN 1.106% 4/27/43	666,917	610,235
SLM Student Loan Trust, Series 2007-8, Class B FRN 1.256% 4/27/43	229,206	213,359
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.756% 4/25/23	1,937,574	1,985,366
SLM Student Loan Trust, Series 2008-5, Class B FRN 2.106% 7/25/29	700,000	700,954
SLM Student Loan Trust, Series 2008-9, Class B FRN 2.506% 10/25/29	680,000	711,465

		28,894,018

WL Collateral CMO — 8.3%
Banc of America Funding Ltd., Series 2012-R5, Class A FRN (a) 0.431% 10/03/39	926,057	913,820
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.565% 9/25/36	69,864	62,742
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4 FRN 2.464% 3/25/37	1,167,120	1,053,914
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.510% 10/25/35	1,807,616	1,792,806
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1 FRN 2.612% 11/25/35	2,336,448	2,189,309
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.670% 9/25/35	434,336	438,462

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac CMB Trust, Series 2005-1, Class 1A1 FRN 0.694% 4/25/35	$2,217,821	$2,016,000
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3 FRN 0.444% 10/25/36	3,070,539	1,958,425
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1 FRN 4.649% 10/25/35	2,248,083	1,912,098
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.694% 1/25/36	392,197	358,076
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A FRN (a) 0.961% 11/26/46	2,126,590	2,037,530
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.744% 2/25/35	3,200,000	2,864,245
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1 FRN (a) 0.368% 5/26/47	1,766,986	1,703,542
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.454% 12/25/35	997,742	889,261
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A VRN (a) 1.570% 12/25/59	1,803,358	1,797,361
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.464% 10/25/45	1,810,945	1,689,725
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21 FRN 0.504% 1/25/45	1,762,130	1,662,359
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A FRN 0.938% 7/25/47	2,302,911	1,948,968
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A FRN 1.098% 5/25/46	2,669,659	2,016,808
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	2,290,407	2,068,661
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1 FRN 2.599% 4/25/36	2,237,517	2,122,354

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.615% 1/25/35	$786,375	$788,542
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.624% 7/25/36	488,688	472,652

		34,757,660

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $113,866,225)		114,193,209

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.7%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates
Series KF03, Class A FRN 0.511% 1/25/21	1,974,073	1,973,061
Series KSCT, Class A2 4.285% 1/25/20	570,000	633,723
Federal National Mortgage Association, Series 2011-M4, Class A2 3.726% 6/25/21	1,795,000	1,966,310

		4,573,094

Pass-Through Securities — 27.6%
Federal Home Loan Mortgage Corp.
Pool #U99114 3.500% 2/01/44	2,271,158	2,400,596
Pool #G07848 3.500% 4/01/44	3,951,155	4,180,045
Pool #G07924 3.500% 1/01/45	4,023,796	4,240,547
Pool #G08623 3.500% 1/01/45	2,925,902	3,068,883
Pool #G08627 3.500% 2/01/45	4,047,280	4,245,059
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	503,003
Pool #AM0992 2.340% 11/01/22	820,000	822,674
Pool #AL3382 2.354% 3/01/23	2,021,190	2,044,168
Pool #AM1402 2.420% 11/01/22	945,000	954,727
Pool #AM0827 2.600% 11/01/22	1,035,409	1,063,158

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AM2808 2.700% 3/01/23	$375,000	$385,280
Pool #AM7009 2.950% 11/01/24	1,025,000	1,066,747
Pool #AB4262 3.500% 1/01/32	1,364,922	1,446,551
Pool #MA1512 3.500% 7/01/33	592,853	627,938
Pool #MA1148 3.500% 8/01/42	3,711,788	3,932,611
Pool #469621 3.650% 11/01/21	1,651,197	1,786,302
Pool #466960 3.890% 12/01/20	1,180,726	1,286,585
Pool #466919 3.930% 1/01/21	1,514,491	1,653,824
Pool #468551 3.980% 7/01/21	1,230,000	1,351,798
Pool #AM4367 4.120% 9/01/23	1,253,049	1,393,839
Pool #931504 4.500% 7/01/39	185,238	205,405
Pool #AC1095 4.500% 7/01/39	352,818	386,267
Pool #986268 5.000% 7/01/38	2,194	2,441
Pool #AB0057 5.000% 4/01/39	2,065,996	2,298,097
Pool #AD6374 5.000% 5/01/40	76,712	85,402
Pool #AE6338 5.000% 11/01/40	88,477	98,555
Pool #AI2733 5.000% 5/01/41	615,758	686,474
Pool #190354 5.500% 12/01/34	462,876	523,718
Pool #808048 5.500% 2/01/35	562,867	636,854
Pool #814079 5.500% 2/01/35	21,967	24,854
Pool #819566 5.500% 4/01/35	589,238	666,138
Pool #843055 5.500% 9/01/35	129,655	146,576
Pool #829125 5.500% 10/01/35	55,625	62,980
Pool #846520 5.500% 12/01/35	73,901	83,488
Pool #888822 5.500% 3/01/36	129,994	146,857
Pool #884863 5.500% 4/01/36	521,730	589,005
Pool #891588 5.500% 5/01/36	184,800	208,629

	Principal Amount	Value
Pool #888173 5.500% 11/01/36	$623,120	$703,955
Pool #871117 5.500% 12/01/36	26,003	29,291
Pool #889584 5.500% 1/01/37	26,007	29,401
Pool #888129 5.500% 2/01/37	1,195,488	1,346,651
Pool #912544 5.500% 2/01/37	77,018	86,757
Pool #889633 5.500% 8/01/37	571,741	646,357
Pool #929451 5.500% 5/01/38	26,852	30,214
Pool #977014 5.500% 5/01/38	86,313	97,632
Pool #985524 5.500% 6/01/38	74,056	83,282
Pool #988578 5.500% 8/01/38	596,484	673,398
Pool #889982 5.500% 11/01/38	24,787	27,898
Pool #995482 5.500% 1/01/39	381,344	431,351
Pool #AL4296 5.500% 7/01/41	180,992	204,104
Pool #866958 6.000% 2/01/36	324,392	371,255
Pool #878478 6.000% 2/01/36	180,385	207,246
Pool #937875 6.000% 7/01/37	120,205	137,795
Pool #956029 6.000% 12/01/37	125,188	143,022
Pool #889706 6.000% 6/01/38	138,207	157,865
Pool #AE0825 6.000% 10/01/39	594,093	678,673
Pool #AE0061 6.000% 2/01/40	1,446,224	1,646,295
Pool #AL0152 6.000% 6/01/40	145,827	166,614
Federal National Mortgage Association TBA
Pool #299 2.500% 10/01/27 (b)	2,000,000	2,054,219
Pool #5650 3.000% 11/01/27 (b)	1,000,000	1,048,281
Pool #6237 3.000% 10/01/42 (b)	2,020,000	2,065,450
Pool #6985 3.000% 10/01/42 (b)	15,080,000	15,382,778
Pool #4555 3.500% 10/01/26 (b)	1,000,000	1,060,781
Pool #1058 3.500% 10/01/42 (b)	9,095,000	9,554,724

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #3649 3.500% 10/01/42 (b)	$5,025,000	$5,266,239
Pool #11192 4.000% 5/01/42 (b)	6,930,000	7,410,228
Pool #19687 4.500% 4/01/40 (b)	3,250,000	3,536,406
Government National Mortgage Association
Pool #688041 5.000% 11/15/38	170,332	190,919
Pool #487816 5.000% 3/15/39	204,416	229,249
Pool #716783 5.000% 4/15/39	2,105,776	2,362,911
Pool #723541 5.000% 12/15/39	290,082	324,484
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/43 (b)	2,655,000	2,734,857
Pool #304 3.500% 3/01/43 (b)	5,025,000	5,288,812
Pool #2543 3.500% 3/01/43 (b)	995,000	1,044,750
Pool #1235 4.000% 1/01/43 (b)	1,975,000	2,103,992
Pool #1019 4.500% 1/01/41 (b)	1,000,000	1,086,406

		115,950,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $119,294,117)		120,523,711

U.S. TREASURY OBLIGATIONS — 30.6%
U.S. Treasury Bonds & Notes — 30.6%
U.S. Treasury Bond 2.500% 2/15/45	10,175,000	10,083,783
U.S. Treasury Inflation Index 0.125% 7/15/24	3,209,144	3,207,889
U.S. Treasury Inflation Index 0.250% 1/15/25	5,816,655	5,856,645
U.S. Treasury Inflation Index 0.750% 2/15/45	3,841,135	3,905,955
U.S. Treasury Inflation Index 1.375% 2/15/44	4,718,786	5,546,418
U.S. Treasury Inflation Index 2.000% 1/15/26	824,376	976,950
U.S. Treasury Inflation Index 2.375% 1/15/25	5,828,188	7,063,945
U.S. Treasury Inflation Index 2.500% 1/15/29	2,721,750	3,476,611
U.S. Treasury Inflation Index 3.875% 4/15/29	284,370	417,646

	Principal Amount	Value
U.S. Treasury Note 0.500% 1/31/17	$15,745,000	$15,741,925
U.S. Treasury Note 0.500% 2/28/17	10,580,000	10,572,199
U.S. Treasury Note 0.500% 3/31/17	6,350,000	6,342,807
U.S. Treasury Note 0.625% 12/31/16	2,755,000	2,761,349
U.S. Treasury Note 0.750% 12/31/17	100,000	99,790
U.S. Treasury Note 0.875% 11/15/17	16,500,000	16,540,928
U.S. Treasury Note 1.375% 3/31/20	14,655,000	14,655,000
U.S. Treasury Note 2.000% 2/15/25	7,830,000	7,876,491
U.S. Treasury Note 2.125% 9/30/21	12,895,000	13,260,568

		128,386,899

TOTAL U.S. TREASURY OBLIGATIONS (Cost $127,587,465)		128,386,899

TOTAL BONDS & NOTES (Cost $452,987,343)		457,223,214

TOTAL LONG-TERM INVESTMENTS (Cost $452,987,343)		457,223,214

SHORT-TERM INVESTMENTS — 6.4%
Discount Notes — 1.4%
Federal Home Loan Bank Discount Notes 0.010% 4/22/15	5,985,000	5,984,861

Repurchase Agreement — 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	21,094,550	21,094,550

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	34,221	34,221

TOTAL SHORT-TERM INVESTMENTS (Cost $27,113,632)		27,113,632

TOTAL INVESTMENTS —115.4% (Cost $480,100,975) (e)		484,336,846

Other Assets/(Liabilities) — (15.4)%		(64,506,304)

NET ASSETS — 100.0%		$419,830,542

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $47,742,089 or 11.37% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $1,018,957 or 0.24% of net assets.
(d)	Maturity value of $21,094,556. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $21,520,338.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund, and Small/Mid Cap Value Fund characterized all investments at Level 1, as of March 31, 2015. The Fundamental Growth Fund, Large Cap Growth Fund, and Small Company Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2015, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$427,769,647	$6,061,242	*	$-	$433,830,889
Mutual Funds	1,001	-		-	1,001
Short-Term Investments	-	1,747,723		-	1,747,723

Total Investments	$427,770,648	$7,808,965		$-	$435,579,613

Equity Income Fund
Asset Investments
Common Stock	$490,896,241	$7,268,169	*	$-	$498,164,410
Rights	-	26,450		-	26,450
Mutual Funds	11,001,021	-		-	11,001,021
Short-Term Investments	-	10,456,708		-	10,456,708

Total Investments	$501,897,262	$17,751,327		$-	$519,648,589

Equity Index Fund
Asset Investments
Common Stock	$437,885,232	$-		$-	$437,885,232
Short-Term Investments	-	4,009,592		-	4,009,592

Total Investments	$437,885,232	$4,009,592		$-	$441,894,824

Liability Derivatives
Futures Contracts	$(25,129)	$-		$-	$(25,129)

Focused Equity Fund
Asset Investments
Common Stock	$143,905,690	$8,707,160		$-	$152,612,850
Short-Term Investments	-	11,419,243		-	11,419,243

Total Investments	$143,905,690	$20,126,403		$-	$164,032,093

Foreign Fund
Asset Investments
Common Stock	$38,277,044	$316,490,539	*	$-	$354,767,583
Mutual Funds	16,225,490	-		-	16,225,490
Short-Term Investments	-	21,624,478		-	21,624,478

Total Investments	$54,502,534	$338,115,017		$-	$392,617,551

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Fundamental Value Fund
Asset Investments
Common Stock	$217,081,359	$2,824,432	*	$-		$219,905,791
Short-Term Investments	-	5,546,599		-		5,546,599

Total Investments	$217,081,359	$8,371,031		$-		$225,452,390

Global Fund
Asset Investments
Common Stock	$151,630,844	$110,528,192	*	$-		$262,159,036
Mutual Funds	563,605	-		-		563,605
Short-Term Investments	-	2,847,216		-		2,847,216

Total Investments	$152,194,449	$113,375,408		$-		$265,569,857

Growth & Income Fund
Asset Investments
Common Stock	$129,324,343	$5,849,534	*	$-		$135,173,877
Preferred Stock	367,794	-		-		367,794
Short-Term Investments	-	1,965,166		-		1,965,166

Total Investments	$129,692,137	$7,814,700		$-		$137,506,837

Income & Growth Fund
Asset Investments
Common Stock	$228,939,367	$5,429,718	*	$-		$234,369,085
Short-Term Investments	-	9,852,845		-		9,852,845

Total Investments	$228,939,367	$15,282,563		$-		$244,221,930

International Equity Fund
Asset Investments
Common Stock	$6,616,621	$146,937,608	*	$-		$153,554,229
Mutual Funds	10,744,420	-		-		10,744,420
Short-Term Investments	-	5,433,374		-		5,433,374

Total Investments	$17,361,041	$152,370,982		$-		$169,732,023

Asset Derivatives
Forward Contracts	$-	$516,394		$-		$516,394

Liability Derivatives
Forward Contracts	$-	$(66,796)		$-		$(66,796)

Managed Volatility Fund
Asset Investments
Common Stock	$256,932,371	$-		$-		$256,932,371
Corporate Debt	-	-		-	+	-
Purchased Options	1,084,180	-		-		1,084,180
Short-Term Investments	-	12,070,339		-		12,070,339

Total Investments	$258,016,551	$12,070,339		$-		$270,086,890

Liability Description
Written Options	$(3,270,153)	$-		$-		$(3,270,153)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$422,981,692	$-		$1,216,929	$424,198,621
Preferred Stock	-	-		1,961,775	1,961,775
Mutual Funds	22,297,443	-		-	22,297,443
Short-Term Investments	-	20,429,409		-	20,429,409

Total Investments	$445,279,135	$20,429,409		$3,178,704	$468,887,248

Mid Cap Value Fund
Asset Investments
Common Stock	$462,318,668	$7,695,588	*	$-	$470,014,256
Mutual Funds	15,276,651	-		-	15,276,651
Short-Term Investments	-	10,351,129		-	10,351,129

Total Investments	$477,595,319	$18,046,717		$-	$495,642,036

Asset Derivatives
Forward Contracts	$-	$254,393		$-	$254,393

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$241,813,269	$1,715,574	*	$257,836	$243,786,679
Preferred Stock	-	-		1,849,623	1,849,623
Mutual Funds	26,569,753	-		-	26,569,753
Short-Term Investments	-	6,153,252		-	6,153,252

Total Investments	$268,383,022	$7,868,826		$2,107,459	$278,359,307

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$840,840		$-	$840,840
Corporate Debt	-	88,119,390		-	88,119,390
Municipal Obligations	-	5,159,165		-	5,159,165
Non-U.S. Government Agency Obligations	-	113,174,252		1,018,957	114,193,209
U.S. Government Agency Obligations and Instrumentalities	-	120,523,711		-	120,523,711
U.S. Treasury Obligations	-	128,386,899		-	128,386,899
Short-Term Investments	-	27,113,632		-	27,113,632

Total Investments	$-	$483,317,889		$1,018,957	$484,336,846

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
+	Represents security at $0 value as of March 31, 2015.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14		Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/15
Managed Volatility Fund
Corporate Debt	$-	**	$-		$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Fund
Common Stock	$1,216,929		$-		$-	$-	$-	$-	$-	$-	$1,216,929		$-
Preferred Stock	1,961,775		-		-	-	-	-	-	-	1,961,775		-

	$3,178,704		$-		$-	$-	$-	$-	$-	$-	$3,178,704		$-

Small Cap Growth Equity Fund
Common Stock	$240,155		$-	$		$17,681	$-	$-	$-	$-	$257,836		$17,681
Preferred Stock	3,653,969		-		209,397	(1,663,192)	265,710	(616,261)	-	-	1,849,623		(1,663,192)

	$3,894,124		$-		$209,397	$(1,645,511)	$265,710	$(616,261)	$-	$-	$2,107,459		$(1,645,511)

Total Return Bond Fund
Non U.S. Government Obligations	$-		$-		$-	$-	$1,018,957	$-	$-	$-	$1,018,957		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2014.
††	Represents security at $0 value as of March 31, 2015.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at March 31, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2015, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Income Fund	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A		A

Futures Contracts**
Substitution for Direct Investment		A

Options (Purchased)
Hedging/Risk Management				A

Options (Written)
Hedging/Risk Management				A
Income				A

Rights and Warrants
Result of a Corporate Action	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At March 31, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Equity Income Fund
Asset Derivatives
Rights	$26,450	$-	$26,450

Number of Contracts, Notional Amounts or Shares/Units†
Rights	163,993	-	163,993

Equity Index Fund
Liability Derivatives
Futures Contracts	$(25,129)	$-	$(25,129)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	43	-	43

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Total
International Equity Fund
Asset Derivatives
Forward Contracts	$-	$516,394	$516,394

Liability Derivatives
Forward Contracts	$-	$(66,796)	$(66,796)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$10,721,904	$10,721,904

Managed Volatility Fund
Asset Derivatives
Purchased Options	$1,084,180	$-	$1,084,180

Liability Derivatives
Written Options	$(3,270,153)	$-	$(3,270,153)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	1,240	-	1,240
Written Options	1,240	-	1,240

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$254,393	$254,393

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$19,610,628	$19,610,628

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for written options, purchased options, and rights at March 31, 2015.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contract to Buy
AUD	976,000	State Street Bank and Trust	06/17/15	$807,009	$(66,796)

Contracts to Deliver
AUD	2,205,000	State Street Bank and Trust	06/17/15	$1,970,961	$298,657
CHF	7,454,000	State Street Bank and Trust	09/16/15	7,943,934	217,737

				$9,914,895	$516,394

Mid Cap Value Fund
Contracts to Deliver
JPY	178,819,922	Credit Suisse International	04/30/15	$1,501,523	$9,976

CAD	14,337,456	JP Morgan Chase Bank	04/30/15	11,487,794	171,751

EUR	6,088,114	UBS AG	04/30/15	6,621,311	72,666

				$19,610,628	$254,393

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/19/15	43	$4,430,720	$(25,129)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

When a Fund writes a call option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Portfolio of Investments (Unaudited) (Continued)

Purchasing put options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at March 31, 2015:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	142	4/02/15	S&P 500 Index Call, Strike 2,050.00	$409,695	$313,820
	118	4/10/15	S&P 500 Index Call, Strike 2,050.00	295,439	371,228
	132	4/17/15	S&P 500 Index Call, Strike 2,000.00	809,600	1,005,840
	147	4/17/15	S&P 500 Index Call, Strike 2,075.00	822,832	274,155
	148	4/17/15	S&P 500 Index Call, Strike 2,090.00	463,218	164,280
	136	4/17/15	S&P 500 Index Call, Strike 2,100.00	570,860	105,536
	136	5/15/15	S&P 500 Index Call, Strike 2,075.00	870,060	455,872
	281	5/15/15	S&P 500 Index Call, Strike 2,100.00	1,045,387	579,422

				$5,287,091	$3,270,153

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended March 31, 2015, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2014	1,779	$7,831,873
Options written	4,977	17,405,651
Options terminated in closing purchase transactions	(5,379)	(19,753,305)
Options expired	(137)	(197,128)

Options outstanding at March 31, 2015	1,240	$5,287,091

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only

Notes to Portfolio of Investments (Unaudited) (Continued)

upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in

Notes to Portfolio of Investments (Unaudited) (Continued)

the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to

Notes to Portfolio of Investments (Unaudited) (Continued)

securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$111,939,872	$13,195,043	$(655,003)	$12,540,040
American Funds Core Allocation Fund	599,503,641	141,859,316	-	141,859,316
American Funds Growth Fund	85,275,595	34,345,047	-	34,345,047
American Funds International Fund	44,927,743	10,137,434	-	10,137,434
Balanced Allocation Fund	554,576,689	50,832,185	(3,974,001)	46,858,184
Blue Chip Growth Fund	277,517,627	162,336,651	(4,274,665)	158,061,986
Conservative Allocation Fund	453,820,198	27,128,881	(3,564,137)	23,564,744
Equity Income Fund	369,032,824	166,789,624	(16,173,859)	150,615,765
Equity Index Fund	242,283,086	207,282,561	(7,670,823)	199,611,738
Focused Equity Fund	131,151,775	37,837,085	(4,956,767)	32,880,318
Foreign Fund	353,145,295	69,822,166	(30,349,910)	39,472,256
Fundamental Growth Fund	163,450,031	42,967,890	(1,562,423)	41,405,467
Fundamental Value Fund	163,701,961	64,461,470	(2,711,041)	61,750,429
Global Fund	201,494,061	67,269,395	(3,193,599)	64,075,796
Growth Allocation Fund	1,476,016,714	253,471,694	(6,211,897)	247,259,797
Growth & Income Fund	96,170,988	42,294,124	(958,275)	41,335,849
Income & Growth Fund	187,706,289	59,163,486	(2,647,845)	56,515,641
International Equity Fund	171,029,318	6,277,451	(7,574,746)	(1,297,295)
Large Cap Growth Fund	198,443,316	49,632,113	(3,754,670)	45,877,443
Managed Volatility Fund	231,867,603	44,242,781	(6,023,494)	38,219,287
Mid Cap Growth Fund	309,534,017	162,154,966	(2,801,735)	159,353,231

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Mid Cap Value Fund	$443,732,310	$61,129,800	$(9,220,074)	$51,909,726
Moderate Allocation Fund	2,132,207,154	217,159,364	(12,285,923)	204,873,441
Small Cap Growth Equity Fund	231,686,922	51,426,652	(4,754,267)	46,672,385
Small Company Value Fund	83,028,041	31,303,430	(2,128,855)	29,174,575
Small/Mid Cap Value Fund	214,054,083	41,422,183	(9,938,557)	31,483,626
Total Return Bond Fund	480,100,975	6,013,275	(1,777,404)	4,235,871

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2015, was as follows:

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	564,279	11,692	26,536	549,435	$9,944,771	$-	$-	$221,425
MML Equity Income Fund, Initial Class	458,450	24,179	12,731	469,898	6,470,500	-	-	70,023
MML Focused Equity Fund, Class II	366,280	21,445	15,639	372,086	5,830,593	-	-	68,521
MML Foreign Fund, Initial Class	453,685	115,719	7,963	561,441	6,046,716	-	-	5,658
MML Fundamental Growth Fund, Class II	453,726	10,160	24,826	439,060	6,673,718	-	-	93,960
MML Fundamental Value Fund, Class II	390,143	20,382	17,195	393,330	6,442,749	-	-	77,100
MML Global Fund, Class I	499,894	155,059	9,750	645,203	8,374,735	-	-	53,682
MML High Yield Fund, Class II	5,880	-	5,880	-	-	-	-	(5,263)
MML Income & Growth Fund, Initial Class	381,619	25,306	17,758	389,167	4,794,533	-	-	59,419
MML Inflation-Protected and Income Fund, Initial Class	291,882	17,975	5,302	304,555	3,149,102	-	-	(4,184)
MML International Equity Fund, Class II	520,644	103,001	8,737	614,908	6,062,991	-	-	(5,579)
MML Large Cap Growth Fund, Initial Class	475,358	10,289	28,441	457,206	6,707,211	-	-	107,861
MML Managed Bond Fund, Initial Class	333,211	24,285	5,900	351,596	4,584,502	-	-	(630)
MML Managed Volatility Fund, Initial Class	363,799	5,654	246,261	123,192	1,763,636	-	-	(23,275)
MML Mid Cap Growth Fund, Initial Class	429,121	26,772	27,004	428,889	7,501,264	-	-	168,027
MML Mid Cap Value Fund, Initial Class	557,787	11,649	27,457	541,979	7,219,162	-	-	76,388
MML Short-Duration Bond Fund, Class II	242,510	14,478	4,419	252,569	2,515,589	-	-	(960)
MML Small Cap Growth Equity Fund, Initial Class	176,916	3,190	49,708	130,398	2,476,507	-	-	110,772
MML Small Company Value Fund, Class II	195,361	4,271	3,589	196,043	3,499,366	-	-	(3,424)
MML Small/Mid Cap Value Fund, Initial Class	163,877	3,478	5,027	162,328	2,459,274	-	-	8,703
MML Strategic Emerging Markets Fund, Class II	419,279	59,181	9,346	469,114	4,456,584	-	-	(9,407)
MML Total Return Bond Fund, Class II	173,768	3,600	10,978	166,390	1,793,690	-	-	(1,090)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	30,702	3,491	1,570	32,623	2,781,120	-	-	13,363

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
Oppenheimer Global Fund/VA, Non-Service Shares*	64,709	20,792	30,071	55,430	$2,351,355	$-	$-	$234,762
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	590,256	142,964	-	733,220	7,464,177	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	14,638	-	14,638	-	-	-	-	(962)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,559,480	71,138	337,644	1,292,974	3,116,067	-	-	118,570

					$124,479,912	$-	$-	$1,433,460

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,672,364	13,179	98,848	1,586,695	$28,719,182	$-	$-	$844,177
MML Equity Income Fund, Initial Class	1,761,921	11,698	85,744	1,687,875	23,242,044	-	-	400,525
MML Focused Equity Fund, Class II	779,283	18,221	44,896	752,608	11,793,372	-	-	197,908
MML Foreign Fund, Initial Class	1,184,484	268,225	30,095	1,422,614	15,321,556	-	-	49,589
MML Fundamental Growth Fund, Class II	1,285,251	9,458	61,087	1,233,622	18,751,055	-	-	230,677
MML Fundamental Value Fund, Class II	1,455,693	10,457	60,620	1,405,530	23,022,585	-	-	255,207
MML Global Fund, Class I	1,119,769	260,380	29,862	1,350,287	17,526,726	-	-	117,395
MML High Yield Fund, Class II	2,009,508	-	-	2,009,508	20,677,837	-	-	-
MML Income & Growth Fund, Initial Class	1,466,044	81,733	57,616	1,490,161	18,358,779	-	-	197,150
MML Inflation-Protected and Income Fund, Initial Class	2,027,046	68,333	45,340	2,050,039	21,197,405	-	-	(17,765)
MML International Equity Fund, Class II	1,365,174	239,662	51,004	1,553,832	15,320,784	-	-	(23,970)
MML Large Cap Growth Fund, Initial Class	1,350,440	9,749	75,539	1,284,650	18,845,815	-	-	418,895
MML Managed Bond Fund, Initial Class	10,638,276	223,099	284,130	10,577,245	137,917,898	-	-	97,923
MML Managed Volatility Fund, Initial Class	1,000,281	5,151	670,176	335,256	4,799,565	-	-	(65,151)
MML Mid Cap Growth Fund, Initial Class	989,339	18,870	72,383	935,826	16,367,603	-	-	464,672
MML Mid Cap Value Fund, Initial Class	1,325,557	34,016	61,216	1,298,357	17,294,112	-	-	157,327
MML Short-Duration Bond Fund, Class II	2,514,332	-	140,528	2,373,804	23,643,089	-	-	(30,881)
MML Small Cap Growth Equity Fund, Initial Class	408,657	2,151	101,990	308,818	5,865,043	-	-	266,905
MML Small Company Value Fund, Class II	462,499	2,751	11,253	453,997	8,103,853	-	-	1,820
MML Small/Mid Cap Value Fund, Initial Class	410,739	2,217	55,167	357,789	5,420,500	-	-	91,140
MML Total Return Bond Fund, Class II	5,910,819	33,713	138,204	5,806,328	62,592,213	-	-	84,814
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	70,294	2,489	6,170	66,613	5,678,734	-	-	61,989
Oppenheimer Global Fund/VA, Non-Service Shares*	307,582	35,126	68,020	274,688	11,652,253	-	-	699,629
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	2,919,619	633,001	-	3,552,620	36,165,670	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,999,649	-	490,145	3,509,504	18,986,414	-	-	(83,174)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	5,346,658	824,455	291,119	5,879,994	14,170,786	-	-	194,276

					$601,434,873	$-	$-	$4,611,077

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,108,468	34,835	81,595	1,061,708	$19,216,910	$-	$-	$508,408
MML Equity Income Fund, Initial Class	1,305,812	19,085	75,813	1,249,084	17,199,882	-	-	417,194
MML Focused Equity Fund, Class II	426,033	9,764	23,763	412,034	6,456,574	-	-	97,632
MML Foreign Fund, Initial Class	680,114	128,060	15,830	792,344	8,533,541	-	-	12,255
MML Fundamental Growth Fund, Class II	862,515	12,930	47,700	827,745	12,581,731	-	-	186,844
MML Fundamental Value Fund, Class II	1,051,603	19,600	43,936	1,027,267	16,826,640	-	-	229,625
MML Global Fund, Class I	753,705	141,048	19,498	875,255	11,360,808	-	-	100,355
MML High Yield Fund, Class II	1,856,018	-	-	1,856,018	19,098,428	-	-	-
MML Income & Growth Fund, Initial Class	849,973	43,305	28,507	864,771	10,653,976	-	-	87,910
MML Inflation-Protected and Income Fund, Initial Class	1,833,931	70,568	47,067	1,857,432	19,205,851	-	-	(54,994)
MML International Equity Fund, Class II	781,144	122,162	21,619	881,687	8,693,437	-	-	(12,541)
MML Large Cap Growth Fund, Initial Class	910,651	16,324	66,002	860,973	12,630,475	-	-	288,666
MML Managed Bond Fund, Initial Class	10,091,028	320,940	298,282	10,113,686	131,873,500	-	-	24,585
MML Managed Volatility Fund, Initial Class	647,599	-	434,911	212,688	3,044,865	-	-	(45,724)
MML Mid Cap Growth Fund, Initial Class	489,785	28,929	35,867	482,847	8,444,989	-	-	146,922
MML Mid Cap Value Fund, Initial Class	799,616	35,665	37,056	798,225	10,632,353	-	-	81,124
MML Short-Duration Bond Fund, Class II	2,318,005	-	122,891	2,195,114	21,863,341	-	-	(30,313)
MML Small Cap Growth Equity Fund, Initial Class	238,652	2,668	67,887	173,433	3,293,826	-	-	157,310
MML Small Company Value Fund, Class II	317,539	3,971	8,409	313,101	5,588,848	-	-	20,351
MML Small/Mid Cap Value Fund, Initial Class	234,751	2,546	48,816	188,481	2,855,492	-	-	82,653
MML Total Return Bond Fund, Class II	5,752,757	66,068	141,414	5,677,411	61,202,491	-	-	83,240
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,830	2,235	2,727	35,338	3,012,552	-	-	32,494
Oppenheimer Global Fund/VA, Non-Service Shares*	180,730	30,558	12,384	198,904	8,437,525	-	-	158,378
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	2,359,705	462,288	-	2,821,993	28,727,892	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,912,966	-	478,903	3,434,063	18,578,281	-	-	53,128
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,030,603	408,183	380,390	3,058,396	7,370,734	-	-	60,072

					$477,384,942	$-	$-	$2,685,574

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,943,503	33,180	400,018	6,576,665	$119,037,633	$-	$-	$3,306,289
MML Equity Income Fund, Initial Class	5,747,051	142,649	142,092	5,747,608	79,144,558	-	-	771,269
MML Focused Equity Fund, Class II	4,410,908	145,046	185,749	4,370,205	68,481,116	-	-	827,037
MML Foreign Fund, Initial Class	4,702,623	1,597,964	62,632	6,237,955	67,182,772	-	-	106,747

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Fundamental Growth Fund, Class II	5,462,334	27,910	267,396	5,222,848	$79,387,287	$-	$-	$1,000,649
MML Fundamental Value Fund, Class II	4,909,630	70,261	163,576	4,816,315	78,891,233	-	-	1,067,620
MML Global Fund, Class I	6,544,819	1,355,537	95,567	7,804,789	101,306,166	-	-	624,094
MML High Yield Fund, Class II	1,699,715	-	-	1,699,715	17,490,065	-	-	-
MML Income & Growth Fund, Initial Class	4,593,643	120,666	135,238	4,579,071	56,414,157	-	-	447,571
MML Inflation-Protected and Income Fund, Initial Class	6,199,487	205,968	68,722	6,336,733	65,521,819	-	-	(5,886)
MML International Equity Fund, Class II	5,397,692	1,450,161	68,664	6,779,189	66,842,799	-	-	(38,772)
MML Large Cap Growth Fund, Initial Class	5,731,581	29,370	330,243	5,430,708	79,668,487	-	-	1,647,974
MML Managed Bond Fund, Initial Class	15,187,866	126,527	166,978	15,147,415	197,508,873	-	-	65,702
MML Managed Volatility Fund, Initial Class	4,282,220	13,789	2,864,013	1,431,996	20,500,625	-	-	(269,541)
MML Mid Cap Growth Fund, Initial Class	4,778,861	193,156	303,038	4,668,979	81,660,444	-	-	2,761,553
MML Mid Cap Value Fund, Initial Class	6,102,725	79,547	287,945	5,894,327	78,512,442	-	-	1,700,934
MML Short-Duration Bond Fund, Class II	4,208,966	250,038	146,224	4,312,780	42,955,286	-	-	(11,190)
MML Small Cap Growth Equity Fund, Initial Class	1,897,224	8,012	502,188	1,403,048	26,646,592	-	-	1,431,675
MML Small Company Value Fund, Class II	2,137,814	9,381	29,694	2,117,501	37,797,386	-	-	61,839
MML Small/Mid Cap Value Fund, Initial Class	1,838,275	7,900	84,386	1,761,789	26,691,106	-	-	138,626
MML Strategic Emerging Markets Fund, Class II	4,473,421	485,268	76,913	4,881,776	46,376,872	-	-	(104,600)
MML Total Return Bond Fund, Class II	8,276,281	33,746	448,589	7,861,438	84,746,300	-	-	348,958
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	324,794	32,905	17,541	340,158	28,998,449	-	-	152,295
Oppenheimer Global Fund/VA, Non-Service Shares*	796,419	136,113	212,870	719,662	30,528,047	-	-	2,394,350
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	8,331,471	1,846,391	-	10,177,862	103,610,639	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,289	-	3,289	-	-	-	-	(125)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	18,560,470	666,013	3,718,036	15,508,447	37,375,358	-	-	2,053,400

					$1,723,276,511	$-	$-	$20,478,468

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,469,514	138,661	346,603	7,261,572	$131,434,457	$-	$-	$3,021,851
MML Equity Income Fund, Initial Class	6,690,847	268,854	99,482	6,860,219	94,465,210	-	-	453,784
MML Focused Equity Fund, Class II	4,049,828	267,420	135,525	4,181,723	65,527,593	-	-	598,995
MML Foreign Fund, Initial Class	4,619,959	1,890,973	15,012	6,495,920	69,961,056	-	-	29,653
MML Fundamental Growth Fund, Class II	5,840,289	93,715	501,735	5,432,269	82,570,496	-	-	1,961,382

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 03/31/15	Value as of 03/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
MML Fundamental Value Fund, Class II	5,753,191	176,988	113,228	5,816,951	$95,281,663	$-	$-	$635,664
MML Global Fund, Class I	7,253,182	666,235	56,713	7,862,704	102,057,898	-	-	338,421
MML High Yield Fund, Class II	6,081,792	-	-	6,081,792	62,581,642	-	-	-
MML Income & Growth Fund, Initial Class	6,201,946	183,147	106,021	6,279,072	77,358,171	-	-	365,675
MML Inflation-Protected and Income Fund, Initial Class	6,555,075	303,089	21,240	6,836,924	70,693,793	-	-	(13,733)
MML International Equity Fund, Class II	5,300,929	1,858,341	16,468	7,142,802	70,428,027	-	-	(8,383)
MML Large Cap Growth Fund, Initial Class	6,137,665	98,044	612,234	5,623,475	82,496,374	-	-	3,359,822
MML Managed Bond Fund, Initial Class	32,590,196	1,302,633	81,813	33,811,016	440,865,688	-	-	59,438
MML Managed Volatility Fund, Initial Class	4,503,232	90,262	3,061,818	1,531,676	21,927,651	-	-	(295,046)
MML Mid Cap Growth Fund, Initial Class	4,635,039	239,939	277,192	4,597,786	80,415,273	-	-	2,094,996
MML Mid Cap Value Fund, Initial Class	6,305,478	375,147	197,280	6,483,345	86,358,159	-	-	448,719
MML Short-Duration Bond Fund, Class II	7,627,141	101,010	179,238	7,548,913	75,187,177	-	-	(62,212)
MML Small Cap Growth Equity Fund, Initial Class	1,870,987	25,301	453,662	1,442,626	27,398,263	-	-	1,179,966
MML Small Company Value Fund, Class II	2,331,749	34,037	7,559	2,358,227	42,094,360	-	-	12,053
MML Small/Mid Cap Value Fund, Initial Class	1,864,400	25,077	311,185	1,578,292	23,911,128	-	-	573,561
MML Strategic Emerging Markets Fund, Class II	4,014,300	517,468	17,176	4,514,592	42,888,619	-	-	(16,391)
MML Total Return Bond Fund, Class II	17,821,385	253,742	56,142	18,018,985	194,244,661	-	-	33,602
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	319,778	28,410	17,194	330,994	28,217,273	-	-	172,447
Oppenheimer Global Fund/VA, Non-Service Shares*	1,037,262	68,561	61,402	1,044,421	44,304,319	-	-	851,294
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	10,946,823	2,791,846	-	13,738,669	139,859,650	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	9,723,403	-	1,602,201	8,121,202	43,935,701	-	-	100,239
Oppenheimer International Growth Fund/VA, Non-Service Shares*	17,855,247	2,948,963	3,950,976	16,853,234	40,616,293	-	-	1,192,680

					$2,337,080,595	$-	$-	$17,088,477

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date	5/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date	5/26/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/26/15